UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1. Reports to Stockholders.

2012 Semiannual Report

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

November 30, 2012

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.

•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 31 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012–November 30, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2012

Lifecycle Funds Retirement Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Retirement Income Fund actual return	$1,000.00	$1,067.48	$1.30	$3.27
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.19

2010 Fund actual return	$1,000.00	$1,075.49	$1.30	$3.38
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.29

2015 Fund actual return	$1,000.00	$1,081.06	$1.30	$3.44
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.35

2020 Fund actual return	$1,000.00	$1,087.64	$1.30	$3.56
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.45

2025 Fund actual return	$1,000.00	$1,094.92	$1.30	$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.50

2030 Fund actual return	$1,000.00	$1,101.53	$1.30	$3.74
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.60

2035 Fund actual return	$1,000.00	$1,107.49	$1.30	$3.80
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.65

2040 Fund actual return	$1,000.00	$1,109.74	$1.30	$3.86
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.70

2045 Fund actual return	$1,000.00	$1,109.88	$1.30	$3.86
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.70

2050 Fund actual return	$1,000.00	$1,109.05	$1.30	$3.86
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.70

2055 Fund actual return	$1,000.00	$1,109.01	$1.30	$3.86
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.70

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

6	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.65% for the 2010 Fund; 0.66% for the 2015 Fund; 0.68% for the 2020 Fund; 0.69% for the 2025 Fund; 0.71% for the 2030 Fund; 0.72% for the 2035; and 0.73% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2012

Lifecycle Funds Institutional Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Retirement Income Fund actual return	$1,000.00	$1,068.63	$0.00	$1.97
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.93

2010 Fund actual return	$1,000.00	$1,076.46	$0.00	$2.08
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.03

2015 Fund actual return	$1,000.00	$1,081.76	$0.00	$2.14
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.08

2020 Fund actual return	$1,000.00	$1,088.65	$0.00	$2.25
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.18

2025 Fund actual return	$1,000.00	$1,096.67	$0.00	$2.31
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.23

2030 Fund actual return	$1,000.00	$1,103.09	$0.00	$2.43
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.33

2035 Fund actual return	$1,000.00	$1,109.18	$0.00	$2.49
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.38

2040 Fund actual return	$1,000.00	$1,110.98	$0.00	$2.54
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.43

2045 Fund actual return	$1,000.00	$1,111.79	$0.00	$2.54
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.43

2050 Fund actual return	$1,000.00	$1,110.97	$0.00	$2.54
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.43

2055 Fund actual return	$1,000.00	$1,111.11	$0.00	$2.54
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.43

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

8	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.40% for the 2010 Fund; 0.41% for the 2015 Fund; 0.43% for the 2020 Fund; 0.44% for the 2025 Fund; 0.46% for the 2030 Fund; 0.47% for the 2035 Fund; and 0.48% for the 2040, 2045, 2050 and 2055 Funds.

Expense example

Six months ended November 30, 2012

Lifecycle Funds Retail Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Retirement Income Fund actual return	$1,000.00	$1,067.44	$1.30	$3.27
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.19

*

The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.63% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2012

Lifecycle Funds Premier Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Retirement Income Fund actual return	$1,000.00	$1,067.94	$0.78	$2.75
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.69

2010 Fund actual return	$1,000.00	$1,075.60	$0.78	$2.86
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.79

2015 Fund actual return	$1,000.00	$1,080.97	$0.78	$2.92
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.84

2020 Fund actual return	$1,000.00	$1,088.84	$0.79	$3.04
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.94

2025 Fund actual return	$1,000.00	$1,095.77	$0.79	$3.10
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.99

2030 Fund actual return	$1,000.00	$1,102.18	$0.79	$3.21
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.09

2035 Fund actual return	$1,000.00	$1,108.14	$0.79	$3.28
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.14

2040 Fund actual return	$1,000.00	$1,111.24	$0.79	$3.33
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.19

2045 Fund actual return	$1,000.00	$1,110.84	$0.79	$3.33
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.19

2050 Fund actual return	$1,000.00	$1,111.25	$0.79	$3.33
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.19

2055 Fund actual return	$1,000.00	$1,110.12	$0.79	$3.33
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.19

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

10	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.55% for the 2010 Fund; 0.56% for the 2015 Fund; 0.58% for the 2020 Fund; 0.59% for the 2025 Fund; 0.61% for the 2030 Fund; 0.62% for the 2035 Fund; and 0.63% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2012

All eleven TIAA-CREF Lifecycle Funds achieved substantial gains for the period and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 6.75% for the Retirement Income Fund to 10.99% for the 2045 Fund. The tables on the following pages show returns for all share classes of the funds.

          The outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.70 of a percentage point for the 2050 and 2055 funds to 1.22 points for the 2010 Fund. (All results are for the Retirement Class.)

Despite slow growth, global stocks surge upward

At the end of November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.5% in the third quarter of 2012, on a year-over-year basis, adjusted for inflation.

          This reflected an improved housing market and increased consumer spending. Reduced government spending and persistently high unemployment continued to hamper growth, which remained well below the pace of a more typical recovery. There were signs of slowing growth elsewhere, too, particularly in Europe and China.

          Nonetheless, global stock markets performed very well for the six-month period. The Russell 3000® Index, which measures the broad U.S. stock market, gained 9.33%. Foreign stocks did even better; the MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, rose 16.69%.

          In both the United States and Europe, investors were encouraged by signs that central banks were taking additional steps to promote growth and ensure liquidity in the credit markets.

          Yields on 10-year U.S. Treasury securities inched up, from 1.59% at the end of May to 1.62% at the end of November, but inflationary pressures were also low. The Barclays U.S. Aggregate Bond Index, which measures the broad domestic market for investment-grade, fixed-rate bonds, returned 1.99% for the period. Inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), earned 2.92%. The short-term sector returned 1.16%, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index.

12	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Stock market gains drive the funds’ performance

All eleven Lifecycle Funds posted solid results for the six-month period, and six achieved double-digit gains, helped by the global stock market rally. Those funds with greater exposure to stocks performed better during the period.

          The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

          For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by strong gains from both the international equity and the U.S. equity sectors. In contrast, results were constrained by the more modest returns from the fixed-income, short-term fixed-income and inflation-protected asset sectors.

Strong results from the underlying funds lift returns higher

The eleven Lifecycle Funds outperformed their respective composite benchmarks primarily because of strong relative performance in the international equity and fixed-income sectors. Secondarily, the Lifecycle Funds initiated small tactical asset allocation positions during the reporting period, and these made additional contributions to relative performance.

          The largest contribution in the international equity sector came from the International Equity Fund, which outperformed its own benchmark (the MSCI EAFE Index) by more than six percentage points. The Large-Cap Growth Fund, in the U.S. equity sector, provided additional outperformance.

          In the fixed-income sector, the Bond and Bond Plus funds made sizable contributions to relative performance; each outperformed its own benchmark (in both cases, the Barclays U.S. Aggregate Bond Index) by more than two percentage points.

Tactical positions give funds an extra boost

Tactical asset allocations further aided relative performance during the period. The funds had slightly more exposure to the international equity market sector and slightly less to the U.S. equity market sector than would be dictated by the normal glide path allocations. In the fixed-income market sector, the Lifecycle Funds increased their positions in the high-yield market, while reducing their positions in the broader bond market.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	13

Investment results of the Lifecycle Funds

          At the end of November, each of the Lifecycle Funds continued to have slightly more exposure to the international equity market sector and less to the U.S. equity market sector than is dictated by the glide path allocations. The funds’ international equity overweight was based on attractive valuations, our positive economic outlook and improving investor sentiment.

          In the fixed-income market sector, the funds remained slightly overweighted in the high-yield market at the expense of the broader market. This overweight position was based on our view of the prospects for more attractive risk-adjusted returns in high yield at this stage of the economic cycle, compared with the mix of U.S. Treasury securities, corporate bonds and other fixed-income investments held by the Bond or the Bond Plus funds.

14	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Performance as of November 30, 2012

		Total return		Average annual total return
Lifecycle Retirement Income Fund
	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	11/30/2007	6.75%	10.65%	3.65%		3.65%
Institutional Class	11/30/2007	6.86	10.90	3.91		3.91
Retail Class	11/30/2007	6.74	10.60	3.77		3.77
Premier Class	9/30/2009	6.79	10.63	3.71	*	3.71	*

Retirement Income Fund Composite Index†	—	5.61	9.37	4.13		4.13	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.51	6.04		6.04	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; 10.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	15

Lifecycle Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	28.2%	30.0%
International equity	11.9	10.0
Fixed income
Fixed income	39.7	40.0
Short-term fixed income	9.9	10.0
Inflation-protected assets	10.0	10.0

Other assets &
liabilities, net	0.3	–

Total	100.0	100.0

Target allocation

For June 30, 2013

16	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2010 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	7.55%	11.43%	2.79%		5.20%
Institutional Class	1/17/2007	7.65	11.62	3.04		5.38	*
Premier Class	9/30/2009	7.56	11.42	2.84	*	5.23	*

2010 Fund Composite Index†	—	6.33	10.20	3.15		5.40	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.51	6.04		5.41	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2010 Fund Composite Index consisted of: 38.4% Barclays U.S. Aggregate Bond Index; 35.7% Russell 3000® Index; 11.9% MSCI EAFE+EM Index; 7.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 7.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	17

Lifecycle 2010 Fund

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	33.7%	35.3%
International equity	14.0	11.7
Fixed income
Fixed income	38.2	38.6
Short-term fixed income	6.9	7.2
Inflation-protected assets	6.9	7.2

Other assets &
liabilities, net	0.3	–

Total	100.0	100.0

Target allocation

For June 30, 2013

18	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2015 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	8.11%	11.99%	2.27%		5.16%
Institutional Class	1/17/2007	8.18	12.31	2.54		5.35	*
Premier Class	9/30/2009	8.10	12.13	2.32	*	5.19	*

2015 Fund Composite Index†	—	6.95	10.89	2.65		5.35	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2015 Fund Composite Index consisted of: 40.6% Russell 3000 Index; 35.9% Barclays U.S. Aggregate Bond Index; 13.5% MSCI EAFE+EM Index; 5.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 5.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	19

Lifecycle 2015 Fund

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	38.5%	39.9%
International equity	15.8	13.3
Fixed income
Fixed income	35.6	36.4
Short-term fixed income	4.9	5.2
Inflation-protected assets	4.9	5.2

Other assets &
liabilities, net	0.3	–

Total	100.0	100.0

Target allocation

For June 30, 2013

20	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2020 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	8.76%	12.75%	1.70%		4.96%
Institutional Class	1/17/2007	8.86	12.93	1.94		5.15	*
Premier Class	9/30/2009	8.88	12.84	1.78	*	5.01	*

2020 Fund Composite Index†	—	7.68	11.67	2.13		5.16	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2020 Fund Composite Index consisted of: 46.6% Russell 3000 Index; 31.9% Barclays U.S. Aggregate Bond Index; 15.5% MSCI EAFE+EM Index; 3.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 3.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	21

Lifecycle 2020 Fund

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	44.2%	45.9%
International equity	18.0	15.3
Fixed income
Fixed income	31.6	32.4
Short-term fixed income	2.9	3.2
Inflation-protected assets	2.9	3.2

Other assets &
liabilities, net	0.4	–

Total	100.0	100.0

Target allocation

For June 30, 2013

22	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2025 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	9.49%	13.46%	1.11%		4.79%
Institutional Class	1/17/2007	9.67	13.73	1.36		4.98	*
Premier Class	9/30/2009	9.58	13.52	1.15	*	4.81	*

2025 Fund Composite Index†	—	8.42	12.44	1.59		4.98	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2025 Fund Composite Index consisted of: 52.6% Russell 3000 Index; 27.9% Barclays U.S. Aggregate Bond Index; 17.5% MSCI EAFE+EM Index; 1.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); and 1.0% Barclays U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	23

Lifecycle 2025 Fund

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	49.8%	51.9%
International equity	20.2	17.3
Fixed income
Fixed income	27.7	28.4
Short-term fixed income	0.9	1.2
Inflation-protected assets	0.9	1.2

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2013

24	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2030 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	10.15%	14.00%	0.45%		4.52%
Institutional Class	1/17/2007	10.31	14.27	0.69		4.71	*
Premier Class	9/30/2009	10.22	14.19	0.51	*	4.56	*

2030 Fund Composite Index†	—	9.16	13.19	1.02		4.80	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2030 Fund Composite Index consisted of: 58.6% Russell 3000 Index; 21.9% Barclays U.S. Aggregate Bond Index; and 19.5% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	55.5%	57.9%
International equity	22.4	19.3
Fixed income	21.6	22.8

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	25

Lifecycle 2035 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2035 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	10.75%	14.49%	0.19%		4.57%
Institutional Class	1/17/2007	10.92	14.66	0.43		4.75	*
Premier Class	9/30/2009	10.81	14.57	0.26	*	4.61	*

2035 Fund Composite Index†	—	9.90	13.93	0.82		4.86	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2035 Fund Composite Index consisted of: 64.6% Russell 3000 Index; 21.5% MSCI EAFE+EM Index; and 13.9% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	61.2%	63.9%
International equity	24.6	21.3
Fixed income	13.7	14.8

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2013

26	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2040 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	10/15/2004	10.97%	14.54%	0.21%		4.82%
Institutional Class	1/17/2007	11.10	14.94	0.47		5.01	*
Premier Class	9/30/2009	11.12	14.72	0.30	*	4.87	*

2040 Fund Composite Index†	—	10.20	14.19	0.83		5.08	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		5.64	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	63.9%	67.5%
International equity	25.6	22.5
Fixed income	10.0	10.0

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	27

Lifecycle 2045 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2045 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	11/30/2007	10.99%	14.51%	–0.08%		–0.08%
Institutional Class	11/30/2007	11.18	14.97	0.18		0.18
Premier Class	9/30/2009	11.08	14.77	0.00	*	0.00	*

2045 Fund Composite Index†	—	10.20	14.19	0.85		0.85	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		1.67	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	63.7%	67.5%
International equity	25.5	22.5
Fixed income	9.9	10.0

Other assets & liabilities, net	0.9	–

Total	100.0	100.0

Target allocation

For June 30, 2013

28	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2050 Fund	Inception date	6 months	1 year	5 years		since fund inception

Retirement Class	11/30/2007	10.90%	14.55%	–0.13%		–0.13%
Institutional Class	11/30/2007	11.10	14.86	0.13		0.13
Premier Class	9/30/2009	11.12	14.79	–0.06	*	–0.06	*

2050 Fund Composite Index†	—	10.20	14.19	0.85		0.85	‡

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67		1.67	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.

†

As of the close of business on November 30, 2012, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	63.8%	67.5%
International equity	25.5	22.5
Fixed income	9.9	10.0

Other assets & liabilities, net	0.8	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	29

Lifecycle 2055 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle 2055 Fund	Inception date	6 months	1 year	since fund inception

Retirement Class	4/29/2011	10.90%	14.66%	1.14%
Institutional Class	4/29/2011	11.11	14.92	1.43
Premier Class	4/29/2011	11.01	14.72	1.25

2055 Fund Composite Index*	—	10.20	14.19	1.89	†

Broad market index
Russell 3000® Index	—	9.33	15.95	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	63.9%	67.5%
International equity	25.5	22.5
Fixed income	9.9	10.0

Other assets & liabilities, net	0.7	–

Total	100.0	100.0

Target allocation

For June 30, 2013

30	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
5,913,988	TIAA-CREF Bond Fund	$64,994,724	36.7%
80,145	TIAA-CREF Bond Plus Fund	878,389	0.5
427,586	TIAA-CREF High-Yield Fund	4,416,963	2.5

		70,290,076	39.7

INFLATION-PROTECTED ASSETS
1,393,060	TIAA-CREF Inflation-Linked Bond Fund	17,650,073	10.0

		17,650,073	10.0

INTERNATIONAL EQUITY
514,840	TIAA-CREF Emerging Markets Equity Fund	5,462,448	3.1
697,422	TIAA-CREF Enhanced International Equity Index Fund	4,888,925	2.8
219,528	TIAA-CREF Global Natural Resources Fund	2,221,628	1.3
896,781	TIAA-CREF International Equity Fund	8,483,547	4.7

		21,056,548	11.9

SHORT-TERM FIXED INCOME
1,668,327	TIAA-CREF Short-Term Bond Fund	17,584,168	9.9

		17,584,168	9.9

U.S. EQUITY
906,456	TIAA-CREF Enhanced Large-Cap Growth Index Fund	8,874,201	5.0
1,062,872	TIAA-CREF Enhanced Large-Cap Value Index Fund	9,204,470	5.2
767,171	TIAA-CREF Growth & Income Fund	8,062,967	4.5
777,742	TIAA-CREF Large-Cap Growth Fund	9,371,797	5.3
681,298	TIAA-CREF Large-Cap Value Fund	9,674,429	5.4
21,714	TIAA-CREF Mid-Cap Growth Fund	443,624	0.3
28,841	TIAA-CREF Mid-Cap Value Fund	539,618	0.3
261,121	TIAA-CREF Small-Cap Equity Fund	3,854,147	2.2

		50,025,253	28.2

TOTAL TIAA-CREF FUNDS (Cost $158,333,071)		176,606,118	99.7

TOTAL PORTFOLIO (Cost $158,333,071)		176,606,118	99.7
OTHER ASSETS & LIABILITIES, NET		553,441	0.3

NET ASSETS		$177,159,559	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle 2010 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
26,083,087	TIAA-CREF Bond Fund	$286,653,125	34.4%
664,032	TIAA-CREF Bond Plus Fund	7,277,785	0.9
2,312,490	TIAA-CREF High-Yield Fund	23,888,019	2.9

		317,818,929	38.2

INFLATION-PROTECTED ASSETS
4,545,493	TIAA-CREF Inflation-Linked Bond Fund	57,591,396	6.9

		57,591,396	6.9

INTERNATIONAL EQUITY
2,798,601	TIAA-CREF Emerging Markets Equity Fund	29,693,159	3.6
4,119,768	TIAA-CREF Enhanced International Equity Index Fund	28,879,577	3.5
1,184,199	TIAA-CREF Global Natural Resources Fund	11,984,096	1.4
4,832,417	TIAA-CREF International Equity Fund	45,714,664	5.5

		116,271,496	14.0

SHORT-TERM FIXED INCOME
5,447,156	TIAA-CREF Short-Term Bond Fund	57,413,024	6.9

		57,413,024	6.9

U.S. EQUITY
5,101,736	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,945,991	6.0
5,979,457	TIAA-CREF Enhanced Large-Cap Value Index Fund	51,782,095	6.2
4,285,609	TIAA-CREF Growth & Income Fund	45,041,755	5.4
4,345,487	TIAA-CREF Large-Cap Growth Fund	52,363,114	6.3
3,806,554	TIAA-CREF Large-Cap Value Fund	54,053,063	6.5
131,036	TIAA-CREF Mid-Cap Growth Fund	2,677,069	0.3
171,743	TIAA-CREF Mid-Cap Value Fund	3,213,309	0.4
1,458,548	TIAA-CREF Small-Cap Equity Fund	21,528,168	2.6

		280,604,564	33.7

TOTAL TIAA-CREF FUNDS (Cost $741,424,270)		829,699,409	99.7

TOTAL PORTFOLIO (Cost $741,424,270)		829,699,409	99.7
OTHER ASSETS & LIABILITIES, NET		2,821,260	0.3

NET ASSETS		$832,520,669	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2015 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
33,626,062	TIAA-CREF Bond Fund	$369,550,425	30.6%
1,669,865	TIAA-CREF Bond Plus Fund	18,301,720	1.5
4,105,056	TIAA-CREF High-Yield Fund	42,405,230	3.5

		430,257,375	35.6

INFLATION-PROTECTED ASSETS
4,695,559	TIAA-CREF Inflation-Linked Bond Fund	59,492,739	4.9

		59,492,739	4.9

INTERNATIONAL EQUITY
4,533,748	TIAA-CREF Emerging Markets Equity Fund	48,103,064	4.0
7,028,403	TIAA-CREF Enhanced International Equity Index Fund	49,269,102	4.1
1,906,172	TIAA-CREF Global Natural Resources Fund	19,290,460	1.6
7,837,986	TIAA-CREF International Equity Fund	74,147,352	6.1

		190,809,978	15.8

SHORT-TERM FIXED INCOME
5,627,289	TIAA-CREF Short-Term Bond Fund	59,311,627	4.9

		59,311,627	4.9

U.S. EQUITY
8,444,794	TIAA-CREF Enhanced Large-Cap Growth Index Fund	82,674,537	6.8
9,902,048	TIAA-CREF Enhanced Large-Cap Value Index Fund	85,751,732	7.1
7,068,717	TIAA-CREF Growth & Income Fund	74,292,220	6.2
7,171,595	TIAA-CREF Large-Cap Growth Fund	86,417,720	7.2
6,272,676	TIAA-CREF Large-Cap Value Fund	89,071,997	7.4
226,213	TIAA-CREF Mid-Cap Growth Fund	4,621,539	0.4
294,348	TIAA-CREF Mid-Cap Value Fund	5,507,245	0.5
2,403,514	TIAA-CREF Small-Cap Equity Fund	35,475,861	2.9

		463,812,851	38.5

TOTAL TIAA-CREF FUNDS (Cost $1,110,748,179)		1,203,684,570	99.7

TOTAL PORTFOLIO (Cost $1,110,748,179)		1,203,684,570	99.7
OTHER ASSETS & LIABILITIES, NET		4,111,123	0.3

NET ASSETS		$1,207,795,693	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2020 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
33,854,491	TIAA-CREF Bond Fund	$372,060,861	24.1%
4,262,850	TIAA-CREF Bond Plus Fund	46,720,833	3.0
6,724,935	TIAA-CREF High-Yield Fund	69,468,577	4.5

		488,250,271	31.6

INFLATION-PROTECTED ASSETS
3,571,709	TIAA-CREF Inflation-Linked Bond Fund	45,253,552	2.9

		45,253,552	2.9

INTERNATIONAL EQUITY
6,541,811	TIAA-CREF Emerging Markets Equity Fund	69,408,618	4.5
10,629,627	TIAA-CREF Enhanced International Equity Index Fund	74,513,683	4.8
2,745,579	TIAA-CREF Global Natural Resources Fund	27,785,264	1.8
11,208,051	TIAA-CREF International Equity Fund	106,028,167	6.9

		277,735,732	18.0

SHORT-TERM FIXED INCOME
4,280,441	TIAA-CREF Short-Term Bond Fund	45,115,851	2.9

		45,115,851	2.9

U.S. EQUITY
12,449,204	TIAA-CREF Enhanced Large-Cap Growth Index Fund	121,877,712	7.9
14,586,747	TIAA-CREF Enhanced Large-Cap Value Index Fund	126,321,227	8.2
10,360,312	TIAA-CREF Growth & Income Fund	108,886,879	7.0
10,505,440	TIAA-CREF Large-Cap Growth Fund	126,590,552	8.2
9,212,937	TIAA-CREF Large-Cap Value Fund	130,823,704	8.5
345,829	TIAA-CREF Mid-Cap Growth Fund	7,065,283	0.5
446,690	TIAA-CREF Mid-Cap Value Fund	8,357,572	0.5
3,525,858	TIAA-CREF Small-Cap Equity Fund	52,041,664	3.4

		681,964,593	44.2

TOTAL TIAA-CREF FUNDS (Cost $1,408,766,767)		1,538,319,999	99.6

TOTAL PORTFOLIO (Cost $1,408,766,767)		1,538,319,999	99.6
OTHER ASSETS & LIABILITIES, NET		6,362,844	0.4

NET ASSETS		$1,544,682,843	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2025 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
23,201,658	TIAA-CREF Bond Fund	$254,986,218	17.2%
6,772,283	TIAA-CREF Bond Plus Fund	74,224,216	5.0
7,882,784	TIAA-CREF High-Yield Fund	81,429,156	5.5

		410,639,590	27.7

INFLATION-PROTECTED ASSETS
1,108,523	TIAA-CREF Inflation-Linked Bond Fund	14,044,985	0.9

		14,044,985	0.9

INTERNATIONAL EQUITY
7,004,134	TIAA-CREF Emerging Markets Equity Fund	74,313,862	5.0
11,802,540	TIAA-CREF Enhanced International Equity Index Fund	82,735,805	5.6
2,923,407	TIAA-CREF Global Natural Resources Fund	29,584,881	2.0
11,962,443	TIAA-CREF International Equity Fund	113,164,711	7.6

		299,799,259	20.2

SHORT-TERM FIXED INCOME
1,328,736	TIAA-CREF Short-Term Bond Fund	14,004,878	0.9

		14,004,878	0.9

U.S. EQUITY
13,527,216	TIAA-CREF Enhanced Large-Cap Growth Index Fund	132,431,450	8.9
15,845,901	TIAA-CREF Enhanced Large-Cap Value Index Fund	137,225,501	9.2
11,223,157	TIAA-CREF Growth & Income Fund	117,955,383	7.9
11,382,874	TIAA-CREF Large-Cap Growth Fund	137,163,632	9.2
9,983,538	TIAA-CREF Large-Cap Value Fund	141,766,243	9.6
386,386	TIAA-CREF Mid-Cap Growth Fund	7,893,862	0.6
496,662	TIAA-CREF Mid-Cap Value Fund	9,292,551	0.6
3,819,458	TIAA-CREF Small-Cap Equity Fund	56,375,202	3.8

		740,103,824	49.8

TOTAL TIAA-CREF FUNDS (Cost $1,347,384,327)		1,478,592,536	99.5

TOTAL PORTFOLIO (Cost $1,347,384,327)		1,478,592,536	99.5
OTHER ASSETS & LIABILITIES, NET		6,873,920	0.5

NET ASSETS		$1,485,466,456	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2030 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
12,397,115	TIAA-CREF Bond Fund	$136,244,290	9.7%
7,605,281	TIAA-CREF Bond Plus Fund	83,353,884	5.9
8,090,615	TIAA-CREF High-Yield Fund	83,576,051	6.0

		303,174,225	21.6

INTERNATIONAL EQUITY
7,309,552	TIAA-CREF Emerging Markets Equity Fund	77,554,349	5.5
12,672,902	TIAA-CREF Enhanced International Equity Index Fund	88,837,042	6.3
3,045,255	TIAA-CREF Global Natural Resources Fund	30,817,979	2.2
12,456,386	TIAA-CREF International Equity Fund	117,837,416	8.4

		315,046,786	22.4

U.S. EQUITY
14,304,234	TIAA-CREF Enhanced Large-Cap Growth Index Fund	140,038,455	10.0
16,755,226	TIAA-CREF Enhanced Large-Cap Value Index Fund	145,100,261	10.3
11,833,474	TIAA-CREF Growth & Income Fund	124,369,815	8.8
12,004,416	TIAA-CREF Large-Cap Growth Fund	144,653,219	10.3
10,527,667	TIAA-CREF Large-Cap Value Fund	149,492,875	10.6
417,089	TIAA-CREF Mid-Cap Growth Fund	8,521,127	0.6
534,255	TIAA-CREF Mid-Cap Value Fund	9,995,903	0.7
4,027,737	TIAA-CREF Small-Cap Equity Fund	59,449,400	4.2

		781,621,055	55.5

TOTAL TIAA-CREF FUNDS (Cost $1,262,838,736)		1,399,842,066	99.5

TOTAL PORTFOLIO (Cost $1,262,838,736)		1,399,842,066	99.5
OTHER ASSETS & LIABILITIES, NET		6,904,993	0.5

NET ASSETS		$1,406,747,059	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2035 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,329,142	TIAA-CREF Bond Fund	$25,597,273	1.8%
7,642,672	TIAA-CREF Bond Plus Fund	83,763,685	5.9
8,123,677	TIAA-CREF High-Yield Fund	83,917,583	6.0

		193,278,541	13.7

INTERNATIONAL EQUITY
8,027,187	TIAA-CREF Emerging Markets Equity Fund	85,168,459	6.0
14,244,501	TIAA-CREF Enhanced International Equity Index Fund	99,853,953	7.1
3,348,435	TIAA-CREF Global Natural Resources Fund	33,886,165	2.4
13,606,347	TIAA-CREF International Equity Fund	128,716,044	9.1

		347,624,621	24.6

U.S. EQUITY
15,889,537	TIAA-CREF Enhanced Large-Cap Growth Index Fund	155,558,563	11.0
18,612,730	TIAA-CREF Enhanced Large-Cap Value Index Fund	161,186,240	11.4
13,104,596	TIAA-CREF Growth & Income Fund	137,729,307	9.7
13,291,897	TIAA-CREF Large-Cap Growth Fund	160,167,356	11.3
11,652,358	TIAA-CREF Large-Cap Value Fund	165,463,478	11.6
470,571	TIAA-CREF Mid-Cap Growth Fund	9,613,767	0.7
601,198	TIAA-CREF Mid-Cap Value Fund	11,248,410	0.8
4,461,583	TIAA-CREF Small-Cap Equity Fund	65,852,960	4.7

		866,820,081	61.2

TOTAL TIAA-CREF FUNDS (Cost $1,259,296,646)		1,407,723,243	99.5

TOTAL PORTFOLIO (Cost $1,259,296,646)		1,407,723,243	99.5
OTHER ASSETS & LIABILITIES, NET		6,929,623	0.5

NET ASSETS		$1,414,652,866	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2040 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
7,032,661	TIAA-CREF Bond Plus Fund	$77,077,969	4.0%
11,174,402	TIAA-CREF High-Yield Fund	115,431,574	6.0

		192,509,543	10.0

INTERNATIONAL EQUITY
11,398,759	TIAA-CREF Emerging Markets Equity Fund	120,940,835	6.2
20,425,030	TIAA-CREF Enhanced International Equity Index Fund	143,179,461	7.4
4,740,047	TIAA-CREF Global Natural Resources Fund	47,969,274	2.5
19,340,750	TIAA-CREF International Equity Fund	182,963,494	9.5

		495,053,064	25.6

U.S. EQUITY
22,699,465	TIAA-CREF Enhanced Large-Cap Growth Index Fund	222,227,765	11.5
26,585,340	TIAA-CREF Enhanced Large-Cap Value Index Fund	230,229,041	11.9
18,709,186	TIAA-CREF Growth & Income Fund	196,633,541	10.2
18,967,615	TIAA-CREF Large-Cap Growth Fund	228,559,765	11.8
16,627,103	TIAA-CREF Large-Cap Value Fund	236,104,857	12.2
676,430	TIAA-CREF Mid-Cap Growth Fund	13,819,466	0.7
863,335	TIAA-CREF Mid-Cap Value Fund	16,152,992	0.8
6,367,005	TIAA-CREF Small-Cap Equity Fund	93,977,001	4.8

		1,237,704,428	63.9

TOTAL TIAA-CREF FUNDS (Cost $1,711,326,952)		1,925,267,035	99.5

TOTAL PORTFOLIO (Cost $1,711,326,952)		1,925,267,035	99.5
OTHER ASSETS & LIABILITIES, NET		8,975,107	0.5

NET ASSETS		$1,934,242,142	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2045 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,561,806	TIAA-CREF Bond Plus Fund	$17,117,396	4.0%
2,490,339	TIAA-CREF High-Yield Fund	25,725,198	5.9

		42,842,594	9.9

INTERNATIONAL EQUITY
2,540,803	TIAA-CREF Emerging Markets Equity Fund	26,957,921	6.2
4,549,593	TIAA-CREF Enhanced International Equity Index Fund	31,892,650	7.4
1,061,992	TIAA-CREF Global Natural Resources Fund	10,747,360	2.5
4,276,205	TIAA-CREF International Equity Fund	40,452,896	9.4

		110,050,827	25.5

U.S. EQUITY
5,061,896	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,555,966	11.5
5,928,193	TIAA-CREF Enhanced Large-Cap Value Index Fund	51,338,154	11.9
4,166,548	TIAA-CREF Growth & Income Fund	43,790,417	10.1
4,217,506	TIAA-CREF Large-Cap Growth Fund	50,820,951	11.8
3,693,938	TIAA-CREF Large-Cap Value Fund	52,453,926	12.1
150,630	TIAA-CREF Mid-Cap Growth Fund	3,077,363	0.7
192,278	TIAA-CREF Mid-Cap Value Fund	3,597,523	0.8
1,418,383	TIAA-CREF Small-Cap Equity Fund	20,935,326	4.8

		275,569,626	63.7

TOTAL TIAA-CREF FUNDS (Cost $382,786,846)		428,463,047	99.1

TOTAL PORTFOLIO (Cost $382,786,846)		428,463,047	99.1
OTHER ASSETS & LIABILITIES, NET		3,772,621	0.9

NET ASSETS		$432,235,668	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2050 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
847,010	TIAA-CREF Bond Plus Fund	$9,283,234	4.0%
1,350,582	TIAA-CREF High-Yield Fund	13,951,517	5.9

		23,234,751	9.9

INTERNATIONAL EQUITY
1,377,139	TIAA-CREF Emerging Markets Equity Fund	14,611,441	6.2
2,465,921	TIAA-CREF Enhanced International Equity Index Fund	17,286,105	7.4
575,534	TIAA-CREF Global Natural Resources Fund	5,824,408	2.5
2,317,913	TIAA-CREF International Equity Fund	21,927,453	9.4

		59,649,407	25.5

U.S. EQUITY
2,746,047	TIAA-CREF Enhanced Large-Cap Growth Index Fund	26,883,800	11.5
3,215,638	TIAA-CREF Enhanced Large-Cap Value Index Fund	27,847,425	11.9
2,260,401	TIAA-CREF Growth & Income Fund	23,756,809	10.1
2,287,125	TIAA-CREF Large-Cap Growth Fund	27,559,853	11.8
2,004,062	TIAA-CREF Large-Cap Value Fund	28,457,679	12.1
81,698	TIAA-CREF Mid-Cap Growth Fund	1,669,083	0.7
104,295	TIAA-CREF Mid-Cap Value Fund	1,951,361	0.8
769,446	TIAA-CREF Small-Cap Equity Fund	11,357,026	4.9

		149,483,036	63.8

TOTAL TIAA-CREF FUNDS (Cost $208,627,123)		232,367,194	99.2

TOTAL PORTFOLIO (Cost $208,627,123)		232,367,194	99.2
OTHER ASSETS & LIABILITIES, NET		1,968,236	0.8

NET ASSETS		$234,335,430	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2055 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
76,087	TIAA-CREF Bond Plus Fund	$833,918	4.0%
121,324	TIAA-CREF High-Yield Fund	1,253,273	5.9

		2,087,191	9.9

INTERNATIONAL EQUITY
123,619	TIAA-CREF Emerging Markets Equity Fund	1,311,598	6.2
221,434	TIAA-CREF Enhanced International Equity Index Fund	1,552,252	7.4
51,580	TIAA-CREF Global Natural Resources Fund	521,993	2.5
208,350	TIAA-CREF International Equity Fund	1,970,991	9.4

		5,356,834	25.5

U.S. EQUITY
246,649	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,414,697	11.5
288,839	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,501,342	11.9
203,079	TIAA-CREF Growth & Income Fund	2,134,356	10.1
205,542	TIAA-CREF Large-Cap Growth Fund	2,476,780	11.8
180,084	TIAA-CREF Large-Cap Value Fund	2,557,195	12.2
7,338	TIAA-CREF Mid-Cap Growth Fund	149,919	0.7
9,366	TIAA-CREF Mid-Cap Value Fund	175,241	0.8
69,114	TIAA-CREF Small-Cap Equity Fund	1,020,121	4.9

		13,429,651	63.9

TOTAL TIAA-CREF FUNDS (Cost $20,026,849)		20,873,676	99.3

TOTAL PORTFOLIO (Cost $20,026,849)		20,873,676	99.3
OTHER ASSETS & LIABILITIES, NET		154,690	0.7

NET ASSETS		$21,028,366	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	41

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds ▪ November 30, 2012

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value*	$176,606,118	$829,699,409	$1,203,684,570	$1,538,319,999	$1,478,592,536	$1,399,842,066
Cash	–	1,401,029	1,716,840	1,867,113	3,089,952	1,705,968
Receivable from securities transactions	15,669	216,862	981,481	641,203	–	–
Receivable from Fund shares sold	405,570	2,211,262	2,965,427	5,670,126	6,252,000	6,283,320
Dividends and interest receivable	182,540	805,679	1,095,312	1,280,519	1,122,120	893,351
Due from affiliates	2,541	9,026	12,739	16,044	15,431	14,656
Other	2,278	15,695	20,157	23,678	22,314	21,314

Total assets	177,214,716	834,358,962	1,210,476,526	1,547,818,682	1,489,094,353	1,408,760,675

LIABILITIES
Overdraft payable	13,590	–	–	–	–	–
Management fees payable	1,447	6,787	9,842	12,563	12,063	11,422
Service agreement fees payable	1,711	9,216	12,631	15,835	14,953	13,384
Distribution fees payable	17,312	13,977	21,918	28,174	27,164	26,685
Due to affiliates	1,011	5,480	7,296	9,001	8,354	7,892
Payable for securities transactions	15,750	1,566,362	2,551,981	2,975,704	3,434,250	1,868,500
Payable for Fund shares redeemed	1,911	179,845	–	–	41,794	–
Accrued expenses and other payables	2,425	56,626	77,165	94,562	89,319	85,733

Total liabilities	55,157	1,838,293	2,680,833	3,135,839	3,627,897	2,013,616

NET ASSETS	$177,159,559	$832,520,669	$1,207,795,693	$1,544,682,843	$1,485,466,456	$1,406,747,059

NET ASSETS CONSIST OF:
Paid-in-capital	$160,808,234	$757,240,814	$1,085,448,702	$1,376,758,906	$1,316,692,843	$1,234,741,205
Undistributed net investment income (loss)	303,771	11,302,402	12,174,966	13,769,186	11,602,262	8,633,408
Accumulated net realized gain (loss) on total investments	(2,225,493)	(24,297,686)	17,235,634	24,601,519	25,963,142	26,369,116
Net unrealized appreciation (depreciation) on total investments	18,273,047	88,275,139	92,936,391	129,553,232	131,208,209	137,003,330

NET ASSETS	$177,159,559	$832,520,669	$1,207,795,693	$1,544,682,843	$1,485,466,456	$1,406,747,059

RETIREMENT CLASS:
Net assets	$83,692,504	$451,096,333	$619,811,625	$777,537,465	$735,809,993	$658,064,615
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,987,231	37,263,581	52,212,463	65,937,771	63,171,156	57,217,377

Net asset value per share	$10.48	$12.11	$11.87	$11.79	$11.65	$11.50

INSTITUTIONAL CLASS:
Net assets	$44,820,744	$268,738,801	$409,683,890	$536,865,126	$526,896,648	$529,963,921
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,269,431	25,109,602	39,690,955	53,302,947	53,369,937	55,018,617

Net asset value per share	$10.50	$10.70	$10.32	$10.07	$9.87	$9.63

RETAIL CLASS:
Net assets	$39,237,306	–	–	–	–	–
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,741,569	–	–	–	–	–

Net asset value per share	$10.49	–	–	–	–	–

PREMIER CLASS:
Net assets	$9,409,005	$112,685,535	$178,300,178	$230,280,252	$222,759,815	$218,718,523
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	896,632	10,558,310	17,341,679	22,918,695	22,645,737	22,794,519

Net asset value per share	$10.49	$10.67	$10.28	$10.05	$9.84	$9.60

* Affiliated investments, cost	$158,333,071	$741,424,270	$1,110,748,179	$1,408,766,767	$1,347,384,327	$1,262,838,736

42	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	43

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds ▪ November 30, 2012

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value*	$1,407,723,243	$1,925,267,035	$428,463,047	$232,367,194	$20,873,676
Cash	1,949,168	3,062,145	892,499	598,722	68,633
Receivable from Fund shares sold	6,313,727	8,135,905	3,565,195	1,850,584	158,739
Dividends and interest receivable	666,588	750,229	165,078	89,229	7,988
Due from affiliates	14,705	19,886	4,819	2,907	913
Other	21,136	30,630	3,932	3,833	145

Total assets	1,416,688,567	1,937,265,830	433,094,570	234,912,469	21,110,094

LIABILITIES
Management fees payable	11,475	15,692	3,486	1,890	170
Service agreement fees payable	13,406	18,741	4,011	2,232	285
Distribution fees payable	26,878	38,602	7,210	3,797	300
Due to affiliates	7,974	10,863	2,212	1,120	22
Payable for securities transactions	1,888,750	2,823,000	837,000	568,000	55,250
Payable for Fund shares redeemed	–	4,662	–	–	–
Accrued expenses and other payables	87,218	112,128	4,983	–	25,701

Total liabilities	2,035,701	3,023,688	858,902	577,039	81,728

NET ASSETS	$1,414,652,866	$1,934,242,142	$432,235,668	$234,335,430	$21,028,366

NET ASSETS CONSIST OF:
Paid-in-capital	$1,229,306,071	$1,664,228,556	$385,444,788	$210,900,687	$20,365,261
Undistributed net investment income (loss)	5,837,499	6,956,869	1,294,486	701,248	52,299
Accumulated net realized gain (loss) on total investments	31,082,699	49,116,634	(179,807)	(1,006,576)	(236,021)
Net unrealized appreciation (depreciation) on total investments	148,426,597	213,940,083	45,676,201	23,740,071	846,827

NET ASSETS	$1,414,652,866	$1,934,242,142	$432,235,668	$234,335,430	$21,028,366

RETIREMENT CLASS:
Net assets	$660,110,516	$922,911,080	$198,369,094	$110,474,867	$14,032,620
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,224,534	78,649,566	22,062,090	12,337,461	1,407,017

Net asset value per share	$11.54	$11.73	$8.99	$8.95	$9.97

INSTITUTIONAL CLASS:
Net assets	$534,507,982	$697,637,173	$173,873,783	$92,144,850	$4,421,392
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,960,351	72,584,979	19,218,150	10,227,705	442,223

Net asset value per share	$9.55	$9.61	$9.05	$9.01	$10.00

PREMIER CLASS:
Net assets	$220,034,368	$313,693,889	$59,992,791	$31,715,713	$2,574,354
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	23,093,340	32,726,961	6,652,044	3,529,194	257,905

Net asset value per share	$9.53	$9.59	$9.02	$8.99	$9.98

* Affiliated investments, cost	$1,259,296,646	$1,711,326,952	$382,786,846	$208,627,123	$20,026,849

44	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	45

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds ▪ For the period ended November 30, 2012

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,237,063	$5,573,161	$7,269,668	$8,263,045	$7,019,028	$5,615,773

Total income	1,237,063	5,573,161	7,269,668	8,263,045	7,019,028	5,615,773

EXPENSES
Management fees	80,823	400,365	570,682	721,835	689,520	655,137
Distribution fees — Retirement Class	19,497	110,697	150,400	187,100	176,647	159,206
Distribution fees — Retail Class	44,761	–	–	–	–	–
Distribution fees — Premier Class	7,679	82,170	127,649	162,777	155,212	153,091
Fund administration fees	4,472	22,576	31,904	40,296	38,390	36,424
Custody and accounting fees	7,459	5,862	5,862	5,862	5,862	5,858
Audit fees	10,786	10,446	10,200	10,228	10,199	10,469
Legal fees	860	3,852	5,610	7,180	6,746	6,348
Shareholder reports	10,999	39,927	53,418	65,563	63,230	60,841
Shareholder servicing — Retirement Class	97,703	553,990	752,630	936,256	883,950	796,713
Shareholder servicing — Institutional Class	106	321	444	527	489	467
Shareholder servicing — Retail Class	6,339	–	–	–	–	–
Shareholder servicing — Premier Class	87	152	214	233	225	222
Trustee fees and expenses	790	4,046	5,805	7,381	7,077	6,740
Compliance fees	2,211	10,776	15,217	19,213	18,296	17,354
Registration fees	17,942	26,547	29,115	30,558	30,498	29,301
Other expenses	5,701	15,621	24,449	31,692	30,942	28,514

Total expenses	318,215	1,287,348	1,783,599	2,226,701	2,117,283	1,966,685
Less: Expenses reimbursed by the investment adviser	(67,889)	(140,509)	(182,818)	(219,438)	(212,616)	(203,167)
Fee waiver by investment adviser and TPIS	(100,321)	(511,063)	(721,082)	(908,935)	(866,167)	(814,343)

Net expenses	150,005	635,776	879,699	1,098,328	1,038,500	949,175

Net investment income (loss)	1,087,058	4,937,385	6,389,969	7,164,717	5,980,528	4,666,598

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(197,867)	(6,171,632)	14,571,836	17,894,069	17,026,474	17,531,255

Net change in unrealized appreciation (depreciation) from affiliated investments	9,462,961	58,953,941	66,796,108	95,319,323	100,627,134	102,801,341

Net realized and unrealized gain (loss) from investments	9,265,094	52,782,309	81,367,944	113,213,392	117,653,608	120,332,596

Net increase (decrease) in net assets from operations	$10,352,152	$57,719,694	$87,757,913	$120,378,109	$123,634,136	$124,999,194

46	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	47

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds ▪ For the period ended November 30, 2012

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$4,381,464	$5,292,186	$1,074,553	$578,515	$51,018

Total income	4,381,464	5,292,186	1,074,553	578,515	51,018

EXPENSES
Management fees	655,976	908,105	184,925	99,565	8,783
Distribution fees — Retirement Class	158,924	227,004	43,686	24,158	3,093
Distribution fees — Premier Class	154,584	223,462	38,659	20,382	1,502
Fund administration fees	36,393	50,409	10,288	5,536	547
Custody and accounting fees	5,846	5,835	5,901	5,891	5,943
Audit fees	10,469	10,136	10,845	10,857	10,808
Legal fees	6,269	8,527	1,936	1,065	77
Shareholder reports	60,585	84,726	17,677	12,218	5,169
Shareholder servicing — Retirement Class	795,265	1,135,861	218,773	121,116	15,667
Shareholder servicing — Institutional Class	466	570	219	196	172
Shareholder servicing — Premier Class	231	309	109	91	92
Trustee fees and expenses	6,764	9,349	1,929	1,045	90
Compliance fees	17,562	24,008	4,936	2,623	200
Registration fees	28,897	31,214	17,287	15,790	18,580
Other expenses	27,482	34,841	11,616	7,186	21

Total expenses	1,965,713	2,754,356	568,786	327,719	70,744
Less: Expenses reimbursed by the investment adviser	(201,558)	(260,710)	(83,036)	(62,768)	(41,828)
Fee waiver by investment adviser and TPIS	(814,900)	(1,135,110)	(228,611)	(123,722)	(11,876)

Net expenses	949,255	1,358,536	257,139	141,229	17,040

Net investment income (loss)	3,432,209	3,933,650	817,414	437,286	33,978

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	19,590,320	34,722,771	(817,418)	(492,664)	(109,614)
Realized gain (loss) from sale of unaffiliated investments	–	–	30,307	–	2,076

Net realized gain (loss) from investments	19,590,320	34,722,771	(787,111)	(492,664)	(107,538)

Net change in unrealized appreciation (depreciation) from affiliated investments	108,850,662	148,467,423	37,244,240	20,117,297	1,850,857

Net realized and unrealized gain (loss) from investments	128,440,982	183,190,194	36,457,129	19,624,633	1,743,319

Net increase (decrease) in net assets from operations	$131,873,191	$187,123,844	$37,274,543	$20,061,919	$1,777,297

48	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	49

Statements of changes in net assets

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,087,058	$3,510,233	$4,937,385	$19,008,804	$6,389,969	$25,374,266
Net realized gain (loss) from investments		(197,867)	754,407	(6,171,632)	14,294,614	14,571,836	29,006,066
Net change in unrealized appreciation (depreciation) from affiliated investments		9,462,961	(2,910,287)	58,953,941	(33,698,447)	66,796,108	(64,483,150)

Net increase (decrease) in net assets resulting from operations		10,352,152	1,354,353	57,719,694	(395,029)	87,757,913	(10,102,818)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(481,780)	(1,628,974)	–	(10,540,885)	–	(13,401,923)
	Institutional Class	(271,218)	(833,270)	–	(5,754,171)	–	(7,907,325)
	Retail Class	(221,118)	(765,340)	–	–	–	–
	Premier Class	(69,552)	(230,444)	–	(2,578,867)	–	(3,521,331)
From realized gains:	Retirement Class	–	–	–	–	–	(10,401,875)
	Institutional Class	–	–	–	–	–	(5,523,589)
	Premier Class	–	–	–	–	–	(2,539,708)

Total distributions		(1,043,668)	(3,458,028)	–	(18,873,923)	–	(43,295,751)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	14,532,772	35,013,769	32,899,811	98,305,354	47,554,719	133,928,721
	Institutional Class	12,501,858	20,195,703	40,498,254	135,823,141	66,249,657	191,006,657
	Retail Class	7,991,767	13,253,627	–	–	–	–
	Premier Class	4,932,847	8,502,470	23,801,495	64,767,847	36,893,443	110,778,570
Reinvestments of distributions:	Retirement Class	481,780	1,628,974	–	10,540,885	–	23,803,798
	Institutional Class	271,218	833,270	–	5,754,171	–	13,430,914
	Retail Class	212,989	731,993	–	–	–	–
	Premier Class	69,552	230,444	–	2,578,867	–	6,061,039
Redemptions:	Retirement Class	(7,955,761)	(20,487,005)	(45,881,956)	(160,085,280)	(49,345,536)	(207,866,181)
	Institutional Class	(2,438,484)	(8,965,769)	(16,829,675)	(13,510,255)	(16,372,416)	(11,122,490)
	Retail Class	(2,327,726)	(8,910,350)	–	–	–	–
	Premier Class	(5,471,194)	(3,867,445)	(17,041,518)	(18,611,806)	(23,689,195)	(23,172,070)

Net increase (decrease) from shareholder transactions		22,801,618	38,159,681	17,446,411	125,562,924	61,290,672	236,848,958

Net increase (decrease) in net assets		32,110,102	36,056,006	75,166,105	106,293,972	149,048,585	183,450,389
NET ASSETS
Beginning of period		145,049,457	108,993,451	757,354,564	651,060,592	1,058,747,108	875,296,719

End of period		$177,159,559	$145,049,457	$832,520,669	$757,354,564	$1,207,795,693	$1,058,747,108

Undistributed net investment income (loss) included in net assets		$303,771	$260,381	$11,302,402	$6,365,017	$12,174,966	$5,784,997

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	1,421,715	3,547,411	2,785,589	8,800,382	4,110,420	12,130,145
	Institutional Class	1,215,629	2,053,130	3,897,802	13,602,282	6,597,312	19,595,859
	Retail Class	781,802	1,338,990	–	–	–	–
	Premier Class	482,173	870,411	2,314,084	6,561,138	3,731,670	11,507,539
Shares reinvested:	Retirement Class	47,378	169,839	–	982,375	–	2,282,244
	Institutional Class	26,607	86,823	–	608,264	–	1,484,079
	Retail Class	20,928	76,315	–	–	–	–
	Premier Class	6,819	24,037	–	272,896	–	671,956
Shares redeemed:	Retirement Class	(782,684)	(2,110,016)	(3,909,414)	(14,284,393)	(4,301,347)	(18,654,567)
	Institutional Class	(239,391)	(912,770)	(1,599,788)	(1,353,755)	(1,619,827)	(1,146,554)
	Retail Class	(227,041)	(905,827)	–	–	–	–
	Premier Class	(534,740)	(387,358)	(1,650,070)	(1,854,398)	(2,394,956)	(2,368,718)

Net increase (decrease) from shareholder transactions		2,219,195	3,850,985	1,838,203	13,334,791	6,123,272	25,501,983

50	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$7,164,717	$30,157,254	$5,980,528	$27,478,664	$4,666,598	$24,930,181
Net realized gain (loss) from investments		17,894,069	29,515,367	17,026,474	25,264,232	17,531,255	23,074,462
Net change in unrealized appreciation (depreciation) from affiliated investments		95,319,323	(85,724,495)	100,627,134	(92,201,087)	102,801,341	(98,850,006)

Net increase (decrease) in net assets resulting from operations		120,378,109	(26,051,874)	123,634,136	(39,458,191)	124,999,194	(50,845,363)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(15,561,931)	–	(13,939,586)	–	(11,959,762)
	Institutional Class	–	(9,247,446)	–	(8,449,357)	–	(8,054,032)
	Premier Class	–	(4,361,859)	–	(4,067,922)	–	(3,897,367)
From realized gains:	Retirement Class	–	(10,544,311)	–	(8,462,047)	–	(5,971,309)
	Institutional Class	–	(5,621,407)	–	(4,576,445)	–	(3,548,783)
	Premier Class	–	(2,742,191)	–	(2,282,374)	–	(1,781,385)

Total distributions		–	(48,079,145)	–	(41,777,731)	–	(35,212,638)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	61,758,239	183,215,882	62,303,824	172,570,290	53,020,828	147,442,347
	Institutional Class	87,588,269	252,411,496	92,495,145	249,029,428	86,614,382	253,227,921
	Premier Class	50,079,312	137,991,398	49,799,865	130,546,370	47,654,106	128,942,310
Reinvestments of distributions:	Retirement Class	–	26,106,242	–	22,401,633	–	17,931,071
	Institutional Class	–	14,868,853	–	13,025,802	–	11,602,815
	Premier Class	–	7,104,050	–	6,350,296	–	5,678,752
Redemptions:	Retirement Class	(57,878,353)	(243,406,656)	(54,836,026)	(225,503,454)	(55,003,016)	(225,872,361)
	Institutional Class	(10,729,805)	(4,965,038)	(11,051,888)	(4,950,363)	(9,270,011)	(2,486,673)
	Premier Class	(28,578,124)	(32,824,308)	(27,152,986)	(32,705,438)	(28,010,744)	(31,877,502)

Net increase (decrease) from shareholder transactions		102,239,538	340,501,919	111,557,934	330,764,564	95,005,545	304,588,680

Net increase (decrease) in net assets		222,617,647	266,370,900	235,192,070	249,528,642	220,004,739	218,530,679
NET ASSETS
Beginning of period		1,322,065,196	1,055,694,296	1,250,274,386	1,000,745,744	1,186,742,320	968,211,641

End of period		$1,544,682,843	$1,322,065,196	$1,485,466,456	$1,250,274,386	$1,406,747,059	$1,186,742,320

Undistributed net investment income (loss) included in net assets		$13,769,186	$6,604,469	$11,602,262	$5,621,734	$8,633,408	$3,966,810

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,386,191	16,788,019	5,521,549	16,062,600	4,775,369	13,982,668
	Institutional Class	8,977,651	26,681,080	9,695,417	26,909,723	9,328,647	28,183,090
	Premier Class	5,204,137	14,777,427	5,294,837	14,343,110	5,210,896	14,637,292
Shares reinvested:	Retirement Class	–	2,544,468	–	2,231,238	–	1,824,117
	Institutional Class	–	1,701,242	–	1,534,252	–	1,413,254
	Premier Class	–	813,752	–	749,740	–	693,376
Shares redeemed:	Retirement Class	(5,082,256)	(22,184,423)	(4,875,739)	(20,881,160)	(4,950,247)	(21,312,281)
	Institutional Class	(1,074,152)	(528,787)	(1,128,476)	(536,890)	(965,167)	(277,742)
	Premier Class	(2,972,618)	(3,409,327)	(2,906,094)	(3,464,308)	(3,094,672)	(3,455,143)

Net increase (decrease) from shareholder transactions		10,438,953	37,183,451	11,601,494	36,948,305	10,304,826	35,688,631

52	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$3,432,209	$23,084,385	$3,933,650	$32,183,389	$817,414	$5,116,032
Net realized gain (loss) from investments		19,590,320	22,300,685	34,722,771	34,617,114	(787,111)	2,223,477
Net change in unrealized appreciation (depreciation) from affiliated investments		108,850,662	(110,826,422)	148,467,423	(165,626,347)	37,244,240	(20,650,831)

Net increase (decrease) in net assets resulting from operations		131,873,191	(65,441,352)	187,123,844	(98,825,844)	37,274,543	(13,311,322)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(10,889,852)	–	(15,923,080)	–	(2,646,968)
	Institutional Class	–	(7,620,062)	–	(10,235,595)	–	(1,639,791)
	Premier Class	–	(3,649,649)	–	(5,087,677)	–	(563,744)
From realized gains:	Retirement Class	–	(5,598,558)	–	(9,360,538)	–	–
	Institutional Class	–	(3,418,745)	–	(5,237,788)	–	–
	Premier Class	–	(1,702,615)	–	(2,706,661)	–	–

Total distributions		–	(32,879,481)	–	(48,551,339)	–	(4,850,503)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	57,229,576	140,750,898	73,803,791	179,170,785	37,314,123	68,675,874
	Institutional Class	88,984,184	251,773,557	117,740,289	324,380,919	47,167,374	81,594,824
	Premier Class	47,912,142	128,736,408	70,057,017	180,968,542	24,499,173	32,981,480
Reinvestments of distributions:	Retirement Class	–	16,488,410	–	25,283,618	–	2,646,968
	Institutional Class	–	11,038,807	–	15,473,383	–	1,639,791
	Premier Class	–	5,352,264	–	7,794,338	–	563,744
Redemptions:	Retirement Class	(55,153,407)	(213,022,093)	(102,244,961)	(315,459,397)	(11,872,411)	(34,375,053)
	Institutional Class	(8,221,567)	(3,153,581)	(9,498,023)	(2,417,323)	(2,972,246)	(2,250,474)
	Premier Class	(28,655,625)	(30,939,722)	(47,960,541)	(39,118,315)	(8,474,752)	(7,587,163)

Net increase (decrease) from shareholder transactions		102,095,303	307,024,948	101,897,572	376,076,550	85,661,261	143,889,991

Net increase (decrease) in net assets		233,968,494	208,704,115	289,021,416	228,699,367	122,935,804	125,728,166
NET ASSETS
Beginning of period		1,180,684,372	971,980,257	1,645,220,726	1,416,521,359	309,299,864	183,571,698

End of period		$1,414,652,866	$1,180,684,372	$1,934,242,142	$1,645,220,726	$432,235,668	$309,299,864

Undistributed net investment income (loss) included in net assets		$5,837,499	$2,405,290	$6,956,869	$3,023,219	$1,294,486	$477,072

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,141,927	13,313,896	6,527,282	16,674,624	4,296,751	8,368,736
	Institutional Class	9,689,044	28,351,590	12,761,241	36,299,025	5,419,878	9,793,772
	Premier Class	5,291,322	14,764,700	7,709,626	20,669,242	2,866,137	4,010,099
Shares reinvested:	Retirement Class	–	1,685,931	–	2,548,752	–	348,285
	Institutional Class	–	1,366,189	–	1,907,939	–	214,913
	Premier Class	–	663,230	–	962,264	–	73,982
Shares redeemed:	Retirement Class	(4,958,724)	(20,183,750)	(8,973,304)	(29,372,663)	(1,417,866)	(4,160,041)
	Institutional Class	(859,894)	(360,788)	(991,020)	(275,122)	(328,867)	(281,011)
	Premier Class	(3,187,511)	(3,369,763)	(5,307,850)	(4,252,906)	(998,598)	(883,970)

Net increase (decrease) from shareholder transactions		11,116,164	36,231,235	11,725,975	45,161,155	9,837,435	17,484,765

54	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	55

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$437,286	$2,709,995	$33,978	$221,340
Net realized gain (loss) from investments		(492,664)	1,179,089	(107,538)	(122,944)
Net change in unrealized appreciation (depreciation) from affiliated investments		20,117,297	(10,951,664)	1,850,857	(848,928)

Net increase (decrease) in net assets resulting from operations		20,061,919	(7,062,580)	1,777,297	(750,532)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(1,419,709)	–	(154,859)
	Institutional Class	–	(849,842)	–	(30,228)
	Premier Class	–	(279,170)	–	(20,573)
From realized gains:	Retirement Class	–	–	–	(3,286)
	Institutional Class	–	–	–	(597)
	Premier Class	–	–	–	(423)

Total distributions		–	(2,548,721)	–	(209,966)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	22,462,986	41,194,084	3,079,447	5,088,988
	Institutional Class	26,272,546	43,850,921	2,383,343	1,893,562
	Premier Class	13,487,278	18,580,220	1,517,125	625,865
Reinvestments of distributions:	Retirement Class	–	1,419,709	–	158,145
	Institutional Class	–	849,842	–	30,825
	Premier Class	–	279,170	–	20,996
Redemptions:	Retirement Class	(6,844,710)	(20,796,893)	(1,030,526)	(1,628,816)
	Institutional Class	(1,434,184)	(1,973,695)	(352,823)	(732,154)
	Premier Class	(5,815,245)	(3,678,419)	(477,370)	(210,997)

Net increase (decrease) from shareholder transactions		48,128,671	79,724,939	5,119,196	5,246,414

Net increase (decrease) in net assets		68,190,590	70,113,638	6,896,493	4,285,916
NET ASSETS
Beginning of period		166,144,840	96,031,202	14,131,873	9,845,957

End of period		$234,335,430	$166,144,840	$21,028,366	$14,131,873

Undistributed net investment income (loss) included in net assets		$701,248	$263,962	$52,299	$18,321

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,599,713	5,035,871	322,334	556,918
	Institutional Class	3,033,609	5,282,908	248,063	206,937
	Premier Class	1,581,870	2,258,806	159,512	68,410
Shares reinvested:	Retirement Class	–	187,544	–	18,760
	Institutional Class	–	111,821	–	3,657
	Premier Class	–	36,781	–	2,491
Shares redeemed:	Retirement Class	(818,482)	(2,511,196)	(108,988)	(182,007)
	Institutional Class	(159,569)	(250,860)	(36,161)	(80,273)
	Premier Class	(689,494)	(435,670)	(50,076)	(22,432)

Net increase (decrease) from shareholder transactions		5,547,647	9,716,005	534,684	572,461

56	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	57

Financial highlights

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.88		$10.06	$9.41		$8.84	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.26	0.18		0.18	0.21	0.31
Net realized and unrealized gain (loss) on total investments	0.59		(0.17)	0.64		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.66		0.09	0.82		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.06)		(0.27)	(0.17)		(0.19)	(0.21)	(0.32)

Total distributions	(0.06)		(0.27)	(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$10.48		$9.88	$10.06		$9.41	$8.84	$8.65

TOTAL RETURN	6.75	%(b)	1.01%	8.78	%(b)	8.65%	4.86%	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$83,693		$72,109	$57,288		$39,682	$19,384	$4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.48	%(c)	0.52%	0.53	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.28	%(c)	2.69%	2.80	%(c)	2.04%	2.59%	4.00	%(c)
Portfolio turnover rate	7	%(b)	13%	7	%(b)	33%	38%	26	%(b)

58	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.90		$10.08	$9.43		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.31	0.20		0.21	0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.60		(0.19)	0.63		0.58	0.19	(1.36)

Total gain (loss) from investment operations	0.68		0.12	0.83		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.08)		(0.30)	(0.18)		(0.21)	(0.22)	(0.33)

Total distributions	(0.08)		(0.30)	(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$10.50		$9.90	$10.08		$9.43	$8.85	$8.65

TOTAL RETURN	6.86	%(b)	1.27%	8.89	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$44,821		$32,323	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.18	%(c)	0.22%	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.52	%(c)	3.13%	3.02	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	7	%(b)	13%	7	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	59

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retail Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.89		$10.07	$9.42		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.27	0.19		0.19	0.23	0.32
Net realized and unrealized gain (loss) on total investments	0.59		(0.18)	0.63		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.66		0.09	0.82		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.06)		(0.27)	(0.17)		(0.20)	(0.22)	(0.33)

Total distributions	(0.06)		(0.27)	(0.17)		(0.20)	(0.22)	(0.33)

Net asset value, end of period	$10.49		$9.89	$10.07		$9.42	$8.85	$8.65

TOTAL RETURN	6.74	%(b)	1.03%	8.82	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$39,237		$31,296	$26,758		$16,652	$8,460	$6,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.47%	0.39	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income to average net assets	1.28	%(c)	2.72%	2.89	%(c)	2.14%	2.92%	4.09	%(c)
Portfolio turnover rate	7	%(b)	13%	7	%(b)	33%	38%	26	%(b)

60	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.89		$10.08	$9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.29	0.18		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.60		(0.20)	0.64		0.61	–

Total gain from investment operations	0.67		0.09	0.82		0.78	0.00	(d)

Less distributions from:
Net investment income	(0.07)		(0.28)	(0.17)		(0.20)	–

Total distributions	(0.07)		(0.28)	(0.17)		(0.20)	–

Net asset value, end of period	$10.49		$9.89	$10.08		$9.43	$8.85

TOTAL RETURN	6.79	%(b)	1.03%	8.82	%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,409		$9,322	$4,387		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33	%(c)	0.37%	0.39	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.37	%(c)	2.95%	2.68	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	7	%(b)	13%	7	%(b)	33%	38	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.38%, 0.39%, 0.38% and 0.38%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	61

Financial highlights

Lifecycle 2010 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.26		$11.61	$10.76		$10.05	$10.06	$12.04	$10.99

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.30	0.22		0.21	0.24	0.37	0.34
Net realized and unrealized gain (loss) on total investments	0.78		(0.36)	0.89		0.70	0.05	(1.95)	0.98

Total gain (loss) from investment operations	0.85		(0.06)	1.11		0.91	0.29	(1.58)	1.32

Less distributions from:
Net investment income	–		(0.29)	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)
Net realized gains	–		–	–		–	(0.09)	(0.06)	(0.03)

Total distributions	–		(0.29)	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)

Net asset value, end of period	$12.11		$11.26	$11.61		$10.76	$10.05	$10.06	$12.04

TOTAL RETURN	7.55	%(b)	(0.40)%	10.51	%(b)	9.23%	3.36%	(13.59)%	12.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$451,096		$432,315	$498,029		$469,156	$395,514	$351,907	$255,875
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.44	%(c)	0.44%	0.45	%(c)	0.46%	0.51%	0.46%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	1.14	%(c)	2.66%	2.99	%(c)	2.07%	2.76%	3.27%	2.93%
Portfolio turnover rate	9	%(b)	13%	8	%(b)	24%	60%	26%	12%

62	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2010 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.94		$10.30	$9.58		$8.97	$9.02	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.30	0.21		0.20	0.23	0.32	0.22
Net realized and unrealized gain (loss) on total investments	0.69		(0.34)	0.80		0.63	0.05	(1.71)	0.61

Total gain (loss) from investment operations	0.76		(0.04)	1.01		0.83	0.28	(1.39)	0.83

Less distributions from:
Net investment income	–		(0.32)	(0.29)		(0.22)	(0.24)	(0.36)	–
Net realized gains	–		–	–		–	(0.09)	(0.06)	–

Total distributions	–		(0.32)	(0.29)		(0.22)	(0.33)	(0.42)	–

Net asset value, end of period	$10.70		$9.94	$10.30		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	7.65	%(b)	(0.23)%	10.76	%(b)	9.48%	3.63%	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$268,739		$226,848	$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.14	%(c)	0.14%	0.15	%(c)	0.16%	0.21%	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.39	%(c)	2.99%	3.13	%(c)	2.20%	2.90%	3.24%	3.04	%(c)
Portfolio turnover rate	9	%(b)	13%	8	%(b)	24%	60%	26%	12	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	63

Financial highlights	concluded

Lifecycle 2010 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.92		$10.28	$9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.28	0.21		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.69		(0.33)	0.79		0.68	–

Total gain (loss) from investment operations	0.75		(0.05)	1.00		0.82	0.00	(d)

Less distributions from:
Net investment income	–		(0.31)	(0.29)		(0.22)	–
Net realized gains	–		–	–		–	–

Total distributions	–		(0.31)	(0.29)		(0.22)	–

Net asset value, end of period	$10.67		$9.92	$10.28		$9.57	$8.97

TOTAL RETURN	7.56	%(b)	(0.34)%	10.61	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$112,686		$98,192	$50,526		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29	%(c)	0.29%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.24	%(c)	2.84%	3.15	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	9	%(b)	13%	8	%(b)	24%	60	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.40%, 0.41%, 0.39% and 0.40%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

64	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2015 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.98		$11.67	$10.67		$9.94	$9.99	$12.26	$11.06

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.29	0.22		0.20	0.22	0.35	0.32
Net realized and unrealized gain (loss) on total investments	0.83		(0.50)	1.03		0.72	(0.02)	(2.23)	1.16

Total gain (loss) from investment operations	0.89		(0.21)	1.25		0.92	0.20	(1.88)	1.48

Less distributions from:
Net investment income	–		(0.27)	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)
Net realized gains	–		(0.21)	–		–	(0.04)	(0.07)	(0.02)

Total distributions	–		(0.48)	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)

Net asset value, end of period	$11.87		$10.98	$11.67		$10.67	$9.94	$9.99	$12.26

TOTAL RETURN	8.11	%(b)	(1.55)%	11.87	%(b)	9.36%	2.49%	(15.83)%	13.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$619,812		$575,517	$661,257		$580,270	$456,392	$295,996	$201,246
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.46%	0.51%	0.47%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	1.03	%(c)	2.60%	2.94	%(c)	1.96%	2.57%	3.08%	2.74%
Portfolio turnover rate	7	%(b)	11%	5	%(b)	19%	34%	22%	15%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	65

Financial highlights	continued

Lifecycle 2015 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.54		$10.21	$9.37		$8.75	$8.84	$10.88	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.28	0.20		0.18	0.20	0.33	0.18
Net realized and unrealized gain (loss) on total investments	0.72		(0.44)	0.92		0.65	(0.02)	(1.96)	0.70

Total gain (loss) from investment operations	0.78		(0.16)	1.12		0.83	0.18	(1.63)	0.88

Less distributions from:
Net investment income	–		(0.30)	(0.28)		(0.21)	(0.23)	(0.34)	–
Net realized gains	–		(0.21)	–		–	(0.04)	(0.07)	–

Total distributions	–		(0.51)	(0.28)		(0.21)	(0.27)	(0.41)	–

Net asset value, end of period	$10.32		$9.54	$10.21		$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	8.18	%(b)	(1.26)%	12.11	%(b)	9.62%	2.66%	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$409,684		$331,069	$150,938		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.16%	0.21%	0.17%	0.32	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.27	%(c)	2.93%	3.10	%(c)	2.03%	2.59%	3.36%	2.37	%(c)
Portfolio turnover rate	7	%(b)	11%	5	%(b)	19%	34%	22%	15%

66	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2015 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.51		$10.19	$9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.26	0.21		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.71		(0.44)	0.89		0.69	–

Total gain (loss) from investment operations	0.77		(0.18)	1.10		0.81	0.00	(d)

Less distributions from:
Net investment income	–		(0.29)	(0.27)		(0.20)	–
Net realized gains	–		(0.21)	–		–	–

Total distributions	–		(0.50)	(0.27)		(0.20)	–

Net asset value, end of period	$10.28		$9.51	$10.19		$9.36	$8.75

TOTAL RETURN	8.10	%(b)	(1.46)%	11.96	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$178,300		$152,161	$63,101		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.12	%(c)	2.71%	3.16	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	7	%(b)	11%	5	%(b)	19%	34	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.41%, 0.42%, 0.41% and 0.41%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	67

Financial highlights

Lifecycle 2020 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84		$11.62	$10.47		$9.74	$9.87	$12.48	$11.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.28	0.21		0.18	0.20	0.32	0.29
Net realized and unrealized gain (loss) on total investments	0.90		(0.64)	1.17		0.72	(0.11)	(2.52)	1.28

Total gain (loss) from investment operations	0.95		(0.36)	1.38		0.90	0.09	(2.20)	1.57

Less distributions from:
Net investment income	–		(0.25)	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)
Net realized gains	–		(0.17)	(0.00	)(d)	–	(0.05)	(0.09)	(0.01)

Total distributions	–		(0.42)	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)

Net asset value, end of period	$11.79		$10.84	$11.62		$10.47	$9.74	$9.87	$12.48

TOTAL RETURN	8.76	%(b)	(2.85)%	13.43	%(b)	9.36%	1.40%	(18.21)%	14.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$777,537		$711,358	$795,642		$672,342	$479,735	$277,700	$181,152
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.46%	0.51%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	0.90	%(c)	2.51%	2.88	%(c)	1.80%	2.41%	2.87%	2.42%
Portfolio turnover rate	7	%(b)	8%	4	%(b)	16%	27%	20%	20%

68	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2020 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.25		$9.99	$9.04		$8.43		$8.58	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.26	0.19		0.16		0.18	0.28	0.13
Net realized and unrealized gain (loss) on total investments	0.76		(0.55)	1.02		0.64		(0.09)	(2.16)	0.76

Total gain (loss) from investment operations	0.82		(0.29)	1.21		0.80		0.09	(1.88)	0.89

Less distributions from:
Net investment income	–		(0.28)	(0.26)		(0.19)		(0.19)	(0.34)	–
Net realized gains	–		(0.17)	(0.00	)(d)	(0.00	)(d)	(0.05)	(0.09)	–

Total distributions	–		(0.45)	(0.26)		(0.19)		(0.24)	(0.43)	–

Net asset value, end of period	$10.07		$9.25	$9.99		$9.04		$8.43	$8.58	$10.89

TOTAL RETURN	8.86	%(b)	(2.60)%	13.64	%(b)	9.63%		1.66%	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$536,865		$419,753	$175,206		$51,076		$16,959	$5,618	$1,472
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.16%		0.21%	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%		0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.14	%(c)	2.84%	3.03	%(c)	1.86%		2.45%	2.91%	1.83	%(c)
Portfolio turnover rate	7	%(b)	8%	4	%(b)	16%		27%	20%	20%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	69

Financial highlights	concluded

Lifecycle 2020 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.23		$9.98	$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.25	0.20		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.77		(0.56)	1.00		0.70	–

Total gain (loss) from investment operations	0.82		(0.31)	1.20		0.80	0.00	(d)

Less distributions from:
Net investment income	–		(0.27)	(0.26)		(0.19)	–
Net realized gains	–		(0.17)	(0.00	)(d)	–	–

Total distributions	–		(0.44)	(0.26)		(0.19)	–

Net asset value, end of period	$10.05		$9.23	$9.98		$9.04	$8.43

TOTAL RETURN	8.88	%(b)	(2.80)%	13.47	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$230,280		$190,954	$84,846		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.99	%(c)	2.73%	3.09	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	7	%(b)	8%	4	%(b)	16%	27%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.43%, 0.44%, 0.42% and 0.42%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

70	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2025 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.64		$11.52	$10.25		$9.51	$9.75	$12.62	$11.24

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.26	0.21		0.16	0.18	0.30	0.26
Net realized and unrealized gain (loss) on total investments	0.97		(0.76)	1.28		0.74	(0.21)	(2.78)	1.42

Total gain (loss) from investment operations	1.01		(0.50)	1.49		0.90	(0.03)	(2.48)	1.68

Less distributions from:
Net investment income	–		(0.24)	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)
Net realized gains	–		(0.14)	–		–	(0.06)	(0.08)	(0.02)

Total distributions	–		(0.38)	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)

Net asset value, end of period	$11.65		$10.64	$11.52		$10.25	$9.51	$9.75	$12.62

TOTAL RETURN	9.49	%(b)	(4.11)%	14.74	%(b)	9.55%	0.08%	(20.25)%	15.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$735,810		$665,020	$750,162		$630,705	$447,297	$246,043	$143,559
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.46%	0.52%	0.49%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	0.77	%(c)	2.41%	2.86	%(c)	1.67%	2.27%	2.64%	2.12%
Portfolio turnover rate	7	%(b)	7%	4	%(b)	15%	22%	17%	25%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	71

Financial highlights	continued

Lifecycle 2025 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.00		$9.83	$8.78		$8.17	$8.41	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.25	0.19		0.14	0.16	0.26	0.11
Net realized and unrealized gain (loss) on total investments	0.82		(0.67)	1.11		0.65	(0.17)	(2.37)	0.82

Total gain (loss) from investment operations	0.87		(0.42)	1.30		0.79	(0.01)	(2.11)	0.93

Less distributions from:
Net investment income	–		(0.27)	(0.25)		(0.18)	(0.17)	(0.33)	–
Net realized gains	–		(0.14)	–		–	(0.06)	(0.08)	–

Total distributions	–		(0.41)	(0.25)		(0.18)	(0.23)	(0.41)	–

Net asset value, end of period	$9.87		$9.00	$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	9.67	%(b)	(4.00)%	15.01	%(b)	9.76%	0.37%	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$526,897		$403,396	$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.16%	0.22%	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.02	%(c)	2.76%	3.02	%(c)	1.72%	2.21%	2.63%	1.45	%(c)
Portfolio turnover rate	7	%(b)	7%	4	%(b)	15%	22%	17%	25%

72	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2025 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.98		$9.80	$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.24	0.20		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.82		(0.66)	1.08		0.68	–

Total gain (loss) from investment operations	0.86		(0.42)	1.28		0.76	0.00	(d)

Less distributions from:
Net investment income	–		(0.26)	(0.24)		(0.17)	–
Net realized gains	–		(0.14)	–		–	–

Total distributions	–		(0.40)	(0.24)		(0.17)	–

Net asset value, end of period	$9.84		$8.98	$9.80		$8.76	$8.17

TOTAL RETURN	9.58	%(b)	(4.01)%	14.88	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$222,760		$181,859	$84,577		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.87	%(c)	2.65%	3.13	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	7	%(b)	7%	4	%(b)	15%	22%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.44%, 0.46%, 0.43% and 0.43%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	73

Financial highlights

Lifecycle 2030 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44		$11.40	$10.01		$9.28	$9.65	$12.81	$11.30

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.24	0.20		0.14	0.16	0.28	0.24
Net realized and unrealized gain (loss) on total investments	1.03		(0.87)	1.40		0.73	(0.34)	(3.03)	1.55

Total gain (loss) from investment operations	1.06		(0.63)	1.60		0.87	(0.18)	(2.75)	1.79

Less distributions from:
Net investment income	–		(0.22)	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)
Net realized gains	–		(0.11)	–		–	(0.04)	(0.09)	(0.02)

Total distributions	–		(0.33)	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)

Net asset value, end of period	$11.50		$10.44	$11.40		$10.01	$9.28	$9.65	$12.81

TOTAL RETURN	10.15	%(b)	(5.40)%	16.12	%(b)	9.51%	(1.41)%	(22.21)%	16.07%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$658,065		$599,240	$717,292		$607,051	$429,188	$222,388	$128,768
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.46%	0.52%	0.50%	0.55%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	0.61	%(c)	2.27%	2.74	%(c)	1.50%	2.05%	2.43%	1.94%
Portfolio turnover rate	7	%(b)	5%	4	%(b)	14%	18%	17%	29%

74	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2030 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.73		$9.61	$8.47		$7.87	$8.22	$10.96	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.23	0.18		0.12	0.14	0.26	0.02
Net realized and unrealized gain (loss) on total investments	0.86		(0.75)	1.19		0.64	(0.28)	(2.58)	0.94

Total gain (loss) from investment operations	0.90		(0.52)	1.37		0.76	(0.14)	(2.32)	0.96

Less distributions from:
Net investment income	–		(0.25)	(0.23)		(0.16)	(0.17)	(0.33)	–
Net realized gains	–		(0.11)	–		–	(0.04)	(0.09)	–

Total distributions	–		(0.36)	(0.23)		(0.16)	(0.21)	(0.42)	–

Net asset value, end of period	$9.63		$8.73	$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	10.31	%(b)	(5.25)%	16.41	%(b)	9.80%	(1.14)%	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$529,964		$407,473	$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.16%	0.22%	0.19%	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.86	%(c)	2.63%	2.90	%(c)	1.52%	2.11%	2.68%	0.33	%(c)
Portfolio turnover rate	7	%(b)	5%	4	%(b)	14%	18%	17%	29%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	75

Financial highlights	concluded

Lifecycle 2030 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.71		$9.58	$8.45		$7.87	$7.87

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.22	0.18		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.86		(0.74)	1.18		0.68	–

Total gain (loss) from investment operations	0.89		(0.52)	1.36		0.74	0.00	(d)

Less distributions from:
Net investment income	–		(0.24)	(0.23)		(0.16)	–
Net realized gains	–		(0.11)	–		–	–

Total distributions	–		(0.35)	(0.23)		(0.16)	–

Net asset value, end of period	$9.60		$8.71	$9.58		$8.45	$7.87

TOTAL RETURN	10.22	%(b)	(5.26)%	16.28	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$218,719		$180,029	$84,355		$32,600	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.71	%(c)	2.53%	3.02	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	7	%(b)	5%	4	%(b)	14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.46%, 0.47%, 0.44% and 0.44%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007

76	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2035 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.42		$11.51	$9.96		$9.24	$9.68	$12.98	$11.38

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.22	0.19		0.13	0.14	0.25	0.21
Net realized and unrealized gain (loss) on total investments	1.10		(1.01)	1.55		0.72	(0.38)	(3.16)	1.68

Total gain (loss) from investment operations	1.12		(0.79)	1.74		0.85	(0.24)	(2.91)	1.89

Less distributions from:
Net investment income	–		(0.20)	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)
Net realized gains	–		(0.10)	–		–	(0.04)	(0.08)	(0.02)

Total distributions	–		(0.30)	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)

Net asset value, end of period	$11.54		$10.42	$11.51		$9.96	$9.24	$9.68	$12.98

TOTAL RETURN	10.75	%(b)	(6.68)%	17.68	%(b)	9.33%	(1.94)%	(23.10)%	16.91%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$660,111		$594,181	$716,085		$598,803	$421,832	$197,256	$102,014
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.46%	0.51%	0.51%	0.60%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	0.42	%(c)	2.10%	2.61	%(c)	1.33%	1.86%	2.22%	1.72%
Portfolio turnover rate	7	%(b)	4%	7	%(b)	11%	15%	17%	24%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	77

Financial highlights	continued

Lifecycle 2035 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.61		$9.59	$8.34		$7.75	$8.16	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.22	0.17		0.11	0.12	0.23	0.07
Net realized and unrealized gain (loss) on total investments	0.91		(0.87)	1.30		0.63	(0.31)	(2.66)	0.93

Total gain (loss) from investment operations	0.94		(0.65)	1.47		0.74	(0.19)	(2.43)	1.00

Less distributions from:
Net investment income	–		(0.23)	(0.22)		(0.15)	(0.18)	(0.33)	–
Net realized gains	–		(0.10)	–		–	(0.04)	(0.08)	–

Total distributions	–		(0.33)	(0.22)		(0.15)	(0.22)	(0.41)	–

Net asset value, end of period	$9.55		$8.61	$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	10.92	%(b)	(6.55)%	17.84	%(b)	9.67%	(1.67)%	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$534,508		$406,001	$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.16%	0.21%	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.67	%(c)	2.47%	2.76	%(c)	1.33%	1.87%	2.35%	0.90	%(c)
Portfolio turnover rate	7	%(b)	4%	7	%(b)	11%	15%	17%	24%

78	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2035 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.60		$9.57	$8.33		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.21	0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.91		(0.86)	1.28		0.69	–

Total gain (loss) from investment operations	0.93		(0.65)	1.45		0.73	0.00	(d)

Less distributions from:
Net investment income	–		(0.22)	(0.21)		(0.15)	–
Net realized gains	–		(0.10)	–		–	–

Total distributions	–		(0.32)	(0.21)		(0.15)	–

Net asset value, end of period	$9.53		$8.60	$9.57		$8.33	$7.75

TOTAL RETURN	10.81	%(b)	(6.55)%	17.68	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$220,034		$180,502	$85,514		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.52	%(c)	2.37%	2.85	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	7	%(b)	4%	7	%(b)	11%	15%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.47%, 0.48%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	79

Financial highlights

Lifecycle 2040 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.57		$11.73	$10.14		$9.40	$9.83	$13.16	$11.45

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.22	0.19		0.13	0.15	0.26	0.20
Net realized and unrealized gain (loss) on total investments	1.14		(1.06)	1.60		0.75	(0.38)	(3.21)	1.82

Total gain (loss) from investment operations	1.16		(0.84)	1.79		0.88	(0.23)	(2.95)	2.02

Less distributions from:
Net investment income	–		(0.20)	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)
Net realized gains	–		(0.12)	–		–	(0.04)	(0.07)	(0.03)

Total distributions	–		(0.32)	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)

Net asset value, end of period	$11.73		$10.57	$11.73		$10.14	$9.40	$9.83	$13.16

TOTAL RETURN	10.97	%(b)	(7.00)%	17.81	%(b)	9.42%	(1.91)%	(23.09)%	17.93%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$922,911		$857,435	$1,070,202		$893,915	$639,490	$285,171	$141,996
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	0.43%	0.45	%(c)	0.45%	0.50%	0.48%	0.57%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	0.33	%(c)	2.05%	2.60	%(c)	1.35%	1.84%	2.21%	1.59%
Portfolio turnover rate	8	%(b)	5%	8	%(b)	10%	14%	16%	18%

80	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2040 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.65		$9.67	$8.40		$7.81	$8.21	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.22	0.17		0.11	0.12	0.23	0.06
Net realized and unrealized gain (loss) on total investments	0.93		(0.89)	1.32		0.63	(0.31)	(2.67)	0.98

Total gain (loss) from investment operations	0.96		(0.67)	1.49		0.74	(0.19)	(2.44)	1.04

Less distributions from:
Net investment income	–		(0.23)	(0.22)		(0.15)	(0.17)	(0.32)	–
Net realized gains	–		(0.12)	–		–	(0.04)	(0.07)	–

Total distributions	–		(0.35)	(0.22)		(0.15)	(0.21)	(0.39)	–

Net asset value, end of period	$9.61		$8.65	$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	11.10	%(b)	(6.71)%	18.01	%(b)	9.65%	(1.66)%	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$697,637		$526,001	$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13	%(c)	0.13%	0.15	%(c)	0.15%	0.20%	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.58	%(c)	2.44%	2.79	%(c)	1.32%	1.86%	2.39%	0.78	%(c)
Portfolio turnover rate	8	%(b)	5%	8	%(b)	10%	14%	16%	18%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	81

Financial highlights	concluded

Lifecycle 2040 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.63		$9.66	$8.40		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.21	0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.94		(0.90)	1.31		0.70	–

Total gain (loss) from investment operations	0.96		(0.69)	1.48		0.74	0.00	(d)

Less distributions from:
Net investment income	–		(0.22)	(0.22)		(0.15)	–
Net realized gains	–		(0.12)	–		–	–

Total distributions	–		(0.34)	(0.22)		(0.15)	–

Net asset value, end of period	$9.59		$8.63	$9.66		$8.40	$7.81

TOTAL RETURN	11.12	%(b)	(6.92)%	17.83	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$313,694		$261,785	$125,013		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.43	%(c)	2.34%	2.81	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	8	%(b)	5%	8	%(b)	10%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.48%, 0.49%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007

82	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2045 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.10		$8.90	$7.70		$7.14	$7.56	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.17	0.14		0.09	0.07	0.16
Net realized and unrealized gain (loss) on total investments	0.88		(0.81)	1.21		0.57	(0.33)	(2.38)

Total gain (loss) from investment operations	0.89		(0.64)	1.35		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	–		(0.16)	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	–		–	–		–	(0.04)	–

Total distributions	–		(0.16)	(0.15)		(0.10)	(0.16)	(0.22)

Net asset value, end of period	$8.99		$8.10	$8.90		$7.70	$7.14	$7.56

TOTAL RETURN	10.99	%(b)	(7.03)%	17.65	%(b)	9.32%	(2.93)%	22.69	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$198,369		$155,417	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.44	%(c)	0.48%	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.33	%(c)	2.08%	2.40	%(c)	1.17%	1.21%	2.23	%(c)
Portfolio turnover rate	7	%(b)	9%	8	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	83

Financial highlights	continued

Lifecycle 2045 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.14		$8.94	$7.73		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.20	0.13		0.09	0.12	0.26
Net realized and unrealized gain (loss) on total investments	0.88		(0.82)	1.24		0.59	(0.37)	(2.47)

Total gain (loss) from investment operations	0.91		(0.62)	1.37		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	–		(0.18)	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	–		–	–		–	(0.04)	–

Total distributions	–		(0.18)	(0.16)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$9.05		$8.14	$8.94		$7.73	$7.16	$7.57

TOTAL RETURN	11.18	%(b)	(6.77)%	17.92	%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$173,874		$115,021	$39,323		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.14	%(c)	0.17%	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	0.58	%(c)	2.36%	2.36	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	7	%(b)	9%	8	%(b)	18%	8%	27	%(b)

84	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2045 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.12		$8.92	$7.72		$7.16	$7.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19	0.14		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.88		(0.81)	1.22		0.61	–

Total gain (loss) from investment operations	0.90		(0.62)	1.36		0.67	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.16)		(0.11)	–
Net realized gains	–		–	–		–	–

Total distributions	–		(0.18)	(0.16)		(0.11)	–

Net asset value, end of period	$9.02		$8.12	$8.92		$7.72	$7.16

TOTAL RETURN	11.08	%(b)	(6.87)%	17.76	%(b)	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$59,993		$38,862	$14,136		$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29	%(c)	0.32%	0.34	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.43	%(c)	2.22%	2.42	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	7	%(b)	9%	8	%(b)	18%	8%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.48%, 0.49%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	85

Financial highlights

Lifecycle 2050 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09		9/30/08	**

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.07		$8.86	$7.71		$7.15	$7.62		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.17	0.13		0.09	0.08		0.20
Net realized and unrealized gain (loss) on total investments	0.87		(0.80)	1.23		0.57	(0.42)		(2.36)

Total gain (loss) from investment operations	0.88		(0.63)	1.36		0.66	(0.34)		(2.16)

Less distributions from:
Net investment income	–		(0.16)	(0.15)		(0.10)	(0.13)		(0.22)
Net realized gains	–		–	(0.06)		–	(0.00	)(d)	–

Total distributions	–		(0.16)	(0.21)		(0.10)	(0.13)		(0.22)

Net asset value, end of period	$8.95		$8.07	$8.86		$7.71	$7.15		$7.62

TOTAL RETURN	10.90	%(b)	(6.97)%	17.79	%(b)	9.38%	(4.08)%		(22.08	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$110,475		$85,178	$69,466		$40,745	$14,383		$1,973
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.52%	0.53	%(c)	0.83%	1.45%		7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%		0.25	%(c)
Ratio of net investment income to average net assets	0.33	%(c)	2.06%	2.36	%(c)	1.16%	1.35%		2.75	%(c)
Portfolio turnover rate	5	%(b)	6%	8	%(b)	24%	18%		73	%(b)

86	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2050 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09		9/30/08	**

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.11		$8.90	$7.75		$7.18	$7.64		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.20	0.14		0.10	0.12		0.27
Net realized and unrealized gain (loss) on total investments	0.87		(0.81)	1.23		0.58	(0.45)		(2.41)

Total gain (loss) from investment operations	0.90		(0.61)	1.37		0.68	(0.33)		(2.14)

Less distributions from:
Net investment income	–		(0.18)	(0.16)		(0.11)	(0.13)		(0.22)
Net realized gains	–		–	(0.06)		–	(0.00	)(d)	–

Total distributions	–		(0.18)	(0.22)		(0.11)	(0.13)		(0.22)

Net asset value, end of period	$9.01		$8.11	$8.90		$7.75	$7.18		$7.64

TOTAL RETURN	11.10	%(b)	(6.72)%	17.89	%(b)	9.63%	(3.81)%		(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$92,145		$59,624	$19,661		$5,599	$1,633		$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.21%	0.24	%(c)	0.54%	1.18%		7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%		0.00	%(c)
Ratio of net investment income to average net assets	0.58	%(c)	2.37%	2.38	%(c)	1.35%	2.04%		3.55	%(c)
Portfolio turnover rate	5	%(b)	6%	8	%(b)	24%	18%		73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	87

Financial highlights	concluded

Lifecycle 2050 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	§

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.09		$8.89	$7.74		$7.18	$7.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.18	0.13		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.88		(0.81)	1.24		0.59	–

Total gain (loss) from investment operations	0.90		(0.63)	1.37		0.67	0.00	(d)

Less distributions from:
Net investment income	–		(0.17)	(0.16)		(0.11)	–
Net realized gains	–		–	(0.06)		–	–

Total distributions	–		(0.17)	(0.22)		(0.11)	–

Net asset value, end of period	$8.99		$8.09	$8.89		$7.74	$7.18

TOTAL RETURN	11.12	%(b)	(6.93)%	17.86	%(b)	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$31,716		$21,343	$6,904		$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31	%(c)	0.36%	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.43	%(c)	2.21%	2.37	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	5	%(b)	6%	8	%(b)	24%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.48%, 0.49%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

88	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2055 Fund ▪ For the period or year ended

	Retirement Class						Institutional Class

	11/30/12		5/31/12		5/31/11**		11/30/12		5/31/12		5/31/11**

	(unaudited)						(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.99		$9.85		$10.00		$9.00		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19		0.00	(d)	0.03		0.20		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.96		(0.87)		(0.15)		0.97		(0.86)		(0.15)

Total gain (loss) from investment operations	0.98		(0.68)		(0.15)		1.00		(0.66)		(0.15)

Less distributions from:
Net investment income	–		(0.18)		–		–		(0.19)		–
Net realized gains	–		(0.00	)(d)	–		–		(0.00	)(d)	–

Total distributions	–		(0.18)		–		–		(0.19)		–

Net asset value, end of period	$9.97		$8.99		$9.85		$10.00		$9.00		$9.85

TOTAL RETURN	10.90	%(b)	(6.79)%		(1.50	)%(b)	11.11	%(b)	(6.55)%		(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$14,033		$10,725		$7,877		$4,421		$2,072		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.88	%(c)	1.41%		8.55	%(c)	0.58	%(c)	1.12%		8.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%		0.25	%(c)	0.00	%(c)	0.00%		0.00	%(c)
Ratio of net investment income to average net assets	0.33	%(c)	2.02%		0.23	%(c)	0.58	%(c)	2.24%		0.48	%(c)
Portfolio turnover rate	12	%(b)	44%		1	%(b)	12	%(b)	44%		1	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	89

Financial highlights	concluded

Lifecycle 2055 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		5/31/12		5/31/11**

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.99		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.20		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.97		(0.88)		(0.15)

Total gain (loss) from investment operations	0.99		(0.68)		(0.15)

Less distributions from:
Net investment income	–		(0.18)		–
Net realized gains	–		(0.00	)(d)	–

Total distributions	–		(0.18)		–

Net asset value, end of period	$9.98		$8.99		$9.85

TOTAL RETURN	11.01	%(b)	(6.73)%		(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,574		$1,335		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.73	%(c)	1.28%		9.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%		0.15	%(c)
Ratio of net investment income to average net assets	0.43	%(c)	2.17%		0.33	%(c)
Portfolio turnover rate	12	%(b)	44%		1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended November 30, 2012, May 31, 2012 and May 31, 2011 were 0.48%, 0.49% and 0.48%, respectively.

**	The Fund commenced operations on April 29, 2011.

90	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	91

Notes to financial statements (unaudited)

be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009 – 2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Effective June 1, 2012, the Funds adopted this guidance with no material impact to the Funds’ financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

92	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2012, there were no significant transfers between levels by the Funds.

As of November 30, 2012, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2013. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	93

Notes to financial statements (unaudited)

assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2013. This agreement may be terminated before this date with the approval of the Board. The Premier Class of the Funds is subject to a distribution Rule 12b-1 plan that is expected to compensate TPIS for providing distribution, promotional and/or shareholder services to the Premier Class at the maximum annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA, an affiliate and its registered separate account (“TIAA Access”), as of November 30, 2012:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	–%	10%
Lifecycle 2010	–	7
Lifecycle 2015	–	7
Lifecycle 2020	–	7
Lifecycle 2025	–	8
Lifecycle 2030	–	8
Lifecycle 2035	–	7
Lifecycle 2040	–	7
Lifecycle 2045	–	10
Lifecycle 2050	–	13
Lifecycle 2055	48	–

94	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle Retirement Income
TIAA-CREF Bond	$56,869,254	$9,931,300	$3,514,283	$(5,734)	$775,927	$64,994,724
TIAA-CREF Bond Plus	728,144	149,914	21,920	29	12,326	878,389
TIAA-CREF Emerging Markets Equity	3,734,673	1,477,694	350,980	(65,664)	–	5,462,448
TIAA-CREF Enhanced International Equity Index	5,229,161	842,618	2,052,280	(45,770)	–	4,888,925
TIAA-CREF Enhanced Large-Cap Growth Index	7,775,068	1,309,069	708,899	(10,326)	–	8,874,201
TIAA-CREF Enhanced Large-Cap Value Index	7,493,597	1,573,124	660,254	(7,870)	–	9,204,470
TIAA-CREF Global Natural Resources	1,413,126	779,271	130,349	(14,353)	–	2,221,628
TIAA-CREF Growth & Income	6,509,409	1,280,705	298,940	(10,490)	49,492	8,062,967
TIAA-CREF High-Yield	727,029	3,701,047	73,994	(523)	67,975	4,416,963
TIAA-CREF Inflation-Linked Bond	14,662,899	3,217,672	466,066	3,708	204,961	17,650,073
TIAA-CREF International Equity	5,203,568	2,374,949	649,107	(20,491)	–	8,483,547
TIAA-CREF Large-Cap Growth	7,786,059	1,299,636	477,938	(14,924)	–	9,371,797
TIAA-CREF Large-Cap Value	7,494,247	1,613,034	331,276	(8,285)	–	9,674,429
TIAA-CREF Mid-Cap Growth	572,071	87,013	255,068	4,788	–	443,624
TIAA-CREF Mid-Cap Value	573,693	152,528	233,445	7,950	–	539,618
TIAA-CREF Short-Term Bond	14,532,392	3,230,405	373,853	(486)	126,382	17,584,168
TIAA-CREF Small-Cap Equity	3,183,353	591,767	159,812	(9,426)	–	3,854,147

	$144,487,743	$33,611,746	$10,758,464	$(197,867)	$1,237,063	$176,606,118

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	95

Notes to financial statements (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2010
TIAA-CREF Bond	$279,194,468	$22,970,800	$23,578,993	$72,907	$3,607,884	$286,653,125
TIAA-CREF Bond Plus	6,902,838	499,594	325,866	1,252	109,150	7,277,785
TIAA-CREF Emerging Markets Equity	23,471,356	5,950,013	3,300,053	(544,091)	–	29,693,159
TIAA-CREF Enhanced International Equity Index	32,863,879	2,087,096	11,446,134	(3,248,156)	–	28,879,577
TIAA-CREF Enhanced Large-Cap Growth Index	48,969,552	3,194,944	5,338,259	105,669	–	49,945,991
TIAA-CREF Enhanced Large-Cap Value Index	47,214,371	3,510,385	3,845,578	(52,364)	–	51,782,095
TIAA-CREF Global Natural Resources	8,885,259	3,150,390	1,035,277	(87,138)	–	11,984,096
TIAA-CREF Growth & Income	40,997,311	2,561,100	2,044,103	47,915	295,625	45,041,755
TIAA-CREF High-Yield	6,896,796	16,975,488	447,295	(2,619)	422,460	23,888,019
TIAA-CREF Inflation-Linked Bond	51,846,966	6,577,542	1,602,019	20,629	710,076	57,591,396
TIAA-CREF International Equity	32,735,204	9,583,125	5,607,823	(2,367,741)	–	45,714,664
TIAA-CREF Large-Cap Growth	49,083,428	2,737,075	4,087,332	117,042	–	52,363,114
TIAA-CREF Large-Cap Value	47,191,020	3,648,781	2,254,211	(289,215)	–	54,053,063
TIAA-CREF Mid-Cap Growth	3,607,899	240,216	1,419,110	94,426	–	2,677,069
TIAA-CREF Mid-Cap Value	3,615,514	477,853	1,167,837	73,301	–	3,213,309
TIAA-CREF Short-Term Bond	51,455,436	6,738,714	1,449,220	(2,701)	427,966	57,413,024
TIAA-CREF Small-Cap Equity	20,053,659	1,508,424	1,530,286	(110,748)	–	21,528,168

	$754,984,956	$92,411,540	$70,479,396	$(6,171,632)	$5,573,161	$829,699,409

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2015
TIAA-CREF Bond	$344,886,177	$40,311,898	$25,751,245	$2,355,268	$4,547,766	$369,550,425
TIAA-CREF Bond Plus	17,341,383	1,419,779	964,199	55,709	274,057	18,301,720
TIAA-CREF Emerging Markets Equity	37,498,993	9,037,661	4,170,004	368,682	–	48,103,064
TIAA-CREF Enhanced International Equity Index	52,512,508	3,380,670	15,392,656	1,340,598	–	49,269,102
TIAA-CREF Enhanced Large-Cap Growth Index	78,287,115	5,558,555	6,104,770	2,138,416	–	82,674,537
TIAA-CREF Enhanced Large-Cap Value Index	75,493,597	7,359,059	4,937,704	1,442,449	–	85,751,732
TIAA-CREF Global Natural Resources	14,201,395	4,601,300	1,064,963	86,040	–	19,290,460
TIAA-CREF Growth & Income	65,548,214	5,013,253	1,890,390	675,515	477,915	74,292,220
TIAA-CREF High-Yield	17,284,082	25,376,402	1,275,527	138,428	839,122	42,405,230
TIAA-CREF Inflation-Linked Bond	51,183,166	9,310,011	1,803,791	369,383	698,934	59,492,739
TIAA-CREF International Equity	52,312,484	13,862,121	6,440,558	977,577	–	74,147,352
TIAA-CREF Large-Cap Growth	78,473,880	4,845,521	4,327,073	2,013,682	–	86,417,720
TIAA-CREF Large-Cap Value	75,456,052	7,223,067	2,357,931	811,376	–	89,071,997
TIAA-CREF Mid-Cap Growth	5,771,298	339,380	1,891,031	706,712	–	4,621,539
TIAA-CREF Mid-Cap Value	5,783,200	774,330	1,516,788	501,273	–	5,507,245
TIAA-CREF Short-Term Bond	50,696,413	9,224,888	1,279,327	73,413	431,874	59,311,627
TIAA-CREF Small-Cap Equity	32,065,748	2,497,920	1,446,937	517,315	–	35,475,861

	$1,054,795,705	$150,135,815	$82,614,894	$14,571,836	$7,269,668	$1,203,684,570

96	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2020
TIAA-CREF Bond	$343,181,098	$49,371,476	$30,595,790	$2,625,510	$4,555,913	$372,060,861
TIAA-CREF Bond Plus	43,405,732	3,893,520	1,851,341	110,521	693,549	46,720,833
TIAA-CREF Emerging Markets Equity	53,685,711	12,473,927	5,003,713	448,531	–	69,408,618
TIAA-CREF Enhanced International Equity Index	75,193,792	5,236,572	18,746,766	2,075,245	–	74,513,683
TIAA-CREF Enhanced Large-Cap Growth Index	112,145,006	9,951,159	7,374,994	2,756,260	–	121,877,712
TIAA-CREF Enhanced Large-Cap Value Index	108,110,989	13,068,090	6,229,982	1,912,148	–	126,321,227
TIAA-CREF Global Natural Resources	20,327,542	6,590,351	1,376,720	124,829	–	27,785,264
TIAA-CREF Growth & Income	93,897,878	8,969,673	2,119,162	789,416	690,427	108,886,879
TIAA-CREF High-Yield	35,000,486	34,288,157	1,774,756	288,295	1,490,691	69,468,577
TIAA-CREF Inflation-Linked Bond	37,077,450	8,630,412	1,064,057	205,368	511,687	45,253,552
TIAA-CREF International Equity	74,868,673	18,211,131	7,651,444	1,245,847	–	106,028,167
TIAA-CREF Large-Cap Growth	112,370,580	7,781,533	4,334,861	2,089,017	–	126,590,552
TIAA-CREF Large-Cap Value	108,078,934	12,880,789	2,849,388	979,554	–	130,823,704
TIAA-CREF Mid-Cap Growth	8,260,924	551,045	2,340,130	898,552	–	7,065,283
TIAA-CREF Mid-Cap Value	8,277,794	1,303,588	1,909,381	650,768	–	8,357,572
TIAA-CREF Short-Term Bond	36,784,449	8,740,542	904,937	48,316	320,778	45,115,851
TIAA-CREF Small-Cap Equity	45,929,770	4,267,591	1,572,336	645,892	–	52,041,664

	$1,316,596,808	$206,209,556	$97,699,758	$17,894,069	$8,263,045	$1,538,319,999

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2025
TIAA-CREF Bond	$236,825,777	$40,687,908	$29,481,514	$2,516,182	$3,135,138	$254,986,218
TIAA-CREF Bond Plus	66,659,149	8,759,038	3,164,948	185,095	1,081,133	74,224,216
TIAA-CREF Emerging Markets Equity	57,191,768	12,537,783	4,250,156	448,769	–	74,313,862
TIAA-CREF Enhanced International Equity Index	80,160,649	5,758,918	17,068,223	2,389,265	–	82,735,805
TIAA-CREF Enhanced Large-Cap Growth Index	119,659,241	11,679,082	6,556,702	2,477,667	–	132,431,450
TIAA-CREF Enhanced Large-Cap Value Index	115,365,956	15,699,951	6,047,009	1,867,501	–	137,225,501
TIAA-CREF Global Natural Resources	21,668,637	6,611,480	1,093,020	103,069	–	29,584,881
TIAA-CREF Growth & Income	100,190,717	10,935,432	1,894,172	710,151	740,300	117,955,383
TIAA-CREF High-Yield	45,928,409	35,403,052	2,395,497	357,633	1,834,173	81,429,156
TIAA-CREF Inflation-Linked Bond	9,644,575	4,459,781	248,185	29,787	136,863	14,044,985
TIAA-CREF International Equity	79,793,965	18,158,242	6,757,358	1,215,938	–	113,164,711
TIAA-CREF Large-Cap Growth	119,927,974	9,122,732	3,437,166	1,675,822	–	137,163,632
TIAA-CREF Large-Cap Value	115,313,518	15,573,860	2,779,355	974,737	–	141,766,243
TIAA-CREF Mid-Cap Growth	8,814,665	548,341	2,104,654	920,645	–	7,893,862
TIAA-CREF Mid-Cap Value	8,831,154	1,440,350	1,721,710	650,560	–	9,292,551
TIAA-CREF Short-Term Bond	9,562,992	4,498,845	195,900	3,701	91,421	14,004,878
TIAA-CREF Small-Cap Equity	49,011,795	4,897,634	1,188,874	499,952	–	56,375,202

	$1,244,550,941	$206,772,429	$90,384,443	$17,026,474	$7,019,028	$1,478,592,536

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	97

Notes to financial statements (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2030
TIAA-CREF Bond	$133,814,039	$27,529,526	$28,949,512	$2,154,884	$1,731,245	$136,244,290
TIAA-CREF Bond Plus	72,874,717	12,747,824	4,437,960	260,710	1,196,143	83,353,884
TIAA-CREF Emerging Markets Equity	60,179,964	12,409,224	4,333,558	443,924	–	77,554,349
TIAA-CREF Enhanced International Equity Index	84,362,509	6,310,646	16,598,166	2,609,763	–	88,837,042
TIAA-CREF Enhanced Large-Cap Growth Index	126,677,835	11,441,002	6,139,976	2,299,549	–	140,038,455
TIAA-CREF Enhanced Large-Cap Value Index	122,151,561	15,799,237	5,743,124	1,778,848	–	145,100,261
TIAA-CREF Global Natural Resources	22,828,845	6,712,391	1,256,219	117,451	–	30,817,979
TIAA-CREF Growth & Income	106,084,339	11,200,285	2,114,317	814,189	782,014	124,369,815
TIAA-CREF High-Yield	48,500,716	35,684,962	3,226,444	436,709	1,906,371	83,576,051
TIAA-CREF International Equity	84,005,634	17,995,244	7,198,222	1,389,054	–	117,837,416
TIAA-CREF Large-Cap Growth	126,964,163	9,057,749	3,551,155	1,761,658	–	144,653,219
TIAA-CREF Large-Cap Value	122,061,236	16,252,428	3,245,328	1,234,693	–	149,492,875
TIAA-CREF Mid-Cap Growth	9,386,608	489,322	2,030,371	957,014	–	8,521,127
TIAA-CREF Mid-Cap Value	9,353,064	1,590,230	1,732,701	682,453	–	9,995,903
TIAA-CREF Small-Cap Equity	51,889,989	5,095,452	1,384,218	590,356	–	59,449,400

	$1,181,135,219	$190,315,522	$91,941,271	$17,531,255	$5,615,773	$1,399,842,066

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2035
TIAA-CREF Bond	$36,707,298	$13,287,342	$25,360,635	$759,146	$414,562	$25,597,273
TIAA-CREF Bond Plus	73,778,169	13,026,026	5,207,185	278,666	1,197,696	83,763,685
TIAA-CREF Emerging Markets Equity	65,056,951	14,499,319	4,602,153	508,028	–	85,168,459
TIAA-CREF Enhanced International Equity Index	91,289,861	8,877,241	16,644,106	3,123,355	–	99,853,953
TIAA-CREF Enhanced Large-Cap Growth Index	139,469,850	14,420,020	7,169,882	2,715,277	–	155,558,563
TIAA-CREF Enhanced Large-Cap Value Index	134,641,265	19,280,429	6,885,099	2,213,672	–	161,186,240
TIAA-CREF Global Natural Resources	24,761,431	7,555,609	1,220,991	121,356	–	33,886,165
TIAA-CREF Growth & Income	116,901,079	14,020,074	3,283,332	1,315,616	860,500	137,729,307
TIAA-CREF High-Yield	49,157,713	36,338,704	4,186,209	490,497	1,908,706	83,917,583
TIAA-CREF International Equity	90,900,863	20,116,228	7,510,907	1,732,619	–	128,716,044
TIAA-CREF Large-Cap Growth	139,858,771	11,461,466	4,555,328	2,241,606	–	160,167,356
TIAA-CREF Large-Cap Value	134,310,425	19,456,240	4,157,736	1,656,565	–	165,463,478
TIAA-CREF Mid-Cap Growth	10,355,386	529,434	2,017,191	979,449	–	9,613,767
TIAA-CREF Mid-Cap Value	10,306,761	1,873,212	1,795,346	735,874	–	11,248,410
TIAA-CREF Small-Cap Equity	57,192,343	6,102,336	1,653,485	718,594	–	65,852,960

	$1,174,688,166	$200,843,680	$96,249,585	$19,590,320	$4,381,464	$1,407,723,243

98	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2040
TIAA-CREF Bond Plus	$103,656,294	$13,946,619	$43,230,965	$2,556,407	$1,413,444	$77,077,969
TIAA-CREF Emerging Markets Equity	93,621,076	20,131,862	7,502,790	825,394	–	120,940,835
TIAA-CREF Enhanced International Equity Index	131,399,319	12,343,907	24,138,125	4,770,304	–	143,179,461
TIAA-CREF Enhanced Large-Cap Growth Index	201,595,613	20,110,599	12,222,140	4,646,781	–	222,227,765
TIAA-CREF Enhanced Large-Cap Value Index	194,508,310	27,210,774	11,940,395	3,895,455	–	230,229,041
TIAA-CREF Global Natural Resources	35,655,732	10,473,158	2,199,456	218,767	–	47,969,274
TIAA-CREF Growth & Income	168,969,723	19,568,678	6,478,063	2,619,498	1,239,389	196,633,541
TIAA-CREF High-Yield	68,536,149	50,611,779	7,342,822	793,199	2,639,353	115,431,574
TIAA-CREF International Equity	130,792,792	27,996,897	12,011,888	2,930,954	–	182,963,494
TIAA-CREF Large-Cap Growth	202,004,978	15,620,535	8,356,574	4,098,026	–	228,559,765
TIAA-CREF Large-Cap Value	194,107,703	27,457,384	8,371,752	3,382,685	–	236,104,857
TIAA-CREF Mid-Cap Growth	14,932,163	676,055	2,865,650	1,423,762	–	13,819,466
TIAA-CREF Mid-Cap Value	14,876,347	2,690,027	2,663,476	1,107,326	–	16,152,992
TIAA-CREF Small-Cap Equity	82,639,391	8,582,660	3,315,587	1,454,213	–	93,977,001

	$1,637,295,590	$257,420,934	$152,639,683	$34,722,771	$5,292,186	$1,925,267,035

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2045
TIAA-CREF Bond Plus	$19,347,379	$4,709,877	$7,376,020	$98,776	$285,139	$17,117,396
TIAA-CREF Emerging Markets Equity	17,764,880	6,779,925	651,474	(115,123)	–	26,957,921
TIAA-CREF Enhanced International Equity Index	24,901,748	6,178,299	4,285,311	(383,856)	–	31,892,650
TIAA-CREF Enhanced Large-Cap Growth Index	37,593,619	11,068,332	1,641,794	(66,445)	–	49,555,966
TIAA-CREF Enhanced Large-Cap Value Index	36,238,511	12,552,542	1,503,495	(55,958)	–	51,338,154
TIAA-CREF Global Natural Resources	6,733,156	3,333,821	118,338	(14,195)	–	10,747,360
TIAA-CREF Growth & Income	31,489,233	10,113,286	688,408	(30,169)	247,626	43,790,417
TIAA-CREF High-Yield	12,886,971	12,846,587	741,271	(14,446)	541,788	25,725,198
TIAA-CREF International Equity	24,759,773	9,088,803	873,135	(111,049)	–	40,452,896
TIAA-CREF Large-Cap Growth	37,646,669	10,086,960	839,281	(40,094)	–	50,820,951
TIAA-CREF Large-Cap Value	36,180,114	12,424,488	703,317	(28,875)	–	52,453,926
TIAA-CREF Mid-Cap Growth	2,789,254	528,570	477,378	(20,789)	–	3,077,363
TIAA-CREF Mid-Cap Value	2,775,716	1,022,534	449,046	596	–	3,597,523
TIAA-CREF Small-Cap Equity	15,397,651	4,675,783	347,405	(35,791)	–	20,935,326

	$306,504,674	$105,409,807	$20,695,673	$(817,418)	$1,074,553	$428,463,047

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	99

Notes to financial statements (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2050
TIAA-CREF Bond Plus	$10,356,181	$2,614,426	$3,975,556	$53,303	$153,391	$9,283,234
TIAA-CREF Emerging Markets Equity	9,554,803	3,773,566	305,319	(68,782)	–	14,611,441
TIAA-CREF Enhanced International Equity Index	13,388,348	3,470,940	2,112,540	(219,778)	–	17,286,105
TIAA-CREF Enhanced Large-Cap Growth Index	20,219,671	6,213,476	880,818	(40,203)	–	26,883,800
TIAA-CREF Enhanced Large-Cap Value Index	19,491,061	6,981,828	776,273	(34,056)	–	27,847,425
TIAA-CREF Global Natural Resources	3,620,332	1,866,237	83,682	(10,814)	–	5,824,408
TIAA-CREF Growth & Income	16,940,989	5,652,366	370,706	(19,261)	133,266	23,756,809
TIAA-CREF High-Yield	6,887,687	7,024,903	348,084	(6,309)	291,858	13,951,517
TIAA-CREF International Equity	13,299,296	5,066,491	406,425	(66,766)	–	21,927,453
TIAA-CREF Large-Cap Growth	20,233,379	5,673,653	443,635	(25,517)	–	27,559,853
TIAA-CREF Large-Cap Value	19,463,740	6,939,123	382,057	(20,630)	–	28,457,679
TIAA-CREF Mid-Cap Growth	1,493,224	317,032	257,671	(11,292)	–	1,669,083
TIAA-CREF Mid-Cap Value	1,490,362	579,369	252,576	193	–	1,951,361
TIAA-CREF Small-Cap Equity	8,286,079	2,622,688	183,347	(22,752)	–	11,357,026

	$164,725,152	$58,796,098	$10,778,689	$(492,664)	$578,515	$232,367,194

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle 2055
TIAA-CREF Bond Plus	$880,104	$315,552	$387,066	$4,192	$13,498	$833,918
TIAA-CREF Emerging Markets Equity	810,569	415,273	54,712	(13,411)	–	1,311,598
TIAA-CREF Enhanced International Equity Index	1,134,661	390,813	197,127	(40,193)	–	1,552,252
TIAA-CREF Enhanced Large-Cap Growth Index	1,706,775	718,915	130,060	(6,761)	–	2,414,697
TIAA-CREF Enhanced Large-Cap Value Index	1,645,954	769,752	104,799	(5,462)	–	2,501,342
TIAA-CREF Global Natural Resources	306,720	203,318	25,202	(2,396)	–	521,993
TIAA-CREF Growth & Income	1,430,440	630,694	63,066	(1,745)	11,722	2,134,356
TIAA-CREF High-Yield	585,040	687,385	53,334	(463)	25,798	1,253,273
TIAA-CREF International Equity	1,127,833	591,099	99,954	(27,138)	–	1,970,991
TIAA-CREF Large-Cap Growth	1,707,871	691,363	109,825	(3,836)	–	2,476,780
TIAA-CREF Large-Cap Value	1,643,767	769,452	72,259	(3,470)	–	2,557,195
TIAA-CREF Mid-Cap Growth	126,029	45,982	32,558	(2,940)	–	149,919
TIAA-CREF Mid-Cap Value	125,809	62,148	24,700	(801)	–	175,241
TIAA-CREF Small-Cap Equity	699,950	305,559	41,730	(5,190)	–	1,020,121

	$13,931,522	$6,597,305	$1,396,392	$(109,614)	$51,018	$20,873,676

100	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Retirement Income	$161,563,227	$15,042,891	$–	$15,042,891
Lifecycle 2010	763,813,570	65,885,840	–	65,885,840
Lifecycle 2015	1,122,902,408	84,477,111	(3,694,950)	80,782,161
Lifecycle 2020	1,418,828,481	121,896,784	(2,405,266)	119,491,518
Lifecycle 2025	1,354,499,898	125,738,878	(1,646,240)	124,092,638
Lifecycle 2030	1,270,237,121	131,303,622	(1,698,678)	129,604,944
Lifecycle 2035	1,265,004,818	144,812,893	(2,094,468)	142,718,425
Lifecycle 2040	1,721,409,177	207,267,420	(3,409,562)	203,857,858
Lifecycle 2045	385,772,124	42,690,923	–	42,690,923
Lifecycle 2050	210,592,443	21,774,750	–	21,774,750
Lifecycle 2055	20,403,064	484,196	(13,584)	470,612

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2012 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$33,611,746	$10,758,464
Lifecycle 2010	92,411,540	70,479,396
Lifecycle 2015	150,135,815	82,614,894
Lifecycle 2020	206,209,556	97,699,758
Lifecycle 2025	206,772,429	90,384,443
Lifecycle 2030	190,315,522	91,941,271
Lifecycle 2035	200,843,680	96,249,585
Lifecycle 2040	257,420,934	152,639,683
Lifecycle 2045	109,226,699	23,725,456
Lifecycle 2050	58,796,098	10,778,689
Lifecycle 2055	7,267,088	2,068,252

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	101

Notes to financial statements (unaudited)

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012 was as follows:

	2012

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Retirement Income	$3,458,028	$–	$3,458,028
Lifecycle 2010	18,873,923	–	18,873,923
Lifecycle 2015	24,830,579	18,465,172	43,295,751
Lifecycle 2020	29,534,617	18,544,528	48,079,145
Lifecycle 2025	26,456,865	15,320,866	41,777,731
Lifecycle 2030	23,911,161	11,301,477	35,212,638
Lifecycle 2035	22,159,563	10,719,918	32,879,481
Lifecycle 2040	31,246,352	17,304,987	48,551,339
Lifecycle 2045	4,850,503	–	4,850,503
Lifecycle 2050	2,548,721	–	2,548,721
Lifecycle 2055	209,966	–	209,966

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

102	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

Note 8—subsequent event

On December 4, 2012, the Board approved amendments to the Retirement Class Rule 12b-1 plan of the Funds and the Retail Class Rule 12b-1 plan of the Retirement Income Fund that will change the plans from reimbursement plans to compensation plans. The amendments to the plans are effective January 1, 2013 at which time the Retirement Class of each Fund and the Retail Class of Retirement Income Fund are expected to compensate TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2013. This agreement may be terminated before this date with the approval of the Board.

TIAA-CREF Lifecycle Funds ▪ 2012 Semiannual Report	103

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Semiannual Report

TIAA-CREF

Lifecycle Index Funds

of the TIAA-CREF Funds

November 30, 2012

Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.

•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 23 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012–November 30, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2012

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period (6/1/12-11/30/12	* )	Effective expenses paid during period (6/1/12-11/30/12	† )

Retirement Income Fund actual return	$1,000.00	$1,055.18	$1.60		$2.27
5% annual hypothetical return	1,000.00	1,023.51	1.57		2.23

2010 Fund actual return	$1,000.00	$1,062.39	$1.65		$2.27
5% annual hypothetical return	1,000.00	1,023.46	1.62		2.23

2015 Fund actual return	$1,000.00	$1,067.30	$1.71		$2.28
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.23

2020 Fund actual return	$1,000.00	$1074.20	$1.77		$2.34
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.28

2025 Fund actual return	$1,000.00	$1,082.04	$1.77		$2.30
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.23

2030 Fund actual return	$1,000.00	$1,088.79	$1.83		$2.36
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.28

2035 Fund actual return	$1,000.00	$1,096.80	$1.84		$2.31
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23

2040 Fund actual return	$1,000.00	$1,099.39	$1.84		$2.32
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23

2045 Fund actual return	$1,000.00	$1,099.13	$1.84		$2.32
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23

2050 Fund actual return	$1,000.00	$1,099.22	$1.84		$2.32
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23

2055 Fund actual return	$1,000.00	$1,099.24	$1.84		$2.32
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.23

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.31% for the Retirement Income Fund; 0.32% for the 2010 Fund; 0.33% for the 2015 Fund; 0.34% for the 2020 and 2025 Funds; and 0.35% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share

6	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.44% for the Retirement Income, 2010, 2015, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.45% for the 2020 and 2030 Funds.

Expense examples

Six months ended November 30, 2012

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period (6/1/12-11/30/12	* )	Effective expenses paid during period (6/1/12-11/30/12	† )

Retirement Income Fund actual return	$1,000.00	$1,055.53	$0.31		$0.98
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.96

2010 Fund actual return	$1,000.00	$1,062.93	$0.36		$0.98
5% annual hypothetical return	1,000.00	1,024.72	0.36		0.96

2015 Fund actual return	$1,000.00	$1,068.73	$0.41		$0.99
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.96

2020 Fund actual return	$1,000.00	$1,076.53	$0.47		$1.04
5% annual hypothetical return	1,000.00	1,024.62	0.46		1.01

2025 Fund actual return	$1,000.00	$1,083.40	$0.47		$0.99
5% annual hypothetical return	1,000.00	1,024.62	0.46		0.96

2030 Fund actual return	$1,000.00	$1,090.13	$0.52		$1.05
5% annual hypothetical return	1,000.00	1,024.57	0.51		1.01

2035 Fund actual return	$1,000.00	$1,098.02	$0.53		$1.00
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.96

2040 Fund actual return	$1,000.00	$1,101.55	$0.53		$1.00
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.96

2045 Fund actual return	$1,000.00	$1,101.39	$0.53		$1.00
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.96

2050 Fund actual return	$1,000.00	$1,100.52	$0.53		$1.00
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.96

2055 Fund actual return	$1,000.00	$1,100.22	$0.53		$1.00
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.96

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.06% for the Retirement

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	7

Important information about expenses

Income Fund; 0.07% for the 2010 Fund; 0.08% for the 2015 Fund; 0.09% for the 2020 and 2025 Funds; and 0.10% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.19% for the Retirement Income, 2010, 2015, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.20% for the 2020 and 2030 Funds.

Expense examples

Six months ended November 30, 2012

Lifecycle Index Funds Premier Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period (6/1/12-11/30/12	* )	Effective expenses paid during period (6/1/12-11/30/12	† )

Retirement Income Fund actual return	$1,000.00	$1,055.72	$1.03		$1.70
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.67

2010 Fund actual return	$1,000.00	$1,062.23	$1.14		$1.76
5% annual hypothetical return	1,000.00	1,023.97	1.12		1.72

2015 Fund actual return	$1,000.00	$1,068.04	$1.19		$1.76
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.72

2020 Fund actual return	$1,000.00	$1,075.86	$1.25		$1.82
5% annual hypothetical return	1,000.00	1,023.87	1.22		1.78

2025 Fund actual return	$1,000.00	$1,081.83	$1.25		$1.77
5% annual hypothetical return	1,000.00	1,023.87	1.22		1.72

2030 Fund actual return	$1,000.00	$1,089.50	$1.31		$1.83
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.78

2035 Fund actual return	$1,000.00	$1,096.55	$1.31		$1.79
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.72

2040 Fund actual return	$1,000.00	$1,100.09	$1.32		$1.79
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.72

2045 Fund actual return	$1,000.00	$1,099.83	$1.26		$1.74
5% annual hypothetical return	1,000.00	1,023.87	1.22		1.67

2050 Fund actual return	$1,000.00	$1,099.91	$1.26		$1.74
5% annual hypothetical return	1,000.00	1,023.87	1.22		1.67

2055 Fund actual return	$1,000.00	$1,100.33	$1.32		$1.79
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.72

8	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.20% for the Retirement Income Fund; 0.22% for the 2010 Fund; 0.23% for the 2015 Fund; 0.24% for the 2020, 2025, 2045 and 2050 Funds; and 0.25% for the 2030, 2035, 2040 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.33% for the Retirement Income, 2045 and 2050 Funds; 0.34% for the 2010, 2015, 2025, 2035, 2040 and 2055 Funds; and 0.35% for the 2020 and 2030 Funds.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	9

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2012

All eleven TIAA-CREF Lifecycle Index Funds achieved substantial gains for the period and performed within close range of their respective composite benchmarks. Returns for the Retirement Class ranged from 5.52% for the Retirement Income Fund to 9.94% for the 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

          The funds’ returns were similar to those of their respective composite benchmarks, which represented market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.15 of a percentage point for the 2010 Fund to 0.29 of a point for the 2020 and 2045 funds. (All results are for the Retirement Class.)

Despite slow growth, global stocks surge upward

At the end of November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.5% in the third quarter of 2012, on a year-over-year basis, adjusted for inflation.

          This reflected an improved housing market and increased consumer spending. Reduced government spending and persistently high unemployment continued to hamper growth, which remained well below the pace of a more typical recovery. There were signs of slowing growth elsewhere, too, particularly in Europe and China.

          Nonetheless, global stock markets performed very well for the six-month period. The Russell 3000® Index, which measures the broad U.S. stock market, gained 9.33%. Foreign stocks did even better; the MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, rose 16.69%.

          In both the United States and Europe, investors were encouraged by signs that central banks were taking additional steps to promote growth and ensure liquidity in the credit markets.

          Yields on 10-year U.S. Treasury securities inched up, from 1.59% at the end of May to 1.62% at the end of November, but inflationary pressures were also low. The Barclays U.S. Aggregate Bond Index, which measures the broad domestic market for investment grade, fixed-rate bonds, returned 1.99% for the period. Inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), earned 2.92%.

10	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Stock market gains drive the funds’ performance

All eleven Lifecycle Index Funds posted solid results for the six-month period, helped by the global stock market rally. Those funds with greater exposure to stocks performed better during the period.

          The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

          For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by strong gains from both the international equity and the U.S. equity sectors. In contrast, results were constrained by the more modest returns from the fixed-income and inflation-protected asset sectors.

          As a result, the Lifecycle Index Funds with larger allocations to the international equity and U.S. equity sectors had higher returns than those with larger allocations to the fixed-income and inflation-protected asset sectors.

          For example, both the 2050 and 2055 funds, each with about 90% of their portfolios invested in several equity-based funds, returned 9.92%, while the Retirement Income Fund, with less than 40% of its assets allocated to equities, returned 5.52%.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	11

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index Retirement Income Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	5.52%	9.11%	7.76%
Institutional Class	9/30/2009	5.55	9.28	8.01
Premier Class	9/30/2009	5.57	9.22	7.86

Lifecycle Index Retirement
Income Fund Composite Index*	—	5.69	9.69	8.22	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.51	5.97	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	29.9%	30.0%
International equity	10.0	10.0
Fixed income
Fixed income	50.0	50.0
Inflation-protected assets	10.0	10.0

Other assets & liabilities, net	0.1	–

Total	100.0	100.0

Target allocation

For June 30, 2013

12	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2010 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	6.24%	9.85%	8.03%
Institutional Class	9/30/2009	6.29	10.09	8.30
Premier Class	9/30/2009	6.22	9.91	8.13

Lifecycle Index 2010 Fund
Composite Index*	—	6.39	10.42	8.47	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.51	5.97	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2010 Fund Composite Index consisted of: 45.4% Barclays U.S. Aggregate Bond Index; 35.7% Russell 3000® Index; 11.9% MSCI EAFE+EM Index; and 7.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	35.6%	35.3%
International equity	12.1	11.7
Fixed income
Fixed income	45.0	45.8
Inflation-protected assets	6.9	7.2

Other assets & liabilities, net	0.4	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	13

Lifecycle Index 2015 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2015 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	6.73%	10.40%	8.23%
Institutional Class	9/30/2009	6.87	10.64	8.50
Premier Class	9/30/2009	6.80	10.48	8.33

Lifecycle Index 2015 Fund
Composite Index*	—	6.99	11.04	8.69	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2015 Fund Composite Index consisted of: 40.9% Barclays U.S. Aggregate Bond Index; 40.6% Russell 3000 Index; 13.5% MSCI EAFE+EM Index; and 5.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	40.6%	39.9%
International equity	13.7	13.3
Fixed income
Fixed income	40.5	41.6
Inflation-protected assets	4.9	5.2

Other assets & liabilities, net	0.3	–

Total	100.0	100.0

Target allocation

For June 30, 2013

14	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2020 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	7.42%	11.05%	8.44%
Institutional Class	9/30/2009	7.65	11.32	8.72
Premier Class	9/30/2009	7.59	11.24	8.55

Lifecycle Index 2020 Fund
Composite Index*	—	7.71	11.75	8.91	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2020 Fund Composite Index consisted of: 46.6% Russell 3000 Index; 34.9% Barclays U.S. Aggregate Bond Index; 15.5% MSCI EAFE+EM Index; and 3.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	46.5%	45.9%
International equity	15.7	15.3
Fixed income
Fixed income	34.5	35.6
Inflation-protected assets	2.9	3.2

Other assets & liabilities, net	0.4	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	15

Lifecycle Index 2025 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2025 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	8.20%	11.80%	8.68%
Institutional Class	9/30/2009	8.34	12.04	8.95
Premier Class	9/30/2009	8.18	11.88	8.78

Lifecycle Index 2025 Fund
Composite Index*	—	8.43	12.46	9.11	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2025 Fund Composite Index consisted of: 52.6% Russell 3000 Index; 28.9% Barclays U.S. Aggregate Bond Index; 17.5% MSCI EAFE+EM Index; and 1.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	52.6%	51.9%
International equity	17.7	17.3
Fixed income
Fixed income	28.6	29.6
Inflation-protected assets	0.9	1.2

Other assets & liabilities, net	0.2	–

Total	100.0	100.0

Target allocation

For June 30, 2013

16	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2030 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	8.88%	12.46%	8.93%
Institutional Class	9/30/2009	9.01	12.81	9.20
Premier Class	9/30/2009	8.95	12.64	9.03

Lifecycle Index 2030 Fund
Composite Index*	—	9.16	13.19	9.33	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2030 Fund Composite Index consisted of: 58.6% Russell 3000 Index; 21.9% Barclays U.S. Aggregate Bond Index; and 19.5% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	58.4%	57.9%
International equity	19.7	19.3
Fixed income	21.5	22.8

Other assets & liabilities, net	0.4	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	17

Lifecycle Index 2035 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2035 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	9.68%	13.17%	9.11%
Institutional Class	9/30/2009	9.80	13.51	9.41
Premier Class	9/30/2009	9.66	13.25	9.22

Lifecycle Index 2035 Fund
Composite Index*	—	9.90	13.93	9.55	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2035 Fund Composite Index consisted of: 64.6% Russell 3000 Index; 21.5% MSCI EAFE+EM Index; and 13.9% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	64.4%	63.9%
International equity	21.7	21.3
Fixed income	13.6	14.8

Other assets & liabilities, net	0.3	–

Total	100.0	100.0

Target allocation

For June 30, 2013

18	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2040 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	9.94%	13.39%	9.14%
Institutional Class	9/30/2009	10.15	13.73	9.44
Premier Class	9/30/2009	10.01	13.57	9.25

Lifecycle Index 2040 Fund
Composite Index*	—	10.20	14.19	9.59	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	67.1%	67.5%
International equity	22.6	22.5
Fixed income	9.9	10.0

Other assets & liabilities, net	0.4	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	19

Lifecycle Index 2045 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2045 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	9.91%	13.41%	9.15%
Institutional Class	9/30/2009	10.14	13.76	9.42
Premier Class	9/30/2009	9.98	13.50	9.26

Lifecycle Index 2045 Fund
Composite Index*	—	10.20	14.19	9.59	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	66.9%	67.5%
International equity	22.6	22.5
Fixed income	9.8	10.0

Other assets & liabilities, net	0.7	–

Total	100.0	100.0

Target allocation

For June 30, 2013

20	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2050 Fund	Inception date	6 months	1 year	since inception

Retirement Class	9/30/2009	9.92%	13.42%	9.16%
Institutional Class	9/30/2009	10.05	13.67	9.43
Premier Class	9/30/2009	9.99	13.51	9.27

Lifecycle Index 2050 Fund
Composite Index*	—	10.20	14.19	9.59	†

Broad market index
Russell 3000® Index	—	9.33	15.95	12.17	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	66.9%	67.5%
International equity	22.6	22.5
Fixed income	9.9	10.0

Other assets & liabilities, net	0.6	–

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	21

Lifecycle Index 2055 Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Lifecycle Index 2055 Fund	Inception date	6 months	1 year	since inception

Retirement Class	4/29/2011	9.92%	13.43%	1.52%
Institutional Class	4/29/2011	10.02	13.72	1.76
Premier Class	4/29/2011	10.03	13.62	1.63

Lifecycle Index 2055 Fund
Composite Index*	—	10.20	14.19	1.89	†

Broad market index
Russell 3000® Index	—	9.33	15.95	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifecycle Index 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/12	Target allocation for 6/30/13

Equity
U.S. equity	67.2%	67.5%
International equity	22.6	22.5
Fixed income	10.0	10.0

Other assets & liabilities, net	0.2	–

Total	100.0	100.0

Target allocation

For June 30, 2013

22	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
979,478	TIAA-CREF Bond Index Fund	$10,823,230	50.0%

		10,823,230	50.0

INFLATION-PROTECTED ASSETS
171,229	TIAA-CREF Inflation-Linked Bond Fund	2,169,473	10.0

		2,169,473	10.0

INTERNATIONAL EQUITY
52,990	TIAA-CREF Emerging Markets Equity Index Fund	554,802	2.6
100,437	TIAA-CREF International Equity Index Fund	1,617,039	7.4

		2,171,841	10.0

U.S. EQUITY
593,410	TIAA-CREF Equity Index Fund	6,480,040	29.9

		6,480,040	29.9

TOTAL TIAA-CREF FUNDS (Cost $19,860,237)		21,644,584	99.9

TOTAL PORTFOLIO (Cost $19,860,237)		21,644,584	99.9
OTHER ASSETS & LIABILITIES, NET		19,232	0.1

NET ASSETS		$21,663,816	100.0%

Lifecycle Index 2010 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,153,196	TIAA-CREF Bond Index Fund	$45,892,814	45.0%

		45,892,814	45.0

INFLATION-PROTECTED ASSETS
555,966	TIAA-CREF Inflation-Linked Bond Fund	7,044,084	6.9

		7,044,084	6.9

INTERNATIONAL EQUITY
299,151	TIAA-CREF Emerging Markets Equity Index Fund	3,132,111	3.1
567,014	TIAA-CREF International Equity Index Fund	9,128,923	9.0

		12,261,034	12.1

U.S. EQUITY
3,327,913	TIAA-CREF Equity Index Fund	36,340,814	35.6

		36,340,814	35.6

TOTAL TIAA-CREF FUNDS (Cost $91,551,063)		101,538,746	99.6

TOTAL PORTFOLIO (Cost $91,551,063)		101,538,746	99.6
OTHER ASSETS & LIABILITIES, NET		442,445	0.4

NET ASSETS		$101,981,191	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	23

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
6,395,244	TIAA-CREF Bond Index Fund	$70,667,446	40.5%

		70,667,446	40.5

INFLATION-PROTECTED ASSETS
677,919	TIAA-CREF Inflation-Linked Bond Fund	8,589,229	4.9

		8,589,229	4.9

INTERNATIONAL EQUITY
583,258	TIAA-CREF Emerging Markets Equity Index Fund	6,106,711	3.5
1,105,511	TIAA-CREF International Equity Index Fund	17,798,722	10.2

		23,905,433	13.7

U.S. EQUITY
6,488,477	TIAA-CREF Equity Index Fund	70,854,172	40.6

		70,854,172	40.6

TOTAL TIAA-CREF FUNDS (Cost $158,113,904)		174,016,280	99.7

TOTAL PORTFOLIO (Cost $158,113,904)		174,016,280	99.7
OTHER ASSETS & LIABILITIES, NET		528,537	0.3

NET ASSETS		$174,544,817	100.0%

Lifecycle Index 2020 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
7,164,229	TIAA-CREF Bond Index Fund	$79,164,725	34.5%

		79,164,725	34.5

INFLATION-PROTECTED ASSETS
529,648	TIAA-CREF Inflation-Linked Bond Fund	6,710,640	2.9

		6,710,640	2.9

INTERNATIONAL EQUITY
878,998	TIAA-CREF Emerging Markets Equity Index Fund	9,203,107	4.0
1,666,052	TIAA-CREF International Equity Index Fund	26,823,442	11.7

		36,026,549	15.7

U.S. EQUITY
9,785,685	TIAA-CREF Equity Index Fund	106,859,679	46.5

		106,859,679	46.5

TOTAL TIAA-CREF FUNDS (Cost $208,575,970)		228,761,593	99.6

TOTAL PORTFOLIO (Cost $208,575,970)		228,761,593	99.6
	OTHER ASSETS & LIABILITIES, NET	923,546	0.4

	NET ASSETS	$229,685,139	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
5,666,900	TIAA-CREF Bond Index Fund	$62,619,249	28.6%

		62,619,249	28.6

INFLATION-PROTECTED ASSETS
161,528	TIAA-CREF Inflation-Linked Bond Fund	2,046,557	0.9

		2,046,557	0.9

INTERNATIONAL EQUITY
949,051	TIAA-CREF Emerging Markets Equity Index Fund	9,936,562	4.5
1,798,840	TIAA-CREF International Equity Index Fund	28,961,330	13.2

		38,897,892	17.7

U.S. EQUITY
10,557,710	TIAA-CREF Equity Index Fund	115,290,196	52.6

		115,290,196	52.6

TOTAL TIAA-CREF FUNDS (Cost $199,500,519)		218,853,894	99.8

TOTAL PORTFOLIO (Cost $199,500,519)		218,853,894	99.8
	OTHER ASSETS & LIABILITIES, NET	430,802	0.2

	NET ASSETS	$219,284,696	100.0%

Lifecycle Index 2030 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,441,887	TIAA-CREF Bond Index Fund	$49,082,854	21.5%

		49,082,854	21.5

INTERNATIONAL EQUITY
1,098,155	TIAA-CREF Emerging Markets Equity Index Fund	11,497,680	5.0
2,081,459	TIAA-CREF International Equity Index Fund	33,511,482	14.7

		45,009,162	19.7

U.S. EQUITY
12,216,533	TIAA-CREF Equity Index Fund	133,404,538	58.4

		133,404,538	58.4

TOTAL TIAA-CREF FUNDS (Cost $205,523,497)		227,496,554	99.6

TOTAL PORTFOLIO (Cost $205,523,497)		227,496,554	99.6
	OTHER ASSETS & LIABILITIES, NET	958,832	0.4

	NET ASSETS	$228,455,386	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	25

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,616,894	TIAA-CREF Bond Index Fund	$28,916,677	13.6%

		28,916,677	13.6

INTERNATIONAL EQUITY
1,129,009	TIAA-CREF Emerging Markets Equity Index Fund	11,820,721	5.5
2,139,920	TIAA-CREF International Equity Index Fund	34,452,716	16.2

		46,273,437	21.7

U.S. EQUITY
12,570,814	TIAA-CREF Equity Index Fund	137,273,288	64.4

		137,273,288	64.4

TOTAL TIAA-CREF FUNDS (Cost $190,927,684)		212,463,402	99.7

TOTAL PORTFOLIO (Cost $190,927,684)		212,463,402	99.7
	OTHER ASSETS & LIABILITIES, NET	704,102	0.3

	NET ASSETS	$213,167,504	100.0%

Lifecycle Index 2040 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,349,822	TIAA-CREF Bond Index Fund	$25,965,533	9.9%

		25,965,533	9.9

INTERNATIONAL EQUITY
1,449,196	TIAA-CREF Emerging Markets Equity Index Fund	15,173,080	5.8
2,746,820	TIAA-CREF International Equity Index Fund	44,223,794	16.8

		59,396,874	22.6

U.S. EQUITY
16,121,650	TIAA-CREF Equity Index Fund	176,048,423	67.1

		176,048,423	67.1

TOTAL TIAA-CREF FUNDS (Cost $231,323,547)		261,410,830	99.6

TOTAL PORTFOLIO (Cost $231,323,547)		261,410,830	99.6
	OTHER ASSETS & LIABILITIES, NET	1,008,981	0.4

	NET ASSETS	$262,419,811	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
903,802	TIAA-CREF Bond Index Fund	$9,987,017	9.8%

		9,987,017	9.8

INTERNATIONAL EQUITY
559,187	TIAA-CREF Emerging Markets Equity Index Fund	5,854,692	5.8
1,059,887	TIAA-CREF International Equity Index Fund	17,064,187	16.8

		22,918,879	22.6

U.S. EQUITY
6,220,692	TIAA-CREF Equity Index Fund	67,929,958	66.9

		67,929,958	66.9

TOTAL TIAA-CREF FUNDS (Cost $92,948,507)		100,835,854	99.3

TOTAL PORTFOLIO (Cost $92,948,507)		100,835,854	99.3
	OTHER ASSETS & LIABILITIES, NET	662,089	0.7

	NET ASSETS	$101,497,943	100.0%

Lifecycle Index 2050 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
565,701	TIAA-CREF Bond Index Fund	$6,251,000	9.9%

		6,251,000	9.9

INTERNATIONAL EQUITY
350,003	TIAA-CREF Emerging Markets Equity Index Fund	3,664,529	5.8
663,398	TIAA-CREF International Equity Index Fund	10,680,703	16.8

		14,345,232	22.6

U.S. EQUITY
3,893,613	TIAA-CREF Equity Index Fund	42,518,258	66.9

		42,518,258	66.9

TOTAL TIAA-CREF FUNDS (Cost $57,849,623)		63,114,490	99.4

TOTAL PORTFOLIO (Cost $57,849,623)		63,114,490	99.4
	OTHER ASSETS & LIABILITIES, NET	403,315	0.6

	NET ASSETS	$63,517,805	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	27

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
116,306	TIAA-CREF Bond Index Fund	$1,285,176	10.0%

		1,285,176	10.0

INTERNATIONAL EQUITY
71,147	TIAA-CREF Emerging Markets Equity Index Fund	744,914	5.8
134,853	TIAA-CREF International Equity Index Fund	2,171,142	16.8

		2,916,056	22.6

U.S. EQUITY
791,480	TIAA-CREF Equity Index Fund	8,642,958	67.2

		8,642,958	67.2

TOTAL TIAA-CREF FUNDS (Cost $12,590,354)		12,844,190	99.8

TOTAL PORTFOLIO (Cost $12,590,354)		12,844,190	99.8
	OTHER ASSETS & LIABILITIES, NET	24,213	0.2

	NET ASSETS	$12,868,403	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	29

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds ▪ November 30, 2012

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value*	$21,644,584	$101,538,746	$174,016,280	$228,761,593	$218,853,894	$227,496,554
Cash	245,120	149,081	281,380	91,771	127,104	112,715
Receivable from securities transactions	99,018	–	–	55,524	–	–
Receivable from Fund shares sold	10,630	348,707	466,285	828,753	649,362	869,475
Dividends and interest receivable	15,764	67,148	102,663	114,831	91,227	71,284
Due from affiliates	758	821	937	827	985	991
Other	235	1,164	1,737	2,096	1,925	2,118

Total assets	22,016,109	102,105,667	174,869,282	229,855,395	219,724,497	228,553,137

LIABILITIES
Management fees payable	88	499	996	1,310	1,431	1,673
Service agreement fees payable	14	138	247	269	196	225
Distribution fees payable	851	2,779	4,944	8,227	7,427	7,549
Due to affiliates	11	525	940	1,108	1,023	1,116
Payable for securities transactions	348,234	111,500	206,000	143,023	105,500	67,250
Payable for Fund shares redeemed	435	–	97,656	–	309,140	3,689
Accrued expenses and other payables	2,660	9,035	13,682	16,319	15,084	16,249

Total liabilities	352,293	124,476	324,465	170,256	439,801	97,751

NET ASSETS	$21,663,816	$101,981,191	$174,544,817	$229,685,139	$219,284,696	$228,455,386

NET ASSETS CONSIST OF:
Paid-in-capital	$19,957,066	$92,120,822	$158,719,157	$209,736,313	$200,233,059	$206,883,412
Undistributed net investment income (loss)	24,828	714,061	953,184	925,743	657,315	446,820
Accumulated net realized gain (loss) on total investments	(102,425)	(841,375)	(1,029,900)	(1,162,540)	(959,053)	(847,903)
Net unrealized appreciation (depreciation) on total investments	1,784,347	9,987,683	15,902,376	20,185,623	19,353,375	21,973,057

NET ASSETS	$21,663,816	$101,981,191	$174,544,817	$229,685,139	$219,284,696	$228,455,386

RETIREMENT CLASS:
Net assets	$693,672	$6,768,162	$12,125,437	$13,330,532	$9,687,667	$11,102,621
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	58,245	552,106	979,944	1,070,368	773,096	879,099

Net asset value per share	$11.91	$12.26	$12.37	$12.45	$12.53	$12.63

INSTITUTIONAL CLASS:
Net assets	$13,656,279	$71,378,591	$119,137,911	$142,743,743	$142,988,268	$149,704,935
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	1,146,199	5,787,611	9,573,280	11,401,107	11,349,098	11,788,018

Net asset value per share	$11.91	$12.33	$12.44	$12.52	$12.60	$12.70

PREMIER CLASS:
Net assets	$7,313,865	$23,834,438	$43,281,469	$73,610,864	$66,608,761	$67,647,830
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	614,127	1,938,630	3,489,443	5,900,315	5,302,427	5,344,186

Net asset value per share	$11.91	$12.29	$12.40	$12.48	$12.56	$12.66

* Affiliated investments, cost	$19,860,237	$91,551,063	$158,113,904	$208,575,970	$199,500,519	$205,523,497

30	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	31

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ▪ November 30, 2012

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value*	$212,463,402	$261,410,830	$100,835,854	$63,114,490	$12,844,190
Cash	18,721	177,863	50,846	35,954	19,734
Receivable from securities transactions	47,000	–	–	–	–
Receivable from Fund shares sold	617,211	914,337	606,116	372,599	44,337
Dividends and interest receivable	42,143	37,908	14,511	9,061	1,848
Due from affiliates	949	1,049	834	808	699
Other	1,981	2,671	742	508	118

Total assets	213,191,407	262,544,658	101,508,903	63,533,420	12,910,926

LIABILITIES
Management fees payable	1,562	1,921	741	463	94
Service agreement fees payable	193	222	98	53	23
Distribution fees payable	5,644	5,409	3,706	2,070	181
Due to affiliates	1,054	1,414	386	260	64
Payable for securities transactions	–	83,250	–	–	14,500
Payable for Fund shares redeemed	–	12,157	–	9,901	5,310
Accrued expenses and other payables	15,450	20,474	6,029	2,868	22,351

Total liabilities	23,903	124,847	10,960	15,615	42,523

NET ASSETS	$213,167,504	$262,419,811	$101,497,943	$63,517,805	$12,868,403

NET ASSETS CONSIST OF:
Paid-in-capital	$192,133,113	$233,016,835	$93,758,518	$58,387,610	$12,640,932
Undistributed net investment income (loss)	192,472	144,178	36,240	25,768	6,157
Accumulated net realized gain (loss) on total investments	(693,799)	(828,485)	(184,162)	(160,440)	(32,522)
Net unrealized appreciation (depreciation) on total investments	21,535,718	30,087,283	7,887,347	5,264,867	253,836

NET ASSETS	$213,167,504	$262,419,811	$101,497,943	$63,517,805	$12,868,403

RETIREMENT CLASS:
Net assets	$9,551,120	$11,019,702	$4,878,105	$2,631,167	$1,115,017
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	752,593	866,007	385,939	208,356	110,611

Net asset value per share	$12.69	$12.72	$12.64	$12.63	$10.08

INSTITUTIONAL CLASS:
Net assets	$152,211,116	$202,437,848	$62,210,937	$41,491,489	$10,175,353
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	11,923,986	15,820,745	4,895,427	3,267,302	1,007,149

Net asset value per share	$12.77	$12.80	$12.71	$12.70	$10.10

PREMIER CLASS:
Net assets	$51,405,268	$48,962,261	$34,408,901	$19,395,149	$1,578,033
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	4,040,674	3,839,958	2,715,536	1,532,094	156,383

Net asset value per share	$12.72	$12.75	$12.67	$12.66	$10.09

* Affiliated investments, cost	$190,927,684	$231,323,547	$92,948,507	$57,849,623	$12,590,354

32	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds ▪ For the period ended November 30, 2012

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$99,729	$458,463	$632,277	$651,248	$468,091	$363,487

Total income	99,729	458,463	632,277	651,248	468,091	363,487

EXPENSES
Management fees	8,347	44,758	71,622	90,529	84,018	90,092
Distribution fees — Retirement Class	168	1,358	2,677	2,710	1,898	2,312
Distribution fees — Premier Class	2,563	11,869	16,424	27,915	21,179	24,362
Fund administration fees	431	2,489	3,907	4,893	4,495	4,857
Custody and accounting fees	5,956	5,869	5,911	5,885	5,886	5,881
Audit fees	10,799	10,831	10,850	10,863	10,857	10,862
Legal fees	26	201	416	506	473	457
Shareholder reports	3,310	7,980	11,589	13,785	12,917	13,590
Shareholder servicing — Retirement Class	927	6,858	13,477	13,619	9,564	11,635
Shareholder servicing — Institutional Class	81	96	126	143	142	146
Shareholder servicing — Premier Class	93	73	74	86	75	82
Trustee fees and expenses	81	414	689	859	786	851
Compliance fees	171	1,109	1,895	2,369	2,172	2,351
Interest expense	7	49	38	41	43	16
Registration fees	20,806	20,297	20,545	20,545	20,545	20,545
Other expenses	2,799	3,818	5,746	6,671	5,953	6,247

Total expenses	56,565	118,069	165,986	201,419	181,003	194,286
Less: Expenses reimbursed by the investment adviser	(44,497)	(51,588)	(59,202)	(60,199)	(61,335)	(62,596)
Fee waiver by investment adviser and TPIS	(3,821)	(16,389)	(19,639)	(18,523)	(13,489)	(5,681)

Net expenses	8,247	50,092	87,145	122,697	106,179	126,009

Net investment income (loss)	91,482	408,371	545,132	528,551	361,912	237,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(19,130)	(91,957)	(159,608)	(194,244)	(239,670)	(219,393)
Realized gain (loss) from sale of unaffiliated investments	(15)	(2,866)	(4,640)	(6,101)	(34,537)	(812)

Net realized gain (loss) from investments	(19,145)	(94,823)	(164,248)	(200,345)	(274,207)	(220,205)

Net change in unrealized appreciation (depreciation) from affiliated investments	779,524	4,923,065	8,630,728	12,099,561	12,302,040	14,521,089

Net realized and unrealized gain (loss) from investments	760,379	4,828,242	8,466,480	11,899,216	12,027,833	14,300,884

Net increase (decrease) in net assets from operations	$851,861	$5,236,613	$9,011,612	$12,427,767	$12,389,745	$14,538,362

34	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	35

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ▪ For the period ended November 30, 2012

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$214,212	$208,306	$66,551	$42,686	$10,831

Total income	214,212	208,306	66,551	42,686	10,831

EXPENSES
Management fees	84,825	110,583	35,303	22,644	5,750
Distribution fees — Retirement Class	1,984	2,350	971	541	263
Distribution fees — Premier Class	15,888	16,720	8,801	4,652	843
Fund administration fees	4,589	6,027	1,869	1,215	350
Custody and accounting fees	5,882	5,982	5,975	5,975	5,892
Audit fees	10,858	10,869	10,817	10,809	10,806
Legal fees	464	548	196	81	18
Shareholder reports	13,121	17,179	6,238	4,526	2,003
Shareholder servicing — Retirement Class	9,994	11,840	4,962	2,800	1,373
Shareholder servicing — Institutional Class	148	194	113	100	74
Shareholder servicing — Premier Class	76	111	100	94	82
Trustee fees and expenses	800	1,136	340	172	58
Compliance fees	2,221	2,956	889	590	152
Interest expense	6	10	4	11	3
Registration fees	20,545	20,545	20,050	20,979	19,175
Other expenses	5,819	7,594	4,194	3,529	52

Total expenses	177,220	214,644	100,822	78,718	46,894
Less: Expenses reimbursed by the investment adviser	(61,387)	(69,162)	(49,798)	(47,546)	(38,465)
Fee waiver by investment adviser and TPIS	(5,149)	(6,365)	(2,372)	(1,427)	(466)

Net expenses	110,684	139,117	48,652	29,745	7,963

Net investment income (loss)	103,528	69,189	17,899	12,941	2,868

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(196,659)	(288,650)	(50,947)	(22,824)	(12,437)
Realized gain (loss) from sale of unaffiliated investments	(21,284)	43	(11,143)	(13,357)	–

Net realized gain (loss) from investments	(217,943)	(288,607)	(62,090)	(36,181)	(12,437)

Net change in unrealized appreciation (depreciation) from affiliated investments	14,866,736	20,398,836	6,119,362	3,968,521	1,078,898

Net realized and unrealized gain (loss) from investments	14,648,793	20,110,229	6,057,272	3,932,340	1,066,461

Net increase (decrease) in net assets from operations	$14,752,321	$20,179,418	$6,075,171	$3,945,281	$1,069,329

36	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$91,482	$252,143	$408,371	$1,466,808	$545,132	$2,154,731
Net realized gain (loss) from investments		(19,145)	(59,393)	(94,823)	(468,649)	(164,248)	(680,827)
Net change in unrealized appreciation (depreciation) from affiliated investments		779,524	134,716	4,923,065	80,216	8,630,728	(719,168)

Net increase (decrease) in net assets from operations		851,861	327,466	5,236,613	1,078,375	9,011,612	754,736

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(3,056)	(10,013)	–	(47,716)	–	(107,429)
	Institutional Class	(73,006)	(193,197)	–	(1,153,211)	–	(1,703,748)
	Premier Class	(13,989)	(44,948)	–	(225,845)	–	(265,721)
From realized gains:	Retirement Class	–	(1,407)	–	(5,886)	–	(7,806)
	Institutional Class	–	(23,271)	–	(135,993)	–	(116,928)
	Premier Class	–	(5,906)	–	(28,100)	–	(19,211)

Total distributions		(90,051)	(278,742)	–	(1,596,751)	–	(2,220,843)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	67,093	320,445	2,581,469	4,344,332	3,184,204	8,336,211
	Institutional Class	1,868,643	4,895,712	8,228,630	25,508,525	15,367,128	38,200,167
	Premier Class	5,028,517	812,984	11,042,288	7,593,298	28,439,021	8,929,031
Reinvestments of distributions:	Retirement Class	3,056	11,420	–	53,602	–	115,235
	Institutional Class	73,006	216,468	–	1,289,204	–	1,820,676
	Premier Class	13,989	50,854	–	253,945	–	284,932
Redemptions:	Retirement Class	(31,130)	(56,181)	(151,429)	(1,062,709)	(1,255,264)	(837,958)
	Institutional Class	(348,694)	(1,126,028)	(4,944,887)	(11,909,614)	(5,714,169)	(10,850,191)
	Premier Class	(433,807)	(134,139)	(757,812)	(2,840,250)	(1,753,427)	(2,625,646)

Net increase (decrease) from shareholder transactions		6,240,673	4,991,535	15,998,259	23,230,333	38,267,493	43,372,457

Net increase (decrease) in net assets		7,002,483	5,040,259	21,234,872	22,711,957	47,279,105	41,906,350
NET ASSETS
Beginning of period		14,661,333	9,621,074	80,746,319	58,034,362	127,265,712	85,359,362

End of period		$21,663,816	$14,661,333	$101,981,191	$80,746,319	$174,544,817	$127,265,712

Undistributed net investment income (loss) included in net assets		$24,828	$23,397	$714,061	$305,690	$953,184	$408,052

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,721	28,817	214,339	378,092	264,078	724,840
	Institutional Class	158,744	436,398	682,089	2,209,496	1,265,344	3,298,903
	Premier Class	423,199	72,759	904,160	657,058	2,304,192	767,450
Shares reinvested:	Retirement Class	263	1,038	–	4,851	–	10,410
	Institutional Class	6,267	19,669	–	116,249	–	164,025
	Premier Class	1,202	4,629	–	22,940	–	25,716
Shares redeemed:	Retirement Class	(2,622)	(5,052)	(12,522)	(91,989)	(106,180)	(71,669)
	Institutional Class	(29,702)	(100,686)	(411,651)	(1,026,349)	(479,304)	(930,042)
	Premier Class	(36,778)	(12,326)	(63,015)	(244,483)	(144,987)	(225,303)

Net increase (decrease) from shareholder transactions		526,294	445,246	1,313,400	2,025,865	3,103,143	3,764,330

38	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$528,551	$2,473,009	$361,912	$2,224,482	$237,478	$2,329,535
Net realized gain (loss) from investments		(200,345)	(782,660)	(274,207)	(596,304)	(220,205)	(472,910)
Net change in unrealized appreciation (depreciation) from affiliated investments		12,099,561	(2,662,294)	12,302,040	(3,700,909)	14,521,089	(5,787,169)

Net increase (decrease) in net assets from operations		12,427,767	(971,945)	12,389,745	(2,072,731)	14,538,362	(3,930,544)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(83,263)	–	(60,980)	–	(80,548)
	Institutional Class	–	(1,888,073)	–	(1,816,396)	–	(1,866,635)
	Premier Class	–	(421,527)	–	(270,379)	–	(329,023)
From realized gains:	Retirement Class	–	(5,680)	–	(3,541)	–	(5,897)
	Institutional Class	–	(119,937)	–	(99,720)	–	(127,386)
	Premier Class	–	(28,334)	–	(15,674)	–	(23,813)

Total distributions		–	(2,546,814)	–	(2,266,690)	–	(2,433,302)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	4,228,903	7,266,975	3,438,613	5,302,337	3,062,376	5,733,691
	Institutional Class	17,365,465	44,386,790	18,789,972	41,405,172	18,311,399	40,773,799
	Premier Class	45,734,985	10,188,723	48,397,540	8,634,192	43,212,654	9,138,429
Reinvestments of distributions:	Retirement Class	–	88,943	–	64,521	–	86,445
	Institutional Class	–	2,008,010	–	1,916,116	–	1,994,021
	Premier Class	–	449,861	–	286,053	–	352,836
Redemptions:	Retirement Class	(109,444)	(1,175,253)	(127,414)	(647,093)	(260,701)	(543,556)
	Institutional Class	(6,010,892)	(6,353,473)	(6,386,989)	(5,642,696)	(5,029,277)	(4,711,996)
	Premier Class	(1,382,351)	(2,492,569)	(1,532,288)	(1,268,092)	(407,544)	(1,411,884)

Net increase (decrease) from shareholder transactions		59,826,666	54,368,007	62,579,434	50,050,510	58,888,907	51,411,785

Net increase (decrease) in net assets		72,254,433	50,849,248	74,969,179	45,711,089	73,427,269	45,047,939

NET ASSETS
Beginning of period		157,430,706	106,581,458	144,315,517	98,604,428	155,028,117	109,980,178

End of period		$229,685,139	$157,430,706	$219,284,696	$144,315,517	$228,455,386	$155,028,117

Undistributed net investment income (loss) included in net assets		$925,743	$397,192	$657,315	$295,403	$446,820	$209,342

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	347,222	630,118	279,581	459,596	249,446	493,560
	Institutional Class	1,422,375	3,818,188	1,527,592	3,563,177	1,483,759	3,488,566
	Premier Class	3,681,381	870,156	3,865,323	734,604	3,425,184	770,738
Shares reinvested:	Retirement Class	–	8,057	–	5,866	–	7,873
	Institutional Class	–	181,392	–	173,561	–	180,946
	Premier Class	–	40,748	–	25,958	–	32,076
Shares redeemed:	Retirement Class	(9,096)	(102,660)	(10,453)	(54,084)	(21,749)	(46,214)
	Institutional Class	(498,437)	(542,387)	(526,292)	(481,086)	(412,723)	(396,288)
	Premier Class	(112,591)	(216,233)	(123,917)	(109,217)	(32,971)	(121,367)

Net increase (decrease) from shareholder transactions		4,830,854	4,687,379	5,011,834	4,318,375	4,690,946	4,409,890

40	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	41

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$103,528	$2,120,885	$69,189	$2,857,908	$17,899	$725,427
Net realized gain (loss) from investments		(217,943)	(374,254)	(288,607)	(397,077)	(62,090)	(76,295)
Net change in unrealized appreciation (depreciation) from affiliated investments		14,866,736	(6,551,446)	20,398,836	(8,629,005)	6,119,362	(2,587,551)

Net increase (decrease) in net assets from operations		14,752,321	(4,804,815)	20,179,418	(6,168,174)	6,075,171	(1,938,419)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(63,995)	–	(78,384)	–	(25,317)
	Institutional Class	–	(1,840,440)	–	(2,545,955)	–	(607,287)
	Premier Class	–	(194,446)	–	(232,989)	–	(91,666)
From realized gains:	Retirement Class	–	(4,644)	–	(7,412)	–	(1,741)
	Institutional Class	–	(125,222)	–	(225,801)	–	(39,062)
	Premier Class	–	(14,027)	–	(21,908)	–	(6,241)

Total distributions		–	(2,242,774)	–	(3,112,449)	–	(771,314)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	2,770,449	5,260,156	2,683,134	6,449,374	1,667,345	2,541,683
	Institutional Class	18,363,511	42,651,368	21,169,705	61,022,600	12,137,363	19,541,136
	Premier Class	36,815,737	7,720,468	31,670,827	6,438,057	26,967,804	3,259,314
Reinvestments of distributions:	Retirement Class	–	68,639	–	85,796	–	27,058
	Institutional Class	–	1,965,662	–	2,771,756	–	646,349
	Premier Class	–	208,473	–	254,897	–	97,907
Redemptions:	Retirement Class	(232,756)	(495,874)	(250,136)	(519,111)	(90,347)	(128,378)
	Institutional Class	(4,179,568)	(4,373,444)	(7,354,181)	(4,153,172)	(839,308)	(528,281)
	Premier Class	(594,695)	(1,323,758)	(596,638)	(855,513)	(501,886)	(310,737)

Net increase (decrease) from shareholder transactions		52,942,678	51,681,690	47,322,711	71,494,684	39,340,971	25,146,051

Net increase (decrease) in net assets		67,694,999	44,634,101	67,502,129	62,214,061	45,416,142	22,436,318

NET ASSETS
Beginning of period		145,472,505	100,838,404	194,917,682	132,703,621	56,081,801	33,645,483

End of period		$213,167,504	$145,472,505	$262,419,811	$194,917,682	$101,497,943	$56,081,801

Undistributed net investment income (loss) included in net assets		$192,472	$88,944	$144,178	$74,989	$36,240	$18,341

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	224,024	453,548	216,406	554,428	135,325	218,812
	Institutional Class	1,485,050	3,650,996	1,713,952	5,262,363	984,844	1,667,316
	Premier Class	2,900,454	646,384	2,487,394	542,333	2,130,845	278,318
Shares reinvested:	Retirement Class	–	6,274	–	7,850	–	2,492
	Institutional Class	–	179,185	–	252,897	–	59,353
	Premier Class	–	19,039	–	23,300	–	9,007
Shares redeemed:	Retirement Class	(18,915)	(40,657)	(20,158)	(43,334)	(7,451)	(11,322)
	Institutional Class	(342,035)	(365,269)	(600,123)	(355,918)	(67,096)	(45,916)
	Premier Class	(47,848)	(112,939)	(48,158)	(70,658)	(40,604)	(26,547)

Net increase (decrease) from shareholder transactions		4,200,730	4,436,561	3,749,313	6,173,261	3,135,863	2,151,513

42	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund

		November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012

		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$12,941	$480,776	$2,868	$154,059
Net realized gain (loss) from investments		(36,181)	(82,188)	(12,437)	(14,000)
Net change in unrealized appreciation (depreciation) from affiliated investments		3,968,521	(1,734,534)	1,078,898	(695,081)

Net increase (decrease) in net assets from operations		3,945,281	(1,335,946)	1,069,329	(555,022)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(13,918)	–	(13,520)
	Institutional Class	–	(420,323)	–	(123,892)
	Premier Class	–	(45,740)	–	(14,702)
From realized gains:	Retirement Class	–	(950)	–	(478)
	Institutional Class	–	(26,747)	–	(3,941)
	Premier Class	–	(3,078)	–	(498)

Total distributions		–	(510,756)	–	(157,031)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	759,455	1,365,807	54,693	43,345
	Institutional Class	7,641,913	13,113,647	983,297	968,235
	Premier Class	15,652,465	1,611,161	525,746	52,373
Reinvestments of distributions:	Retirement Class	–	14,868	–	13,998
	Institutional Class	–	447,070	–	127,833
	Premier Class	–	48,818	–	15,200
Redemptions:	Retirement Class	(8,771)	(42,290)	(3,005)	(7,897)
	Institutional Class	(472,419)	(761,577)	(55,816)	(42,464)
	Premier Class	(318,507)	(239,205)	(34,246)	(10)

Net increase (decrease) from shareholder transactions		23,254,136	15,558,299	1,470,669	1,170,613

Net increase (decrease) in net assets		27,199,417	13,711,597	2,539,998	458,560

NET ASSETS
Beginning of period		36,318,388	22,606,791	10,328,405	9,869,845

End of period		$63,517,805	$36,318,388	$12,868,403	$10,328,405

Undistributed net investment income (loss) included in net assets		$25,768	$12,827	$6,157	$3,289

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	61,779	116,911	5,546	4,643
	Institutional Class	623,288	1,117,010	100,366	102,295
	Premier Class	1,237,903	138,327	52,238	5,801
Shares reinvested:	Retirement Class	–	1,370	–	1,616
	Institutional Class	–	41,053	–	14,778
	Premier Class	–	4,495	–	1,755
Shares redeemed:	Retirement Class	(712)	(3,661)	(299)	(895)
	Institutional Class	(38,158)	(66,169)	(5,879)	(4,411)
	Premier Class	(25,938)	(21,092)	(3,410)	(1)

Net increase (decrease) from shareholder transactions		1,858,162	1,328,244	148,562	125,581

44	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	45

Financial highlights

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34		$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.21	0.16		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.57		0.01	0.73		0.63	–

Total gain (loss) from investment operations	0.62		0.22	0.89		0.85	0.00	(d)

Less distributions from:
Net investment income	(0.05)		(0.21)	(0.14)		(0.20)	–
Net realized gains	–		(0.03)	(0.04)		–	–

Total distributions	(0.05)		(0.24)	(0.18)		(0.20)	–

Net asset value, end of period	$11.91		$11.34	$11.36		$10.65	$10.00

TOTAL RETURN	5.52	%(b)	2.02%	8.44	%(b)	8.56%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$694		$622	$342		$274	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.96	%(c)	1.16%	1.14	%(c)	2.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.31	%(c)	0.31%	0.31	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.89	%(c)	1.90%	2.20	%(c)	2.13%	(0.35	)%(c)
Portfolio turnover rate	9	%(b)	25%	13	%(b)	39%	0	%(b)

46	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35		$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.23	0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.56		0.03	0.73		0.65	–

Total gain (loss) from investment operations	0.63		0.26	0.91		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.07)		(0.24)	(0.16)		(0.22)	–
Net realized gains	–		(0.03)	(0.04)		–	–

Total distributions	(0.07)		(0.27)	(0.20)		(0.22)	–

Net asset value, end of period	$11.91		$11.35	$11.36		$10.65	$10.00

TOTAL RETURN	5.55	%(b)	2.36%	8.56	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$13,656		$11,470	$7,447		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.64	%(c)	0.82%	0.76	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.06	%(c)	0.06%	0.06	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.14	%(c)	2.07%	2.51	%(c)	2.19%	(0.10	)%(c)
Portfolio turnover rate	9	%(b)	25%	13	%(b)	39%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	47

Financial highlights	concluded

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34		$11.35	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.22	0.17		0.23	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.57		0.02	0.72		0.63	–

Total gain (loss) from investment operations	0.63		0.24	0.89		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.06)		(0.22)	(0.15)		(0.21)	–
Net realized gains	–		(0.03)	(0.04)		–	–

Total distributions	(0.06)		(0.25)	(0.19)		(0.21)	–

Net asset value, end of period	$11.91		$11.34	$11.35		$10.65	$10.00

TOTAL RETURN	5.57	%(b)	2.21%	8.40	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,314		$2,568	$1,833		$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.77	%(c)	0.98%	0.93	%(c)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.20	%(c)	0.21%	0.21	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.97	%(c)	1.97%	2.30	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover rate	9	%(b)	25%	13	%(b)	39%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.13%, 0.13%, 0.12% and 0.13%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

48	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54		$11.72	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.21	0.15		0.21	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.68		(0.15)	0.92		0.65	–

Total gain (loss) from investment operations	0.72		0.06	1.07		0.86	0.00	(d)

Less distributions from:
Net investment income	–		(0.21)	(0.16)		(0.04)	–
Net realized gains	–		(0.03)	(0.01)		–	–

Total distributions	–		(0.24)	(0.17)		(0.04)	–

Net asset value, end of period	$12.26		$11.54	$11.72		$10.82	$10.00

TOTAL RETURN	6.24	%(b)	0.58%	9.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,768		$4,044	$695		$300	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.52	%(c)	0.56%	0.63	%(c)	1.22%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32	%(c)	0.32%	0.32	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.68	%(c)	1.81%	2.03	%(c)	2.01%	(0.35	)%(c)
Portfolio turnover rate	6	%(b)	25%	38	%(b)	43%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	49

Financial highlights	continued

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60		$11.75	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.23	0.20		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.67		(0.13)	0.89		0.72	–

Total gain (loss) from investment operations	0.73		0.10	1.09		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.22)	(0.17)		(0.05)	–
Net realized gains	–		(0.03)	(0.01)		–	–

Total distributions	–		(0.25)	(0.18)		(0.05)	–

Net asset value, end of period	$12.33		$11.60	$11.75		$10.84	$10.00

TOTAL RETURN	6.29	%(b)	0.92%	10.14	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$71,379		$64,002	$49,573		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.22	%(c)	0.26%	0.28	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.07	%(c)	0.07%	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.96	%(c)	2.04%	2.67	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover rate	6	%(b)	25%	38	%(b)	43%	0	%(b)

50	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57		$11.73	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.22	0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.67		(0.14)	0.90		0.66	–

Total gain (loss) from investment operations	0.72		0.08	1.08		0.88	0.00	(d)

Less distributions from:
Net investment income	–		(0.21)	(0.17)		(0.05)	–
Net realized gains	–		(0.03)	(0.01)		–	–

Total distributions	–		(0.24)	(0.18)		(0.05)	–

Net asset value, end of period	$12.29		$11.57	$11.73		$10.83	$10.00

TOTAL RETURN	6.22	%(b)	0.74%	10.02	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$23,834		$12,701	$7,766		$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.41%	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.22%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.79	%(c)	1.87%	2.36	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover rate	6	%(b)	25%	38	%(b)	43%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.12%, 0.12%, 0.11% and 0.12%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	51

Financial highlights

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59		$11.86	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.19	0.11		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.75		(0.25)	1.09		0.67	–

Total gain (loss) from investment operations	0.78		(0.06)	1.20		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.20)	(0.17)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$12.37		$11.59	$11.86		$10.83	$10.00

TOTAL RETURN	6.73	%(b)	(0.40)%	11.18	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$12,125		$9,527	$1,880		$327	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.49	%(c)	0.51%	0.56	%(c)	1.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.55	%(c)	1.64%	1.47	%(c)	1.89%	(0.35	)%(c)
Portfolio turnover rate	5	%(b)	21%	13	%(b)	23%	0	%(b)

52	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.64		$11.90	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.23	0.19		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.75		(0.27)	1.03		0.75	–

Total gain (loss) from investment operations	0.80		(0.04)	1.22		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.21)	(0.17)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.22)	(0.17)		(0.04)	–

Net asset value, end of period	$12.44		$11.64	$11.90		$10.85	$10.00

TOTAL RETURN	6.87	%(b)	(0.21)%	11.43	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$119,138		$102,292	$74,426		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.19	%(c)	0.22%	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.08	%(c)	0.08%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.81	%(c)	1.97%	2.52	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover rate	5	%(b)	21%	13	%(b)	23%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	53

Financial highlights	concluded

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61		$11.88	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.21	0.19		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.75		(0.27)	1.03		0.67	–

Total gain (loss) from investment operations	0.79		(0.06)	1.22		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.20)	(0.17)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$12.40		$11.61	$11.88		$10.83	$10.00

TOTAL RETURN	6.80	%(b)	(0.39)%	11.41	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$43,281		$15,447	$9,054		$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.34	%(c)	0.37%	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.63	%(c)	1.82%	2.47	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover rate	5	%(b)	21%	13	%(b)	23%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.11%, 0.10% and 0.11%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

54	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11†		09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59		$12.01	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.18	0.09		0.19	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.84		(0.40)	1.26		0.68	–

Total gain (loss) from investment operations	0.86		(0.22)	1.35		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.17)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.17)		(0.04)	–

Net asset value, end of period	$12.45		$11.59	$12.01		$10.83	$10.00

TOTAL RETURN	7.42	%(b)	(1.70)%	12.58	%(b)	8.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$13,331		$8,485	$2,363		$304	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47	%(c)	0.51%	0.54	%(c)	1.06%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.38	%(c)	1.55%	1.20	%(c)	1.80%	(0.35	)%(c)
Portfolio turnover rate	4	%(b)	14%	11	%(b)	22%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	55

Financial highlights	continued

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63		$12.04	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.22	0.19		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.85		(0.41)	1.18		0.78	–

Total gain (loss) from investment operations	0.89		(0.19)	1.37		0.90	0.00	(d)

Less distributions from:
Net investment income	–		(0.21)	(0.18)		(0.05)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.22)	(0.18)		(0.05)	–

Net asset value, end of period	$12.52		$11.63	$12.04		$10.85	$10.00

TOTAL RETURN	7.65	%(b)	(1.49)%	12.74	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$142,744		$121,899	$84,549		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17	%(c)	0.21%	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09	%(c)	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.63	%(c)	1.88%	2.48	%(c)	1.16%	(0.10)	%(c)
Portfolio turnover rate	4	%(b)	14%	11	%(b)	22%	0	%(b)

56	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60		$12.02	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.20	0.18		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.85		(0.41)	1.18		0.69	–

Total gain (loss) from investment operations	0.88		(0.21)	1.36		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.20)	(0.17)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$12.48		$11.60	$12.02		$10.83	$10.00

TOTAL RETURN	7.59	%(b)	(1.67)%	12.72	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$73,611		$27,047	$19,670		$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32	%(c)	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.48	%(c)	1.71%	2.38	%(c)	1.72%	(0.25	)%(c)
Portfolio turnover rate	4	%(b)	14%	11	%(b)	22%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.11%, 0.10% and 0.10%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	57

Financial highlights

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.58		$12.15	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.19	0.13		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.94		(0.56)	1.38		0.69	–

Total gain (loss) from investment operations	0.95		(0.37)	1.51		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.18)		(0.05)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.18)		(0.05)	–

Net asset value, end of period	$12.53		$11.58	$12.15		$10.82	$10.00

TOTAL RETURN	8.20	%(b)	(2.97)%	14.06	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,688		$5,837	$1,125		$324	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.48	%(c)	0.51%	0.57	%(c)	1.10%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.21	%(c)	1.66%	1.65	%(c)	1.69%	(0.35	)%(c)
Portfolio turnover rate	5	%(b)	12%	9	%(b)	16%	0	%(b)

58	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63		$12.18	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.21	0.19		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.94		(0.55)	1.33		0.79	–

Total gain (loss) from investment operations	0.97		(0.34)	1.52		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.20)	(0.18)		(0.05)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.21)	(0.18)		(0.05)	–

Net asset value, end of period	$12.60		$11.63	$12.18		$10.84	$10.00

TOTAL RETURN	8.34	%(b)	(2.70)%	14.21	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$142,988		$120,360	$86,413		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.18	%(c)	0.21%	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09	%(c)	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.47	%(c)	1.82%	2.49	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover rate	5	%(b)	12%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	59

Financial highlights	concluded

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61		$12.16	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.19	0.19		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.93		(0.54)	1.32		0.71	–

Total gain (loss) from investment operations	0.95		(0.35)	1.51		0.88	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.18)		(0.05)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.18)		(0.05)	–

Net asset value, end of period	$12.56		$11.61	$12.16		$10.83	$10.00

TOTAL RETURN	8.18	%(b)	(2.79)%	14.09	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$66,609		$18,118	$11,066		$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33	%(c)	0.36%	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.32	%(c)	1.66%	2.40	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover rate	5	%(b)	12%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.10%, 0.10%, 0.09% and 0.10%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

60	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60		$12.31	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18	0.13		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.03		(0.70)	1.53		0.72	–

Total gain (loss) from investment operations	1.03		(0.52)	1.66		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.18)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.18)		(0.04)	–

Net asset value, end of period	$12.63		$11.60	$12.31		$10.83	$10.00

TOTAL RETURN	8.88	%(b)	(4.10)%	15.52	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,103		$7,553	$2,415		$455	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47	%(c)	0.51%	0.54	%(c)	1.01%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.05	%(c)	1.54%	1.62	%(c)	1.47%	(0.35	)%(c)
Portfolio turnover rate	2	%(b)	10%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	61

Financial highlights	continued

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.65		$12.35	$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.21	0.19		0.07	0.00(d	)
Net realized and unrealized gain (loss) on total investments	1.03		(0.71)	1.49		0.83	–

Total gain (loss) from investment operations	1.05		(0.50)	1.68		0.90	0.00(d	)

Less distributions from:
Net investment income	–		(0.19)	(0.19)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.19)		(0.04)	–

Net asset value, end of period	$12.70		$11.65	$12.35		$10.86	$10.00

TOTAL RETURN	9.01	%(b)	(3.89)%	15.64	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$149,705		$124,802	$91,910		$56,944	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17	%(c)	0.21%	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.30	%(c)	1.76%	2.46	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover rate	2	%(b)	10%	9	%(b)	16%	0	%(b)

62	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62		$12.32	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.18	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.03		(0.69)	1.49		0.72	–

Total gain (loss) from investment operations	1.04		(0.51)	1.67		0.88	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$12.66		$11.62	$12.32		$10.84	$10.00

TOTAL RETURN	8.95	%(b)	(4.00)%	15.54	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$67,648		$22,673	$15,655		$1,095	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32	%(c)	0.36%	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.16	%(c)	1.57%	2.33	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover rate	2	%(b)	10%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.10%, 0.09%, 0.09% and 0.09%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	63

Financial highlights

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57		$12.44	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.18	0.13		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.13		(0.86)	1.68		0.71	–

Total gain (loss) from investment operations	1.12		(0.68)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$12.69		$11.57	$12.44		$10.82	$10.00

TOTAL RETURN	9.68	%(b)	(5.36)%	16.89	%(b)	8.64%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,551		$6,337	$1,597		$404	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.48	%(c)	0.51%	0.55	%(c)	1.04%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.10	)%(c)	1.54%	1.61	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	7	%(b)	19%	10	%(b)	10%	0	%(b)

64	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63		$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.20	0.19		0.05	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.13		(0.85)	1.65		0.84	–

Total gain (loss) from investment operations	1.14		(0.65)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.20)		(0.05)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.20)		(0.05)	–

Net asset value, end of period	$12.77		$11.63	$12.48		$10.84	$10.00

TOTAL RETURN	9.80	%(b)	(5.07)%	17.12	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$152,211		$125,358	$91,325		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.18	%(c)	0.21%	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.15	%(c)	1.71%	2.46	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover rate	7	%(b)	19%	10	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	65

Financial highlights	concluded

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11†		09/30/10	09/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60		$12.46	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.18	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.12		(0.85)	1.64		0.73	–

Total gain (loss) from investment operations	1.12		(0.67)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.04)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$12.72		$11.60	$12.46		$10.83	$10.00

TOTAL RETURN	9.66	%(b)	(5.26)%	17.00	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$51,405		$13,777	$7,916		$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33	%(c)	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	0.01	%(c)	1.51%	2.31	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover rate	7	%(b)	19%	10	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.09%, 0.08% and 0.09%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

66	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57		$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.18	0.11		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.16		(0.89)	1.72		0.71	–

Total gain (loss) from investment operations	1.15		(0.71)	1.83		0.86	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.02)	–
Net realized gains	–		(0.02)	–		–	–

Total distributions	–		(0.20)	(0.19)		(0.02)	–

Net asset value, end of period	$12.72		$11.57	$12.48		$10.84	$10.00

TOTAL RETURN	9.94	%(b)	(5.62)%	17.06	%(b)	8.62%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,020		$7,751	$1,882		$395	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47	%(c)	0.49%	0.54	%(c)	0.88%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.16	)%(c)	1.53%	1.37	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	6	%(b)	17%	10	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	67

Financial highlights	continued

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62		$12.52	$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.20	0.20		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.17		(0.89)	1.65		0.86	–

Total gain (loss) from investment operations	1.18		(0.69)	1.85		0.90	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.20)		(0.03)	–
Net realized gains	–		(0.02)	–		–	–

Total distributions	–		(0.21)	(0.20)		(0.03)	–

Net asset value, end of period	$12.80		$11.62	$12.52		$10.87	$10.00

TOTAL RETURN	10.15	%(b)	(5.42)%	17.19	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$202,438		$170,934	$119,510		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17	%(c)	0.19%	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.09	%(c)	1.72%	2.46	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover rate	6	%(b)	17%	10	%(b)	11%	0	%(b)

68	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59		$12.49	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(d)	0.18	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.16		(0.88)	1.65		0.73	–

Total gain (loss) from investment operations	1.16		(0.70)	1.83		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.02)	–
Net realized gains	–		(0.02)	–		–	–

Total distributions	–		(0.20)	(0.19)		(0.02)	–

Net asset value, end of period	$12.75		$11.59	$12.49		$10.85	$10.00

TOTAL RETURN	10.01	%(b)	(5.52)%	17.08	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$48,962		$16,233	$11,311		$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32	%(c)	0.34%	0.37	%(c)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	1.50%	2.32	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover rate	6	%(b)	17%	10	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.09%, 0.08% and 0.09%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	69

Financial highlights

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.50		$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.16	0.16		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.15		(0.86)	1.65		0.71	–

Total gain (loss) from investment operations	1.14		(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.09)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.09)	–

Net asset value, end of period	$12.64		$11.50	$12.39		$10.77	$10.00

TOTAL RETURN	9.91	%(b)	(5.56)%	16.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,878		$2,967	$596		$325	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.55	%(c)	0.64%	0.70	%(c)	1.53%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.16	)%(c)	1.39%	1.99	%(c)	1.46%	(0.35	)%(c)
Portfolio turnover rate	12	%(b)	25%	11	%(b)	10%	0	%(b)

70	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54		$12.42	$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.19	0.19		0.09	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.16		(0.87)	1.64		0.80	–

Total gain (loss) from investment operations	1.17		(0.68)	1.83		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.20)		(0.10)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.20)		(0.10)	–

Net asset value, end of period	$12.71		$11.54	$12.42		$10.79	$10.00

TOTAL RETURN	10.14	%(b)	(5.36)%	17.13	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$62,211		$45,913	$28,529		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.24	%(c)	0.34%	0.35	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.09	%(c)	1.67%	2.42	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover rate	12	%(b)	25%	11	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	71

Financial highlights	concluded

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52		$12.40	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(d)	0.17	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.15		(0.86)	1.63		0.71	–

Total gain (loss) from investment operations	1.15		(0.69)	1.81		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.09)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.09)	–

Net asset value, end of period	$12.67		$11.52	$12.40		$10.78	$10.00

TOTAL RETURN	9.98	%(b)	(5.46)%	17.01	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$34,409		$7,202	$4,521		$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.49%	0.51	%(c)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.05	)%(c)	1.49%	2.25	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover rate	12	%(b)	25%	11	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.09%, 0.08% and 0.09%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

72	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.49		$12.38	$10.76		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.16	0.17		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.15		(0.86)	1.64		0.71	–

Total gain (loss) from investment operations	1.14		(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.19)		(0.10)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.19)		(0.10)	–

Net asset value, end of period	$12.63		$11.49	$12.38		$10.76	$10.00

TOTAL RETURN	9.92	%(b)	(5.57)%	17.01	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,631		$1,692	$404		$286	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.62	%(c)	0.75%	0.80	%(c)	1.80%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.16	)%(c)	1.35%	2.14	%(c)	1.49%	(0.35	)%(c)
Portfolio turnover rate	12	%(b)	30%	12	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	73

Financial highlights	continued

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54		$12.42	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.20	0.18		0.11	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.15		(0.88)	1.66		0.78	–

Total gain (loss) from investment operations	1.16		(0.68)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	–		(0.19)	(0.20)		(0.11)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.20)	(0.20)		(0.11)	–

Net asset value, end of period	$12.70		$11.54	$12.42		$10.78	$10.00

TOTAL RETURN	10.05	%(b)	(5.36)%	17.26	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$41,491		$30,943	$19,744		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31	%(c)	0.44%	0.43	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	0.09	%(c)	1.68%	2.35	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover rate	12	%(b)	30%	12	%(b)	11%	0	%(b)

74	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12	05/31/11	†	09/30/10	09/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51		$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(d)	0.17	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.15		(0.86)	1.64		0.71	–

Total gain (loss) from investment operations	1.15		(0.69)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	–		(0.18)	(0.20)		(0.10)	–
Net realized gains	–		(0.01)	–		–	–

Total distributions	–		(0.19)	(0.20)		(0.10)	–

Net asset value, end of period	$12.66		$11.51	$12.39		$10.77	$10.00

TOTAL RETURN	9.99	%(b)	(5.46)%	17.04	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,395		$3,683	$2,458		$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.59%	0.60	%(c)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.05	)%(c)	1.48%	2.27	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover rate	12	%(b)	30%	12	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.09%, 0.08% and 0.09%, respectively.

*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	75

Financial highlights

Lifecycle Index 2055 Fund ▪ For the period or year ended

	Retirement Class						Institutional Class

	11/30/12		05/31/12		05/31/11	*	11/30/12		05/31/12		05/31/11	*

	(unaudited)						(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.17		$9.87		$10.00		$9.18		$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.13		0.00	(d)	0.00	(d)	0.15		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.92		(0.70)		(0.13)		0.92		(0.69)		(0.13)

Total gain (loss) from investment operations	0.91		(0.57)		(0.13)		0.92		(0.54)		(0.13)

Less distributions from:
Net investment income	–		(0.13)		–		–		(0.15)		–
Net realized gain	–		(0.00	)(d)	–		–		(0.00	)(d)	–

Total distributions	–		(0.13)		–		–		(0.15)		–

Net asset value, end of period	$10.08		$9.17		$9.87		$10.10		$9.18		$9.87

TOTAL RETURN	9.92	%(b)	(5.59)%		(1.30	)%(b)	10.02	%(b)	(5.33)%		(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,115		$966		$987		$10,175		$8,376		$7,896
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.08	%(c)	1.46%		9.33	%(c)	0.77	%(c)	1.15%		8.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.35%		0.35	%(c)	0.10	%(c)	0.10%		0.10	%(c)
Ratio of net investment income (loss) to average net assets	(0.16	)%(c)	1.38%		(0.09	)%(c)	0.09	%(c)	1.63%		0.16	%(c)
Portfolio turnover rate	1	%(b)	7%		1	%(b)	1	%(b)	7%		1	%(b)

76	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2055 Fund ▪ For the period or year ended

	Premier Class

	11/30/12		05/31/12		05/31/11*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.17		$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.14		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.92		(0.70)		(0.13)

Total gain (loss) from investment operations	0.92		(0.56)		(0.13)

Less distributions from:
Net investment income	–		(0.14)		–
Net realized gain	–		(0.00	)(d)	–

Total distributions	–		(0.14)		–

Net asset value, end of period	$10.09		$9.17		$9.87

TOTAL RETURN	10.03	%(b)	(5.53)%		(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,578		$986		$987
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.94	%(c)	1.31%		9.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%		0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	1.52%		0.01	%(c)
Portfolio turnover rate	1	%(b)	7%		1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for periods ended November 30, 2012, May 31, 2012, May 31, 2011 was 0.09%.

*	The Fund commenced operations on April 29, 2011.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	77

Notes to financial statements (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

78	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Effective June 1, 2012, the Funds adopted this guidance with no material impact to the Funds’ financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads etc.)

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	79

Notes to financial statements (unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2012, there were no significant transfers between levels by the Funds.

As of November 30, 2012, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.05% for the Retirement Income Fund; 0.04% for the 2010 Fund; 0.03% for the 2015 Fund and 2020 Fund; 0.02% for the 2025 Fund; and 0.01% for the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and the 2055 Fund. These waivers will remain in effect through September 30, 2013. However, this agreement may be terminated before this date with the approval of the Board. Prior to October 1, 2012, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; and 0.01% for the 2020 Fund and 2025 Fund. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and operational oversight services to the Funds.

80	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Under the terms of a Retirement Class Service Agreement with each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that is expected to compensate TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the maximum annual rates of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2013. However, this agreement may be terminated before this date with the approval of the Board.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Funds’ shares owned by affiliates as of November 30, 2012:

Fund	TIAA

Lifecycle Index Retirement Income	24%
Lifecycle Index 2045	5
Lifecycle Index 2050	8
Lifecycle Index 2055	80

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	81

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$7,372,835	$3,746,590	$380,638	$(91)	$78,982	$10,823,230
TIAA-CREF Emerging Markets Equity Index	380,733	177,350	49,510	(7,126)	—	554,802
TIAA-CREF Equity Index	4,354,657	2,112,912	392,316	(5,990)	—	6,480,040
TIAA-CREF Inflation-Linked Bond	1,480,252	737,707	74,183	(214)	20,747	2,169,473
TIAA-CREF International Equity Index	1,064,670	497,010	143,878	(5,709)	—	1,617,039

	$14,653,147	$7,271,569	$1,040,525	$(19,130)	$99,729	$21,644,584

Lifecycle Index 2010
TIAA-CREF Bond Index	$36,579,175	$10,390,745	$1,474,968	$(3,585)	$382,406	$45,892,814
TIAA-CREF Emerging Markets Equity Index	2,515,358	573,412	264,303	(39,054)	—	3,132,111
TIAA-CREF Equity Index	28,774,018	6,736,553	1,902,914	(11,797)	—	36,340,814
TIAA-CREF Inflation-Linked Bond	5,498,823	1,665,885	213,935	(314)	76,057	7,044,084
TIAA-CREF International Equity Index	7,033,112	1,556,378	759,703	(37,207)	—	9,128,923

	$80,400,486	$20,922,973	$4,615,823	$(91,957)	$458,463	$101,538,746

Lifecycle Index 2015
TIAA-CREF Bond Index	$51,530,047	$19,918,420	$1,352,446	$795	$547,988	$70,667,446
TIAA-CREF Emerging Markets Equity Index	4,534,230	1,397,048	377,736	(57,798)	—	6,106,711
TIAA-CREF Equity Index	51,873,954	16,593,332	2,495,313	(33,384)	—	70,854,172
TIAA-CREF Inflation-Linked Bond	6,111,276	2,523,652	156,112	829	84,289	8,589,229
TIAA-CREF International Equity Index	12,679,431	3,867,829	1,102,453	(70,050)	—	17,798,722

	$126,728,938	$44,300,281	$5,484,060	$(159,608)	$632,277	$174,016,280

Lifecycle Index 2020
TIAA-CREF Bond Index	$54,459,629	$25,370,077	$1,278,736	$(742)	$590,413	$79,164,725
TIAA-CREF Emerging Markets Equity Index	6,436,516	2,399,925	428,923	(67,757)	—	9,203,107
TIAA-CREF Equity Index	73,747,498	28,558,704	2,452,888	(46,698)	—	106,859,679
TIAA-CREF Inflation-Linked Bond	4,401,974	2,319,054	95,320	142	60,835	6,710,640
TIAA-CREF International Equity Index	18,007,275	6,760,390	1,348,898	(79,189)	—	26,823,442

	$157,052,892	$65,408,150	$5,604,765	$(194,244)	$651,248	$228,761,593

82	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle Index 2025
TIAA-CREF Bond Index	$41,249,153	$22,169,790	$1,266,410	$(1,526)	$452,655	$62,619,249
TIAA-CREF Emerging Markets Equity Index	6,640,842	2,922,578	449,886	(75,548)	—	9,936,562
TIAA-CREF Equity Index	76,167,211	34,157,189	2,239,292	(57,996)	—	115,290,196
TIAA-CREF Inflation-Linked Bond	1,111,167	933,710	24,070	(20)	15,436	2,046,557
TIAA-CREF International Equity Index	18,573,617	8,080,484	1,234,559	(104,580)	—	28,961,330

	$143,741,990	$68,263,751	$5,214,217	$(239,670)	$468,091	$218,853,894

Lifecycle Index 2030
TIAA-CREF Bond Index	$33,133,138	$15,983,856	$408,468	$569	$363,487	$49,082,854
TIAA-CREF Emerging Markets Equity Index	7,926,601	2,881,894	299,496	(65,709)	—	11,497,680
TIAA-CREF Equity Index	91,179,745	34,429,589	912,529	(11,222)	—	133,404,538
TIAA-CREF International Equity Index	22,164,187	8,049,353	933,011	(143,031)	—	33,511,482

	$154,403,671	$61,344,692	$2,553,504	$(219,393)	$363,487	$227,496,554

Lifecycle Index 2035
TIAA-CREF Bond Index	$19,479,702	$9,686,831	$468,148	$944	$214,212	$28,916,677
TIAA-CREF Emerging Markets Equity Index	8,067,856	3,044,560	323,057	(72,187)	—	11,820,721
TIAA-CREF Equity Index	94,795,777	34,164,989	710,369	(18,556)	—	137,273,288
TIAA-CREF International Equity Index	22,534,533	8,118,870	598,221	(106,860)	—	34,452,716

	$144,877,868	$55,015,250	$2,099,795	$(196,659)	$214,212	$212,463,402

Lifecycle Index 2040
TIAA-CREF Bond Index	$20,144,236	$6,537,890	$929,448	$2,116	$208,306	$25,965,533
TIAA-CREF Emerging Markets Equity Index	11,186,075	2,956,541	389,937	(90,528)	—	15,173,080
TIAA-CREF Equity Index	131,612,674	33,069,461	1,102,004	(27,542)	—	176,048,423
TIAA-CREF International Equity Index	31,251,659	7,957,689	994,191	(172,696)	—	44,223,794

	$194,194,644	$50,521,581	$3,415,580	$(288,650)	$208,306	$261,410,830

Lifecycle Index 2045
TIAA-CREF Bond Index	$5,766,581	$4,316,198	$163,102	$(122)	$66,551	$9,987,017
TIAA-CREF Emerging Markets Equity Index	3,195,248	2,296,883	69,553	(14,450)	—	5,854,692
TIAA-CREF Equity Index	37,682,520	27,086,943	532,941	(15,459)	—	67,929,958
TIAA-CREF International Equity Index	8,946,840	6,425,725	183,902	(20,916)	—	17,064,187

	$55,591,189	$40,125,749	$949,498	$(50,947)	$66,551	$100,835,854

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	83

Notes to financial statements (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifecycle Index 2050
TIAA-CREF Bond Index	$3,739,239	$2,536,045	$67,540	$(120)	$42,686	$6,251,000
TIAA-CREF Emerging Markets Equity Index	2,077,920	1,349,051	42,496	(8,409)	–	3,664,529
TIAA-CREF Equity Index	24,425,781	15,996,988	315,754	(4,885)	–	42,518,258
TIAA-CREF International Equity Index	5,804,102	3,736,556	71,100	(9,410)	–	10,680,703

	$36,047,042	$23,618,640	$496,890	$(22,824)	$42,686	$63,114,490

Lifecycle Index 2055
TIAA-CREF Bond Index	$1,067,942	$244,430	$38,243	$241	$10,831	$1,285,176
TIAA-CREF Emerging Markets Equity Index	593,673	93,681	17,685	(4,806)	–	744,914
TIAA-CREF Equity Index	6,970,868	1,044,467	37,357	(679)	–	8,642,958
TIAA-CREF International Equity Index	1,662,730	220,583	27,360	(7,193)	–	2,171,142

	$10,295,213	$1,603,161	$120,645	$(12,437)	$10,831	$12,844,190

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index Retirement Income	$19,964,602	$1,679,982	$–	$1,679,982
Lifecycle Index 2010	92,472,852	9,065,894	–	9,065,894
Lifecycle Index 2015	159,228,286	14,787,994	–	14,787,994
Lifecycle Index 2020	209,766,697	19,025,147	(30,251)	18,994,896
Lifecycle Index 2025	200,444,388	18,461,277	(51,771)	18,409,506
Lifecycle Index 2030	206,375,199	21,306,489	(185,134)	21,121,355
Lifecycle Index 2035	191,592,769	21,042,405	(171,772)	20,870,633
Lifecycle Index 2040	232,147,411	29,470,801	(207,382)	29,263,419
Lifecycle Index 2045	93,113,213	7,779,550	(56,909)	7,722,641
Lifecycle Index 2050	57,988,713	5,163,387	(37,610)	5,125,777
Lifecycle Index 2055	12,624,569	403,932	(184,311)	219,621

84	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2012 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$7,746,576	$1,515,518
Lifecycle Index 2010	21,968,607	5,658,589
Lifecycle Index 2015	45,993,037	7,172,174
Lifecycle Index 2020	67,633,785	7,824,299
Lifecycle Index 2025	72,146,767	9,062,696
Lifecycle Index 2030	63,046,891	4,254,893
Lifecycle Index 2035	64,562,933	11,626,193
Lifecycle Index 2040	59,300,445	12,194,487
Lifecycle Index 2045	47,348,407	8,161,014
Lifecycle Index 2050	28,524,789	5,389,682
Lifecycle Index 2055	1,603,161	120,645

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012 was as follows:

	2012

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index Retirement Income	$275,340	$3,402	$278,742
Lifecycle Index 2010	1,593,882	2,869	1,596,751
Lifecycle Index 2015	2,217,239	3,604	2,220,843
Lifecycle Index 2020	2,520,040	26,774	2,546,814
Lifecycle Index 2025	2,263,861	2,829	2,266,690
Lifecycle Index 2030	2,403,232	30,070	2,433,302
Lifecycle Index 2035	2,240,785	1,989	2,242,774
Lifecycle Index 2040	3,066,635	45,814	3,112,449
Lifecycle Index 2045	768,654	2,660	771,314
Lifecycle Index 2050	508,811	1,945	510,756
Lifecycle Index 2055	157,031	–	157,031

The tax character of the fiscal year 2013 distribution will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds

TIAA-CREF Lifecycle Index Funds ▪ 2012 Semiannual Report	85

Notes to financial statements	concluded

are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

86	2012 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Semiannual Report

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

November 30, 2012

Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.

•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 17 of this report. You can also obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q

2	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 44 developed and emerging market countries, excluding the United States.

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	3

About the funds’ composite benchmarks

•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense examples that appear in the tables on pages 5 through 8 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012–November 30, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

4	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Expense examples

Six months ended November 30, 2012

Lifestyle Funds Institutional Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Income Fund actual return	$1,000.00	$1,050.69	$0.51	$2.36
5% annual hypothetical return	1,000.00	1,024.57	0.51	2.33

Conservative Fund actual return	$1,000.00	$1,071.60	$0.52	$2.65
5% annual hypothetical return	1,000.00	1,024.57	0.51	2.59

Moderate Fund actual return	$1,000.00	$1,092.71	$0.52	$2.94
5% annual hypothetical return	1,000.00	1,024.57	0.51	2.84

Growth Fund actual return	$1,000.00	$1,109.50	$0.53	$3.07
5% annual hypothetical return	1,000.00	1,024.57	0.51	2.94

Aggressive Growth Fund actual return	$1,000.00	$1,124.39	$0.53	$3.25
5% annual hypothetical return	1,000.00	1,024.57	0.51	3.09

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	5

Important information about expenses

or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.46% for the Income Fund; 0.51% for the Conservative Fund; 0.56% for the Moderate Fund; 0.58% for the Growth Fund; and 0.61% for the Aggressive Growth Fund.

Expense examples

Six months ended November 30, 2012

Lifestyle Funds Retirement Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Income Fund actual return	$1,000.00	$1,048.48	$1.80	$3.65
5% annual hypothetical return	1,000.00	1,023.31	1.78	3.60

Conservative Fund actual return	$1,000.00	$1,070.43	$1.82	$3.94
5% annual hypothetical return	1,000.00	1,023.31	1.78	3.85

Moderate Fund actual return	$1,000.00	$1,091.56	$1.78	$4.19
5% annual hypothetical return	1,000.00	1,023.36	1.72	4.05

Growth Fund actual return	$1,000.00	$1,108.63	$1.80	$4.33
5% annual hypothetical return	1,000.00	1,023.36	1.72	4.15

Aggressive Growth Fund actual return	$1,000.00	$1,123.54	$1.81	$4.52
5% annual hypothetical return	1,000.00	1,023.36	1.72	4.31

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.34% for the Moderate, Growth and Aggressive Growth Funds; and 0.35% for the Income and Conservative Funds for the Retirement Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.71% for the Income Fund; 0.76% for the Conservative Fund; 0.80% for the Moderate Fund; 0.82% for the Growth Fund; and 0.85% for the Aggressive Growth Fund.

6	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2012

Lifestyle Funds Retail Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Income Fund actual return	$1,000.00	$1,049.38	$1.85	$3.70
5% annual hypothetical return	1,000.00	1,023.26	1.83	3.65

Conservative Fund actual return	$1,000.00	$1,070.37	$1.97	$4.10
5% annual hypothetical return	1,000.00	1,023.16	1.93	4.00

Moderate Fund actual return	$1,000.00	$1,091.38	$1.99	$4.40
5% annual hypothetical return	1,000.00	1,023.16	1.93	4.26

Growth Fund actual return	$1,000.00	$1,107.66	$2.01	$4.54
5% annual hypothetical return	1,000.00	1,023.16	1.93	4.36

Aggressive Growth Fund actual return	$1,000.00	$1,123.66	$2.13	$4.84
5% annual hypothetical return	1,000.00	1,023.06	2.03	4.61

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.36% for the Income Fund; 0.38% for the Conservative, Moderate and Growth Funds; and 0.40% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.72% for the Income Fund; 0.79% for the Conservative Fund; 0.84% for the Moderate Fund; 0.86% for the Growth Fund; and 0.91% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	7

Important information about expenses	concluded

Expense examples

Six months ended November 30, 2012

Lifestyle Funds Premier Class	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period* (6/1/12-11/30/12)	Effective expenses paid during period† (6/1/12-11/30/12)

Income Fund actual return	$1,000.00	$1,050.04	$1.18	$3.03
5% annual hypothetical return	1,000.00	1,023.92	1.17	2.99

Conservative Fund actual return	$1,000.00	$1,070.92	$1.25	$3.37
5% annual hypothetical return	1,000.00	1,023.87	1.22	3.29

Moderate Fund actual return	$1,000.00	$1,091.05	$1.21	$3.62
5% annual hypothetical return	1,000.00	1,023.92	1.17	3.50

Growth Fund actual return	$1,000.00	$1,108.53	$1.27	$3.81
5% annual hypothetical return	1,000.00	1,023.87	1.22	3.65

Aggressive Growth Fund actual return	$1,000.00	$1,124.51	$1.22	$3.94
5% annual hypothetical return	1,000.00	1,023.92	1.17	3.75

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.23% for the Income, Moderate and Aggressive Growth Funds; and 0.24% for the Conservative and Growth Funds for the Premier Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.59% for the Income Fund; 0.65% for the Conservative Fund; 0.69% for the Moderate Fund; 0.72% for the Growth Fund; and 0.74% for the Aggressive Growth Fund.

8	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2012

All five TIAA-CREF Lifestyle Funds achieved substantial gains for the period and outperformed their respective composite benchmarks. Returns for the Institutional Class ranged from 5.07% for the Income Fund to 12.44% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

          The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 1.04 percentage points for the Aggressive Growth Fund to 1.69 points for the Moderate Fund. (All results are for the Institutional Class.)

Despite slow growth, global stocks surge upward

At the end of November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.5% in the third quarter of 2012, on a year-over-year basis, adjusted for inflation.

          This reflected an improved housing market and increased consumer spending. Reduced government spending and persistently high unemployment continued to hamper growth, which remained well below the pace of a more typical recovery. There were signs of slowing growth elsewhere, too, particularly in Europe and China.

          Nonetheless, global stock markets performed very well for the six-month period. The Russell 3000® Index, which measures the broad U.S. stock market, gained 9.33%. Foreign stocks did even better; the MSCI All Country World ex USA Index, which measures stock performance in 44 developed and emerging market nations excluding the United States, rose 16.35%.

In both the United States and Europe, investors were encouraged by signs that central banks were taking additional steps to promote growth and ensure liquidity in the credit markets.

          Yields on 10-year U.S. Treasury securities inched up, from 1.59% at the end of May to 1.62% at the end of November, but inflationary pressures were also low. The Barclays U.S. Aggregate Bond Index, which measures the broad domestic market for investment-grade, fixed-rate bonds, returned 1.99% for the period. Short-term bonds, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index, earned 1.16%.

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	9

Investment results of the Lifestyle Funds

Stock market gains drive the funds’ performance

All five Lifestyle Funds posted solid results for the six-month period, and two achieved double-digit gains, helped by the global stock market rally. Those funds with greater exposure to stocks performed better during the period.

          The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

          For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by strong gains from both the international equity and U.S. equity sectors. In contrast, results were constrained by the more modest returns from the fixed-income and short-term fixed-income sectors.

Strong results from the underlying funds lift returns higher

The five Lifestyle Funds outperformed their respective composite benchmarks primarily because of strong relative performance in the international equity and fixed-income sectors. Secondarily, the Lifestyle Funds initiated small tactical asset allocation positions during the reporting period, and these made additional contributions to relative performance.

          The largest contribution in the international equity sector came from the International Equity Fund, which outperformed its own benchmark (the MSCI EAFE Index) by more than six percentage points. The Large-Cap Growth Fund provided outperformance in the U.S. equity sector; this had a particularly strong effect in the Growth and Aggressive Growth funds, with their larger allocations to that underlying fund.

          In the fixed-income sector, the Bond Plus Fund made sizable contributions to the relative performance of all of the Lifestyle Funds, except for the Aggressive Growth Fund, which typically does not invest in bond-based funds. The Bond and Short-Term Bond funds boosted the relative performance of the Income and Conservative funds.

10	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Tactical positions give funds an extra boost

Tactical asset allocations further aided relative performance during the period. The funds increased their exposure to the international equity market sector and decreased it within the U.S. equity market sector. In the fixed-income market sector, the Lifestyle Funds increased their positions in the high-yield market, while reducing their positions in the broader bond market.

          At the end of November, each of the Lifestyle Funds continued to have slightly more exposure to the international equity market sector and less to the U.S. equity market sector. This included a new position in the Global Natural Resources Fund. The funds’ international equity overweight was based on attractive valuations, our positive economic outlook and improving investor sentiment.

          In the fixed-income market sector, the funds remained slightly overweighted in the high-yield market at the expense of the broader market. This overweight position was based on our view of the prospects for more attractive risk-adjusted returns in high yield at this stage of the economic cycle, compared with the mix of U.S. Treasury securities, corporate bonds and other fixed-income investments held by the Bond or the Bond Plus funds.

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	11

Lifestyle Income Fund

Performance as of November 30, 2012

		Total return

Lifestyle Income Fund	Inception date	6 months	since inception

Institutional Class	12/9/2011	5.07%	8.17%
Retirement Class	12/9/2011	4.85	7.86
Retail Class	12/9/2011	4.94	7.81
Premier Class	12/9/2011	5.00	8.06

Lifestyle Income Fund Composite Index*	—	3.50	5.87	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	13.3%
International equity	6.8
Fixed income
Fixed income	39.9
Short-term fixed income	39.9

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

12	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Performance as of November 30, 2012

		Total return

Lifestyle Conservative Fund	Inception date	6 months	since inception

Institutional Class	12/9/2011	7.16%	10.78%
Retirement Class	12/9/2011	7.04	10.47
Retail Class	12/9/2011	7.04	10.42
Premier Class	12/9/2011	7.09	10.56

Lifestyle Conservative Fund Composite Index*	—	5.52	8.29	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	1.99	5.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	27.2%
International equity	12.9
Fixed income
Fixed income	39.9
Short-term fixed income	20.0

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	13

Lifestyle Moderate Fund

Performance as of November 30, 2012

		Total return

Lifestyle Moderate Fund	Inception date	6 months	since inception

Institutional Class	12/9/2011	9.27%	13.31%
Retirement Class	12/9/2011	9.16	13.00
Retail Class	12/9/2011	9.14	12.94
Premier Class	12/9/2011	9.11	13.09

Lifestyle Moderate Fund Composite Index*	—	7.58	10.71	†

Broad market index
Russell 3000® Index	—	9.33	15.21	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	41.1%
International equity	18.9
Fixed income	40.0

Total	100.0

Target allocation

14	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Performance as of November 30, 2012

		Total return

Lifestyle Growth Fund	Inception date	6 months	since inception

Institutional Class	12/9/2011	10.95%	14.55%
Retirement Class	12/9/2011	10.86	14.33
Retail Class	12/9/2011	10.77	14.22
Premier Class	12/9/2011	10.85	14.44

Lifestyle Growth Fund Composite Index*	—	9.48	12.48	†

Broad market index
Russell 3000® Index	—	9.33	15.21	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	55.2%
International equity	24.9
Fixed income	19.9

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	15

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2012

		Total return

Lifestyle Aggressive Growth Fund	Inception date	6 months	since inception

Institutional Class	12/9/2011	12.44%	15.70%
Retirement Class	12/9/2011	12.35	15.50
Retail Class	12/9/2011	12.37	15.40
Premier Class	12/9/2011	12.45	15.60

Lifestyle Aggressive Growth Fund
Composite Index*	—	11.40	14.20	†

Broad market index
Russell 3000® Index	—	9.33	15.21	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on November 30, 2012, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	69.1%
International equity	30.9

Total	100.0

Target allocation

16	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Portfolio of investments (unaudited)

Lifestyle Income Fund ▪ November 30, 2012

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
256,428	TIAA-CREF Bond Fund	$2,818,146	18.0%
285,579	TIAA-CREF Bond Plus Fund	3,129,943	19.9
30,524	TIAA-CREF High-Yield Fund	315,310	2.0

		6,263,399	39.9

INTERNATIONAL EQUITY
28,552	TIAA-CREF Emerging Markets Equity Fund	302,939	1.9
18,865	TIAA-CREF Enhanced International Equity Index Fund	132,246	0.8
3,995	TIAA-CREF Global Natural Resources Fund	40,432	0.3
63,242	TIAA-CREF International Equity Fund	598,270	3.8

		1,073,887	6.8

SHORT-TERM FIXED INCOME
594,679	TIAA-CREF Short-Term Bond Fund	6,267,913	39.9

		6,267,913	39.9

U.S. EQUITY
16,358	TIAA-CREF Enhanced Large-Cap Growth Index Fund	160,140	1.0
19,329	TIAA-CREF Enhanced Large-Cap Value Index Fund	167,387	1.1
43,921	TIAA-CREF Growth & Income Fund	461,610	2.9
44,542	TIAA-CREF Large-Cap Growth Fund	536,736	3.4
39,032	TIAA-CREF Large-Cap Value Fund	554,249	3.5
882	TIAA-CREF Mid-Cap Growth Fund	18,018	0.1
1,266	TIAA-CREF Mid-Cap Value Fund	23,696	0.2
11,205	TIAA-CREF Small-Cap Equity Fund	165,384	1.1

		2,087,220	13.3

	TOTAL TIAA-CREF FUNDS (Cost $14,988,754)	15,692,419	99.9

	TOTAL PORTFOLIO (Cost $14,988,754)	15,692,419	99.9
	OTHER ASSETS & LIABILITIES, NET	23,136	0.1

	NET ASSETS	$15,715,555	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	17

Portfolio of investments (unaudited)

Lifestyle Conservative Fund ▪ November 30, 2012

			% of net
Shares	Company	Value	assets

TIAA-CREF FUNDS (a)
FIXED INCOME
142,593	TIAA-CREF Bond Fund	$1,567,101	8.0%
536,373	TIAA-CREF Bond Plus Fund	5,878,652	29.9
38,190	TIAA-CREF High-Yield Fund	394,500	2.0

		7,840,253	39.9

INTERNATIONAL EQUITY
61,941	TIAA-CREF Emerging Markets Equity Fund	657,189	3.3
75,868	TIAA-CREF Enhanced International Equity Index Fund	531,833	2.7
4,999	TIAA-CREF Global Natural Resources Fund	50,592	0.3
136,328	TIAA-CREF International Equity Fund	1,289,666	6.6

		2,529,280	12.9

SHORT-TERM FIXED INCOME
372,181	TIAA-CREF Short-Term Bond Fund	3,922,786	20.0

		3,922,786	20.0

U.S. EQUITY
45,966	TIAA-CREF Enhanced Large-Cap Growth Index Fund	450,008	2.3
54,004	TIAA-CREF Enhanced Large-Cap Value Index Fund	467,678	2.4
109,501	TIAA-CREF Growth & Income Fund	1,150,858	5.8
110,976	TIAA-CREF Large-Cap Growth Fund	1,337,263	6.8
97,090	TIAA-CREF Large-Cap Value Fund	1,378,672	7.0
3,448	TIAA-CREF Mid-Cap Growth Fund	70,448	0.4
4,497	TIAA-CREF Mid-Cap Value Fund	84,137	0.4
27,961	TIAA-CREF Small-Cap Equity Fund	412,710	2.1

		5,351,774	27.2

	TOTAL TIAA-CREF FUNDS (Cost $18,491,726)	19,644,093	100.0

	TOTAL PORTFOLIO (Cost $18,491,726)	19,644,093	100.0
	OTHER ASSETS & LIABILITIES, NET	2,013	0.0

	NET ASSETS	$19,646,106	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

18	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Moderate Fund ▪ November 30, 2012

			% of net
Shares	Company	Value	assets

TIAA-CREF FUNDS (a)
FIXED INCOME
675,703	TIAA-CREF Bond Plus Fund	$7,405,701	38.0%
37,959	TIAA-CREF High-Yield Fund	392,114	2.0

		7,797,815	40.0

INTERNATIONAL EQUITY
87,431	TIAA-CREF Emerging Markets Equity Fund	927,638	4.8
126,572	TIAA-CREF Enhanced International Equity Index Fund	887,269	4.5
4,949	TIAA-CREF Global Natural Resources Fund	50,086	0.3
192,361	TIAA-CREF International Equity Fund	1,819,734	9.3

		3,684,727	18.9

U.S. EQUITY
70,743	TIAA-CREF Enhanced Large-Cap Growth Index Fund	692,576	3.5
83,000	TIAA-CREF Enhanced Large-Cap Value Index Fund	718,776	3.7
162,741	TIAA-CREF Growth & Income Fund	1,710,411	8.8
165,009	TIAA-CREF Large-Cap Growth Fund	1,988,363	10.2
144,449	TIAA-CREF Large-Cap Value Fund	2,051,172	10.5
5,707	TIAA-CREF Mid-Cap Growth Fund	116,592	0.6
7,328	TIAA-CREF Mid-Cap Value Fund	137,100	0.7
41,567	TIAA-CREF Small-Cap Equity Fund	613,533	3.1

		8,028,523	41.1

	TOTAL TIAA-CREF FUNDS (Cost $18,029,196)	19,511,065	100.0

	TOTAL PORTFOLIO (Cost $18,029,196)	19,511,065	100.0
	OTHER ASSETS & LIABILITIES, NET	8,652	0.0

	NET ASSETS	$19,519,717	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	19

Portfolio of investments (unaudited)

Lifestyle Growth Fund ▪ November 30, 2012

			% of net
Shares	Company	Value	assets

TIAA-CREF FUNDS (a)
FIXED INCOME
250,489	TIAA-CREF Bond Plus Fund	$2,745,359	17.9%
29,792	TIAA-CREF High-Yield Fund	307,747	2.0

		3,053,106	19.9

INTERNATIONAL EQUITY
89,354	TIAA-CREF Emerging Markets Equity Fund	948,051	6.2
140,175	TIAA-CREF Enhanced International Equity Index Fund	982,628	6.4
3,904	TIAA-CREF Global Natural Resources Fund	39,505	0.2
196,341	TIAA-CREF International Equity Fund	1,857,390	12.1

		3,827,574	24.9

U.S. EQUITY
75,565	TIAA-CREF Enhanced Large-Cap Growth Index Fund	739,785	4.8
88,615	TIAA-CREF Enhanced Large-Cap Value Index Fund	767,403	5.0
170,744	TIAA-CREF Growth & Income Fund	1,794,523	11.7
173,046	TIAA-CREF Large-Cap Growth Fund	2,085,205	13.6
151,391	TIAA-CREF Large-Cap Value Fund	2,149,758	14.0
6,314	TIAA-CREF Mid-Cap Growth Fund	128,994	0.9
8,032	TIAA-CREF Mid-Cap Value Fund	150,285	1.0
43,601	TIAA-CREF Small-Cap Equity Fund	643,548	4.2

		8,459,501	55.2

	TOTAL TIAA-CREF FUNDS (Cost $13,788,466)	15,340,181	100.0

	TOTAL PORTFOLIO (Cost $13,788,466)	15,340,181	100.0
	OTHER ASSETS & LIABILITIES, NET	(6,238)	0.0

	NET ASSETS	$15,333,943	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund ▪ November 30, 2012

			% of net
Shares	Company	Value	assets

TIAA-CREF FUNDS (a)
INTERNATIONAL EQUITY
106,334	TIAA-CREF Emerging Markets Equity Fund	$1,128,206	7.6%
174,845	TIAA-CREF Enhanced International Equity Index Fund	1,225,664	8.2
3,768	TIAA-CREF Global Natural Resources Fund	38,129	0.3
233,592	TIAA-CREF International Equity Fund	2,209,779	14.8

		4,601,778	30.9

U.S. EQUITY
92,499	TIAA-CREF Enhanced Large-Cap Growth Index Fund	905,561	6.1
108,360	TIAA-CREF Enhanced Large-Cap Value Index Fund	938,394	6.3
206,939	TIAA-CREF Growth & Income Fund	2,174,924	14.6
209,443	TIAA-CREF Large-Cap Growth Fund	2,523,785	17.0
183,400	TIAA-CREF Large-Cap Value Fund	2,604,282	17.5
7,865	TIAA-CREF Mid-Cap Growth Fund	160,673	1.1
9,977	TIAA-CREF Mid-Cap Value Fund	186,665	1.3
52,834	TIAA-CREF Small-Cap Equity Fund	779,826	5.2

		10,274,110	69.1

	TOTAL TIAA-CREF FUNDS (Cost $13,129,407)	14,875,888	100.0

	TOTAL PORTFOLIO (Cost $13,129,407)	14,875,888	100.0
	OTHER ASSETS & LIABILITIES, NET	1,502	0.0

	NET ASSETS	$14,877,390	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	21

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds ▪ November 30, 2012

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value*	$15,692,419	$19,644,093	$19,511,065	$15,340,181	$14,875,888
Cash	20,658	61,641	70,060	16,103	22,374
Receivable from Fund shares sold	25,329	3,447	10,094	876	5,225
Dividends and interest receivable	23,760	24,426	19,711	8,237	—
Due from affiliates	1,043	1,061	1,062	982	1,000
Other	73	83	85	80	79

Total assets	15,763,282	19,734,751	19,612,077	15,366,459	14,904,566

LIABILITIES
Management fees payable	129	160	159	125	121
Service agreement fees payable	106	115	130	112	122
Distribution fees payable	1,807	2,374	2,225	1,604	1,427
Due to affiliates	37	51	51	75	70
Payable for securities transactions	35,250	75,250	79,250	16,250	14,334
Payable for Fund shares redeemed	—	400	—	—	—
Accrued expenses and other payables	10,398	10,295	10,545	14,350	11,102

Total liabilities	47,727	88,645	92,360	32,516	27,176

NET ASSETS	$15,715,555	$19,646,106	$19,519,717	$15,333,943	$14,877,390

NET ASSETS CONSIST OF:
Paid-in-capital	$14,950,516	$18,440,529	$18,028,025	$13,735,756	$13,159,584
Undistributed net investment income (loss)	38,800	37,374	28,795	51,441	(18,778)
Accumulated net realized gain (loss) on total investments	22,574	15,836	(18,972)	(4,969)	(9,897)
Net unrealized appreciation (depreciation) on total investments	703,665	1,152,367	1,481,869	1,551,715	1,746,481

NET ASSETS	$15,715,555	$19,646,106	$19,519,717	$15,333,943	$14,877,390

INSTITUTIONAL CLASS:
Net assets	$1,099,526	$1,109,044	$1,171,282	$1,221,154	$1,241,402
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	103,054	101,328	104,416	106,630	107,250

Net asset value per share	$10.67	$10.95	$11.22	$11.45	$11.57

RETIREMENT CLASS:
Net assets	$5,195,897	$5,683,456	$6,363,510	$5,492,470	$5,964,300
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	487,250	519,530	567,599	480,682	516,538

Net asset value per share	$10.66	$10.94	$11.21	$11.43	$11.55

RETAIL CLASS:
Net assets	$8,266,029	$11,220,150	$10,837,898	$7,457,122	$6,492,158
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	775,267	1,025,841	966,868	653,057	562,735

Net asset value per share	$10.66	$10.94	$11.21	$11.42	$11.54

PREMIER CLASS:
Net assets	$1,154,103	$1,633,456	$1,147,027	$1,163,197	$1,179,530
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	108,202	149,274	102,285	101,703	102,048

Net asset value per share	$10.67	$10.94	$11.21	$11.44	$11.56

* Affiliated investments, cost	$14,988,754	$18,491,726	$18,029,196	$13,788,466	$13,129,407

22	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	23

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds ▪ For the period ended November 30, 2012

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$122,483	$127,344	$107,060	$53,068	$12,967

Total income	122,483	127,344	107,060	53,068	12,967

EXPENSES
Management fees	6,743	8,005	7,857	6,706	6,623
Distribution fees – Retail Class	8,398	10,539	10,359	7,832	7,266
Distribution fees – Premier Class	835	1,188	828	838	842
Fund administration fees	359	469	464	411	402
Custody and accounting fees	8,913	8,973	8,934	8,876	8,838
Audit fees	10,449	10,449	10,451	10,451	10,449
Legal fees	71	76	77	76	75
Shareholder reports	9,586	9,955	10,207	9,532	9,286
Shareholder servicing – Institutional Class	21	21	21	21	21
Shareholder servicing – Retirement Class	5,667	6,076	6,458	6,090	6,437
Shareholder servicing – Retail Class	521	1,185	1,555	1,229	1,528
Shareholder servicing – Premier Class	14	24	13	23	14
Trustee fees and expenses	55	83	83	59	58
Compliance fees	168	176	178	182	179
Registration fees	28,289	28,289	28,289	24,681	27,331
Other expenses	3,016	3,076	3,255	3,068	3,034

Total expenses	83,105	88,584	89,029	80,075	82,383
Less: Expenses reimbursed by the investment adviser	(61,088)	(61,809)	(62,707)	(57,781)	(59,957)

Net expenses	22,017	26,775	26,322	22,294	22,426

Net investment income (loss)	100,466	100,569	80,738	30,774	(9,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	6,498	4,663	(17,013)	(5,830)	(11,088)
Realized gain (loss) from sale of unaffiliated investments	861	(1,109)	(4,890)	2,725	(462)

Net realized gain (loss) from investments	7,359	3,554	(21,903)	(3,105)	(11,550)

Net change in unrealized appreciation (depreciation) from affiliated investments	517,383	940,108	1,258,496	1,296,798	1,524,085

Net realized and unrealized gain (loss) from investments	524,742	943,662	1,236,593	1,293,693	1,512,535

Net increase (decrease) in net assets from operations	$625,208	$1,044,231	$1,317,331	$1,324,467	$1,503,076

24	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	25

Statements of changes in net assets

TIAA-CREF Lifestyle Funds ▪ For the period ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund

		November 30, 2012	For the period December 9, 2011 to May 31, 2012	November 30, 2012	For the period December 9, 2011 to May 31, 2012	November 30, 2012	For the period December 9, 2011 to May 31, 2012

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$100,466	$76,773	$100,569	$67,659	$80,738	$54,668
Net realized gain (loss) from investments		7,359	15,215	3,554	12,282	(21,903)	2,931
Net change in unrealized appreciation (depreciation) from affiliated investments		517,383	186,282	940,108	212,259	1,258,496	223,373

Net increase (decrease) in net assets from operations		625,208	278,270	1,044,231	292,200	1,317,331	280,972

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(8,768)	(5,567)	(7,497)	(4,887)	(6,568)	(4,071)
	Retirement Class	(31,670)	(19,118)	(27,846)	(16,359)	(24,607)	(13,263)
	Retail Class	(44,383)	(18,188)	(46,536)	(16,460)	(37,744)	(13,875)
	Premier Class	(8,523)	(5,099)	(9,875)	(4,414)	(5,917)	(3,592)

Total distributions		(93,344)	(47,972)	(91,754)	(42,120)	(74,836)	(34,801)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	17,763	1,000,000	1,695	1,000,000	38,026	1,000,000
	Retirement Class	1,114,067	4,013,558	1,217,610	4,061,070	2,167,451	4,106,675
	Retail Class	3,574,526	4,900,266	5,386,516	6,198,492	4,553,293	6,665,965
	Premier Class	35,287	1,036,658	32,968	1,481,532	15,049	1,000,000
Reinvestments of distributions:	Institutional Class	8,768	5,567	7,497	4,887	6,568	4,071
	Retirement Class	31,670	19,118	27,846	16,359	24,607	13,263
	Retail Class	43,658	17,841	43,791	15,682	37,030	13,875
	Premier Class	8,523	5,099	9,875	4,414	5,917	3,592
Redemptions:	Institutional Class	–	–	–	–	–	–
	Retirement Class	(259,420)	(535)	(46,488)	(26)	(489,683)	(2,034)
	Retail Class	(592,125)	(26,896)	(327,169)	(680,725)	(1,045,806)	(86,808)
	Premier Class	–	–	(12,277)	–	–	–

Net increase (decrease) from shareholder transactions		3,982,717	10,970,676	6,341,864	12,101,685	5,312,452	12,718,599

Net increase (decrease) in net assets		4,514,581	11,200,974	7,294,341	12,351,765	6,554,947	12,964,770

NET ASSETS
Beginning of period		11,200,974	–	12,351,765	–	12,964,770	–

End of period		$15,715,555	$11,200,974	$19,646,106	$12,351,765	$19,519,717	$12,964,770

Undistributed net investment income (loss) included in net assets		$38,800	$31,678	$37,374	$28,559	$28,795	$22,893

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,673	100,000	157	100,000	3,428	100,000
	Retirement Class	105,994	401,324	113,822	405,833	198,015	410,088
	Retail Class	340,823	487,384	505,003	609,617	418,843	650,951
	Premier Class	3,317	103,573	3,107	145,950	1,402	100,000
Shares reinvested:	Institutional Class	839	542	704	467	606	382
	Retirement Class	3,031	1,861	2,614	1,563	2,266	1,247
	Retail Class	4,170	1,736	4,103	1,497	3,411	1,298
	Premier Class	816	496	928	422	546	337
Shares redeemed:	Institutional Class	–	–	–	–	–	–
	Retirement Class	(24,908)	(52)	(4,299)	(3)	(43,829)	(188)
	Retail Class	(56,242)	(2,604)	(30,331)	(64,048)	(99,512)	(8,123)
	Premier Class	–	–	(1,133)	–	–	–

Net increase (decrease) from shareholder transactions		379,513	1,094,260	594,675	1,201,298	485,176	1,255,992

26	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	27

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ▪ For the period ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund

		November 30, 2012	For the period December 9, 2011 to May 31, 2012	November 30, 2012	For the period December 9, 2011 to May 31, 2012

		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$30,774	$20,089	$(9,459)	$(13,801)
Net realized gain (loss) from investments		(3,105)	(1,864)	(11,550)	3,153
Net change in unrealized appreciation (depreciation) from affiliated investments		1,296,798	254,917	1,524,085	222,396

Net increase (decrease) in net assets from operations		1,324,467	273,142	1,503,076	211,748

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	–	(414)	–	–
	Retirement Class	–	(1,056)	–	–
	Retail Class	–	(720)	–	–
	Premier Class	–	(324)	–	–

Total distributions		–	(2,514)	–	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	74,914	1,000,000	81,601	1,000,000
	Retirement Class	1,048,417	4,085,535	1,312,228	4,119,906
	Retail Class	1,878,187	5,362,281	1,145,814	5,057,312
	Premier Class	4,931	1,035,257	15,477	1,011,497
Reinvestments of distributions:	Institutional Class	–	414	–	–
	Retirement Class	–	1,056	–	–
	Retail Class	–	720	–	–
	Premier Class	–	324	–	–
Redemptions:	Institutional Class	–	–	–	–
	Retirement Class	(238,290)	(4,945)	(155,918)	–
	Retail Class	(289,119)	(200,573)	(350,781)	(69,770)
	Premier Class	(20,209)	(52)	(3,800)	(1,000)

Net increase (decrease) from shareholder transactions		2,458,831	11,280,017	2,044,621	11,117,945

Net increase (decrease) in net assets		3,783,298	11,550,645	3,547,697	11,329,693

NET ASSETS
Beginning of period		11,550,645	–	11,329,693	–

End of period		$15,333,943	$11,550,645	$14,877,390	$11,329,693

Undistributed net investment income (loss) included in net assets		$51,441	$20,667	$(18,778)	$(9,319)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,587	100,000	7,250	100,000
	Retirement Class	94,826	407,867	119,564	410,987
	Retail Class	170,160	528,041	104,043	496,921
	Premier Class	469	103,206	1,414	101,058
Shares reinvested:	Institutional Class	–	43	–	–
	Retirement Class	–	109	–	–
	Retail Class	–	74	–	–
	Premier Class	–	33	–	–
Shares redeemed:	Institutional Class	–	–	–	–
	Retirement Class	(21,663)	(457)	(14,013)	–
	Retail Class	(26,295)	(18,923)	(31,945)	(6,284)
	Premier Class	(2,000)	(5)	(333)	(91)

Net increase (decrease) from shareholder transactions		222,084	1,119,988	185,980	1,102,591

28	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	29

Financial highlights

Lifestyle Income Fund ▪ For the period ended

	Institutional Class				Retirement Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.24		$10.00		$10.24		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.09		0.08		0.08
Net realized and unrealized gain on total investments	0.43		0.21		0.41		0.21

Total gain from investment operations	0.52		0.30		0.49		0.29

Less distributions from:
Net investment income	(0.09)		(0.06)		(0.07)		(0.05)

Total distributions	(0.09)		(0.06)		(0.07)		(0.05)

Net asset value, end of period	$10.67		$10.24		$10.66		$10.24

TOTAL RETURN	5.07	%(b)	2.95	%(b)	4.85	%(b)	2.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,100		$1,030		$5,196		$4,127
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.01	%(c)	2.98	%(c)	1.25	%(c)	2.83	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10	%(c)	0.35	%(c)	0.35	%(c)
Ratio of net investment income to average net assets	1.72	%(c)	1.81	%(c)	1.48	%(c)	1.56	%(c)
Portfolio turnover rate	12	%(b)	3	%(b)	12	%(b)	3	%(b)

30	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Income Fund ▪ For the period ended

	Retail Class				Premier Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.23		$10.00		$10.24		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.07		0.08		0.08
Net realized and unrealized gain on total investments	0.43		0.20		0.43		0.21

Total gain from investment operations	0.50		0.27		0.51		0.29

Less distributions from:
Net investment income	(0.07)		(0.04)		(0.08)		(0.05)

Total distributions	(0.07)		(0.04)		(0.08)		(0.05)

Net asset value, end of period	$10.66		$10.23		$10.67		$10.24

TOTAL RETURN	4.94	%(b)	2.73	%(b)	5.00	%(b)	2.91	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$8,266		$4,979		$1,154		$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.27	%(c)	2.82	%(c)	1.14	%(c)	3.13	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.36	%(c)	0.48	%(c)	0.23	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	1.46	%(c)	1.43	%(c)	1.59	%(c)	1.66	%(c)
Portfolio turnover rate	12	%(b)	3	%(b)	12	%(b)	3	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ending November 30, 2012 and May 31, 2012 were 0.36% and 0.36%, respectively.

*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	31

Financial highlights

Lifestyle Conservative Fund ▪ For the period ended

	Institutional Class				Retirement Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.29		$10.00		$10.28		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.08		0.07		0.06
Net realized and unrealized gain on total investments	0.65		0.26		0.65		0.26

Total gain from investment operations	0.73		0.34		0.72		0.32

Less distributions from:
Net investment income	(0.07)		(0.05)		(0.06)		(0.04)

Total distributions	(0.07)		(0.05)		(0.06)		(0.04)

Net asset value, end of period	$10.95		$10.29		$10.94		$10.28

TOTAL RETURN	7.16	%(b)	3.38	%(b)	7.04	%(b)	3.20	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,109		$1,033		$5,683		$4,189
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.88	%(c)	2.81	%(c)	1.12	%(c)	2.66	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10	%(c)	0.35	%(c)	0.35	%(c)
Ratio of net investment income to average net assets	1.49	%(c)	1.54	%(c)	1.25	%(c)	1.29	%(c)
Portfolio turnover rate	11	%(b)	17	%(b)	11	%(b)	17	%(b)

32	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Conservative Fund ▪ For the period ended

	Retail Class				Premier Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.28		$10.00		$10.28		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.06		0.07		0.07
Net realized and unrealized gain on total investments	0.66		0.26		0.66		0.25

Total gain from investment operations	0.72		0.32		0.73		0.32

Less distributions from:
Net investment income	(0.06)		(0.04)		(0.07)		(0.04)

Total distributions	(0.06)		(0.04)		(0.07)		(0.04)

Net asset value, end of period	$10.94		$10.28		$10.94		$10.28

TOTAL RETURN	7.04	%(b)	3.16	%(b)	7.09	%(b)	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,220		$5,624		$1,633		$1,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.15	%(c)	2.65	%(c)	1.01	%(c)	2.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.38	%(c)	0.47	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	1.22	%(c)	1.18	%(c)	1.35	%(c)	1.39	%(c)
Portfolio turnover rate	11	%(b)	17	%(b)	11	%(b)	17	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ending November 30, 2012 and May 31, 2012 were 0.41% and 0.41%, respectively.

*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	33

Financial highlights

Lifestyle Moderate Fund ▪ For the period ended

	Institutional Class				Retirement Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.33		$10.00		$10.32		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.06		0.05		0.05
Net realized and unrealized gain on total investments	0.89		0.31		0.89		0.30

Total gain from investment operations	0.96		0.37		0.94		0.35

Less distributions from:
Net investment income	(0.07)		(0.04)		(0.05)		(0.03)

Total distributions	(0.07)		(0.04)		(0.05)		(0.03)

Net asset value, end of period	$11.22		$10.33		$11.21		$10.32

TOTAL RETURN	9.27	%(b)	3.69	%(b)	9.16	%(b)	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,171		$1,037		$6,364		$4,244
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.90	%(c)	2.77	%(c)	1.14	%(c)	2.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10	%(c)	0.34	%(c)	0.35	%(c)
Ratio of net investment income to average net assets	1.26	%(c)	1.28	%(c)	1.03	%(c)	1.03	%(c)
Portfolio turnover rate	16	%(b)	11	%(b)	16	%(b)	11	%(b)

34	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Moderate Fund ▪ For the period ended

	Retail Class				Premier Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32		$10.00		$10.33		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.05		0.05		0.06		0.06
Net realized and unrealized gain on total investments	0.89		0.30		0.88		0.31

Total gain from investment operations	0.94		0.35		0.94		0.37

Less distributions from:
Net investment income	(0.05)		(0.03)		(0.06)		(0.04)

Total distributions	(0.05)		(0.03)		(0.06)		(0.04)

Net asset value, end of period	$11.21		$10.32		$11.21		$10.33

TOTAL RETURN	9.14	%(b)	3.48	%(b)	9.11	%(b)	3.65	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$10,838		$6,648		$1,147		$1,036
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.18	%(c)	2.60	%(c)	1.03	%(c)	2.92	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.38	%(c)	0.46	%(c)	0.23	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	0.99	%(c)	0.92	%(c)	1.13	%(c)	1.13	%(c)
Portfolio turnover rate	16	%(b)	11	%(b)	16	%(b)	11	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ending November 30, 2012 and May 31, 2012 were 0.46% and 0.45%, respectively.

*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	35

Financial highlights

Lifestyle Growth Fund ▪ For the period ended

	Institutional Class				Retirement Class

	11/30/12		5/31/12*		11/30/12		5/31/12*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32		$10.00		$10.31		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.03		0.02		0.02
Net realized and unrealized gain on total investments	1.09		0.29		1.10		0.29

Total gain from investment operations	1.13		0.32		1.12		0.31

Less distributions from:
Net investment income	–		(0.00	)(d)	–		(0.00	)(d)

Total distributions	–		(0.00	)(d)	–		(0.00	)(d)

Net asset value, end of period	$11.45		$10.32		$11.43		$10.31

TOTAL RETURN	10.95	%(b)	3.24	%(b)	10.86	%(b)	3.13	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,221		$1,033		$5,492		$4,203
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.97	%(c)	2.77	%(c)	1.20	%(c)	2.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10	%(c)	0.34	%(c)	0.35	%(c)
Ratio of net investment income to average net assets	0.69	%(c)	0.64	%(c)	0.45	%(c)	0.39	%(c)
Portfolio turnover rate	11	%(b)	7	%(b)	11	%(b)	7	%(b)

36	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Growth Fund ▪ For the period ended

	Retail Class				Premier Class

	11/30/12		5/31/12	*	11/30/12		5/31/12	*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31		$10.00		$10.32		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.02		0.01		0.03		0.02
Net realized and unrealized gain on total investments	1.09		0.30		1.09		0.30

Total gain from investment operations	1.11		0.31		1.12		0.32

Less distributions from:
Net investment income	–		(0.00	)(d)	–		(0.00	)(d)

Total distributions	–		(0.00	)(d)	–		(0.00	)(d)

Net asset value, end of period	$11.42		$10.31		$11.44		$10.32

TOTAL RETURN	10.77	%(b)	3.12	%(b)	10.85	%(b)	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,457		$5,249		$1,163		$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.25	%(c)	2.63	%(c)	1.10	%(c)	2.92	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.38	%(c)	0.48	%(c)	0.24	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	0.41	%(c)	0.27	%(c)	0.56	%(c)	0.49	%(c)
Portfolio turnover rate	11	%(b)	7	%(b)	11	%(b)	7	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ending November 30, 2012 and May 31, 2012 were 0.48% and 0.48%, respectively.

*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	37

Financial highlights

Lifestyle Aggressive Growth Fund ▪ For the period ended

	Institutional Class				Retirement Class

	11/30/12		5/31/12	*	11/30/12		5/31/12	*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.29		$10.00		$10.28		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.01		0.00	(d)	(0.01)		(0.01)
Net realized and unrealized gain on total investments	1.27		0.29		1.28		0.29

Total gain from investment operations	1.28		0.29		1.27		0.28

Less distributions from:
Net investment income	–		–		–		–

Total distributions	–		–		–		–

Net asset value, end of period	$11.57		$10.29		$11.55		$10.28

TOTAL RETURN	12.44	%(b)	2.90	%(b)	12.35	%(b)	2.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,241		$1,029		$5,964		$4,224
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.01	%(c)	2.79	%(c)	1.25	%(c)	2.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.10	%(c)	0.34	%(c)	0.35	%(c)
Ratio of net investment income to average net assets	0.10	%(c)	0.01	%(c)	(0.15	)%(c)	(0.24	)%(c)
Portfolio turnover rate	9	%(b)	2	%(b)	9	%(b)	2	%(b)

38	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Aggressive Growth Fund ▪ For the period ended

	Retail Class				Premier Class

	11/30/12		5/31/12	*	11/30/12		5/31/12	*

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.27		$10.00		$10.28		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		(0.02)		0.00	(d)	(0.01)
Net realized and unrealized gain on total investments	1.28		0.29		1.28		0.29

Total gain from investment operations	1.27		0.27		1.28		0.28

Less distributions from:
Net investment income	–		–		–		–

Total distributions	–		–		–		–

Net asset value, end of period	$11.54		$10.27		$11.56		$10.28

TOTAL RETURN	12.37	%(b)	2.70	%(b)	12.45	%(b)	2.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,492		$5,039		$1,180		$1,038
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.31	%(c)	2.66	%(c)	1.14	%(c)	2.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.40	%(c)	0.49	%(c)	0.23	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	(0.20	)%(c)	(0.37	)%(c)	(0.04	)%(c)	(0.14	)%(c)
Portfolio turnover rate	9	%(b)	2	%(b)	9	%(b)	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ending November 30, 2012 and May 31, 2012 were 0.51% and 0.51%, respectively.

*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	39

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

40	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

Income taxes: Each fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Effective June 1, 2012, the Funds adopted this guidance with no material impact to the Fund’s financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	41

Notes to financial statements (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2012, there were no transfers between levels by the Funds.

As of November 30, 2012, all of the investments in the Lifestyle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that is expected to compensate TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the maximum annual rates of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

42	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.49% of average daily net assets for the Retail Class shares; 0.35% of average daily net assets for the Retirement Class shares; 0.25% of average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2012:

Fund	TIAA

Lifestyle Income	69%
Lifestyle Conservative	56
Lifestyle Moderate	58
Lifestyle Growth	75
Lifestyle Aggressive Growth	78

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifestyle Income
TIAA-CREF Bond	$2,257,836	$753,507	$262,527	$(354)	$32,426	$2,818,146
TIAA-CREF Bond Plus	2,255,725	923,596	121,205	32	41,219	3,129,943
TIAA-CREF Emerging Markets Equity	159,376	138,152	24,153	(1,078)	–	302,939
TIAA-CREF Enhanced International Equity Index	200,357	61,373	160,187	5,584	–	132,246
TIAA-CREF Enhanced Large-Cap Growth Index	145,307	53,465	48,069	1,374	–	160,140
TIAA-CREF Enhanced Large-Cap Value Index	140,011	57,885	45,335	1,490	–	167,387
TIAA-CREF Global Natural Resources	–	40,818	956	22	–	40,432
TIAA-CREF Growth & Income	324,254	145,223	37,208	(636)	2,626	461,610
TIAA-CREF High-Yield	–	317,079	4,006	(37)	3,891	315,310
TIAA-CREF International Equity	299,413	245,366	47,604	(1,175)	–	598,270
TIAA-CREF Large-Cap Growth	388,265	158,946	51,211	(718)	–	536,736
TIAA-CREF Large-Cap Value	373,279	172,937	38,776	(428)	–	554,249
TIAA-CREF Mid-Cap Growth	28,522	7,198	19,658	1,441	–	18,018
TIAA-CREF Mid-Cap Value	28,581	10,796	17,979	1,198	–	23,696
TIAA-CREF Short-Term Bond	4,482,668	1,960,487	239,164	2	42,321	6,267,913
TIAA-CREF Small-Cap Equity	118,978	52,490	15,314	(219)	–	165,384

	$11,202,572	$5,099,318	$1,133,352	$6,498	$122,483	$15,692,419

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	43

Notes to financial statements (unaudited)

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifestyle Conservative
TIAA-CREF Bond	$1,243,794	$521,699	$238,841	$860	$18,250	$1,567,101
TIAA-CREF Bond Plus	3,726,989	2,095,832	73,037	(131)	73,220	5,878,652
TIAA-CREF Emerging Markets Equity	353,591	260,881	21,904	(442)	–	657,189
TIAA-CREF Enhanced International Equity Index	444,444	172,833	167,674	4,188	–	531,833
TIAA-CREF Enhanced Large-Cap Growth Index	321,666	149,524	43,629	(137)	–	450,008
TIAA-CREF Enhanced Large-Cap Value Index	310,067	166,682	44,733	669	–	467,678
TIAA-CREF Global Natural Resources	–	50,975	991	(2)	–	50,592
TIAA-CREF Growth & Income	718,002	382,078	18,949	(184)	6,177	1,150,858
TIAA-CREF High-Yield	–	394,004	2,256	–	4,641	394,500
TIAA-CREF International Equity	663,840	470,232	63,239	(310)	–	1,289,666
TIAA-CREF Large-Cap Growth	859,601	414,472	33,735	(456)	–	1,337,263
TIAA-CREF Large-Cap Value	826,716	470,902	29,455	(179)	–	1,378,672
TIAA-CREF Mid-Cap Growth	63,129	23,049	20,884	583	–	70,448
TIAA-CREF Mid-Cap Value	63,329	35,232	20,288	449	–	84,137
TIAA-CREF Short-Term Bond	2,480,542	1,438,830	35,035	(24)	25,056	3,922,786
TIAA-CREF Small-Cap Equity	263,426	136,483	8,871	(221)	–	412,710

	$12,339,136	$7,183,708	$823,521	$4,663	$127,344	$19,644,093

Lifestyle Moderate
TIAA-CREF Bond Plus	$5,236,196	$2,614,064	$609,165	$(388)	$93,440	$7,405,701
TIAA-CREF Emerging Markets Equity	559,642	328,053	53,721	(3,811)	–	927,638
TIAA-CREF Enhanced International Equity Index	703,796	255,090	199,088	705	–	887,269
TIAA-CREF Enhanced Large-Cap Growth Index	508,560	218,080	67,113	(531)	–	692,576
TIAA-CREF Enhanced Large-Cap Value Index	490,136	243,458	67,603	(12)	–	718,776
TIAA-CREF Global Natural Resources	–	52,106	2,745	95	–	50,086
TIAA-CREF Growth & Income	1,135,408	556,802	83,481	(2,357)	9,066	1,710,411
TIAA-CREF High-Yield	–	392,966	3,571	(28)	4,554	392,114
TIAA-CREF International Equity	1,050,298	574,155	116,224	(4,275)	–	1,819,734
TIAA-CREF Large-Cap Growth	1,358,395	585,715	97,873	(3,162)	–	1,988,363
TIAA-CREF Large-Cap Value	1,307,283	688,212	106,756	(2,172)	–	2,051,172
TIAA-CREF Mid-Cap Growth	99,705	34,933	25,794	227	–	116,592
TIAA-CREF Mid-Cap Value	100,050	52,720	24,578	199	–	137,100
TIAA-CREF Small-Cap Equity	416,445	197,341	32,313	(1,503)	–	613,533

	$12,965,914	$6,793,695	$1,490,025	$(17,013)	$107,060	$19,511,065

44	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Lifestyle Growth
TIAA-CREF Bond Plus	$2,353,777	$620,152	$298,756	$172	$38,917	$2,745,359
TIAA-CREF Emerging Markets Equity	660,944	211,214	28,578	(1,344)	–	948,051
TIAA-CREF Enhanced International Equity Index	831,086	163,693	161,231	1,583	–	982,628
TIAA-CREF Enhanced Large-Cap Growth Index	606,535	141,994	47,208	(148)	–	739,785
TIAA-CREF Enhanced Large-Cap Value Index	585,339	168,468	47,983	283	–	767,403
TIAA-CREF Global Natural Resources	–	40,010	984	(5)	–	39,505
TIAA-CREF Growth & Income	1,355,207	371,046	49,725	(1,832)	10,410	1,794,523
TIAA-CREF High-Yield	–	313,042	7,496	(105)	3,741	307,747
TIAA-CREF International Equity	1,242,169	369,237	97,929	(1,096)	–	1,857,390
TIAA-CREF Large-Cap Growth	1,623,310	366,739	65,330	(2,301)	–	2,085,205
TIAA-CREF Large-Cap Value	1,558,962	458,800	54,522	(1,131)	–	2,149,758
TIAA-CREF Mid-Cap Growth	119,329	21,721	21,035	865	–	128,994
TIAA-CREF Mid-Cap Value	119,299	38,895	18,226	336	–	150,285
TIAA-CREF Small-Cap Equity	497,068	126,958	16,780	(1,107)	–	643,548

	$11,553,025	$3,411,969	$915,783	$(5,830)	$53,068	$15,340,181

Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$808,679	$234,795	$43,158	$(2,927)	$–	$1,128,206
TIAA-CREF Enhanced International Equity Index	1,017,986	186,915	166,128	(2,380)	–	1,225,664
TIAA-CREF Enhanced Large-Cap Growth Index	750,159	153,918	47,045	(78)	–	905,561
TIAA-CREF Enhanced Large-Cap Value Index	723,269	184,320	46,673	402	–	938,394
TIAA-CREF Global Natural Resources	–	38,438	817	(2)	–	38,129
TIAA-CREF Growth & Income	1,676,453	396,879	46,619	(1,212)	12,967	2,174,924
TIAA-CREF International Equity	1,518,553	382,488	111,508	(1,923)	–	2,209,779
TIAA-CREF Large-Cap Growth	2,000,715	380,163	56,537	(1,419)	–	2,523,785
TIAA-CREF Large-Cap Value	1,926,192	511,121	66,472	(1,246)	–	2,604,282
TIAA-CREF Mid-Cap Growth	147,359	25,428	23,357	378	–	160,673
TIAA-CREF Mid-Cap Value	147,432	45,708	19,487	251	–	186,665
TIAA-CREF Small-Cap Equity	614,579	134,812	15,669	(932)	–	779,826

	$11,331,376	$2,674,985	$643,470	$(11,088)	$12,967	$14,875,888

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	45

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifestyle Income	$14,996,315	$696,104	$–	$696,104
Lifestyle Conservative	18,500,280	1,143,813	–	1,143,813
Lifestyle Moderate	18,061,672	1,449,393	–	1,449,393
Lifestyle Growth	13,809,804	1,530,377	–	1,530,377
Lifestyle Aggressive Growth	13,146,025	1,729,863	–	1,729,863

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2012 were as follows:

Fund	Purchases	Sales

Lifestyle Income	$5,556,632	$1,591,527
Lifestyle Conservative	8,202,058	1,840,764
Lifestyle Moderate	7,872,869	2,564,312
Lifestyle Growth	3,962,050	1,468,588
Lifestyle Aggressive Growth	3,276,632	1,244,654

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012 was as follows:

	2012

Fund	Ordinary income	Long-term capital gains	Total

Lifestyle Income	$47,972	$–	$47,972
Lifestyle Conservative	42,120	–	42,120
Lifestyle Moderate	34,801	–	34,801
Lifestyle Growth	2,514	–	2,514
Lifestyle Aggressive Growth	–	–	–

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

46	2012 Semiannual Report ▪ TIAA-CREF Lifestyle Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ▪ 2012 Semiannual Report	47

[This page intentionally left blank.]

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Semiannual Report

TIAA-CREF

Managed Allocation Fund

of the TIAA-CREF Funds

November 30, 2012

Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2012. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.

•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of the fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012–November 30, 2012).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2012

Managed Allocation Fund	Beginning account value (6/1/12)	Ending account value (11/30/12)	Expenses paid during period (6/1/12–11/30/12)	*	Effective expenses paid during period (6/1/12–11/30/12)	†

Institutional Class
Actual return	$1,000.00	$1,089.06	$0.00		$2.25
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.18

Retirement Class
Actual return	$1,000.00	$1,086.65	$1.31		$3.56
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45

Retail Class
Actual return	$1,000.00	$1,086.52	$1.31		$3.56
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

†

“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.43% for the Institutional Class, 0.68% for the Retirement Class and 0.68% for the Retail Class.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2012

The Managed Allocation Fund returned 8.91% for the Institutional Class, compared with the 7.43% return of its benchmark, the Managed Allocation Composite Index. For the one-year period ended November 30, 2012, the fund returned 13.49%, versus 11.38% for its composite index. The table on page 8 shows returns for all share classes of the fund.

Despite slow growth, global stocks surge upward

At the end of November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.5% in the third quarter of 2012, on a year-over-year basis, adjusted for inflation.

          This reflected an improved housing market and increased consumer spending. Reduced government spending and persistently high unemployment continued to hamper growth, which remained well below the pace of a more typical recovery. There were signs of slowing growth elsewhere, too, particularly in Europe and China.

          Nonetheless, global stock markets performed very well for the six-month period. The Russell 3000® Index, which measures the broad U.S. stock market, gained 9.33%. Foreign stocks did even better; the MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, rose 16.69%.

          In both the United States and Europe, investors were encouraged by signs that central banks were taking additional steps to promote growth and ensure liquidity in the credit markets.

          Yields on 10-year U.S. Treasury securities inched up, from 1.59% at the end of May to 1.62% at the end of November, but inflationary pressures were also low. The Barclays U.S. Aggregate Bond Index, which measures the broad domestic market for investment-grade, fixed-rate bonds, returned 1.99% for the period.

6	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

Strong results from stocks lift the fund’s return higher

The absolute return of the Managed Allocation Fund for the six-month period was driven by robust gains from both the international equity and U.S. equity sectors. In contrast, performance was constrained by the more modest returns from the fixed-income sector.

          The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

          For the six months, the fund outperformed its composite benchmark by more than one-and-a-half percentage points because of strong relative performance in the international equity and fixed-income sectors. Secondarily, the fund initiated small tactical asset allocation positions during the reporting period, and these made additional contributions to relative performance.

          The single largest contribution to relative performance came from the Bond Plus Fund, which outperformed its own benchmark (the Barclays U.S. Aggregate Bond Index) by more than two-and-a-half percentage points. Strong relative results from the International Equity and Large-Cap Growth funds also helped.

          Tactical asset allocations further aided relative performance during the period. The Managed Allocation Fund increased its exposure to the international equity market sector and decreased it within the U.S. equity market sector. In the fixed-income market sector, the fund added a position in the high-yield market, while reducing its position in the broader bond market.

          At the end of November, the Managed Allocation Fund continued to have slightly more exposure to the international equity market sector and less to the U.S. equity market sector. This included a new position in the Global Natural Resources Fund. The fund’s international equity overweight was based on attractive valuations, our positive economic outlook and improving investor sentiment.

          In the fixed-income market sector, the fund remained slightly overweighted in the high-yield market at the expense of the broader market. This overweight position was based on our view of the prospects for more attractive risk-adjusted returns in high yield at this stage of the economic cycle, compared with the mix of U.S. Treasury securities, corporate bonds and other fixed-income investments held by the Bond Plus Fund.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	7

Managed Allocation Fund

Performance as of November 30, 2012

		Total return		Average annual total return

Managed Allocation Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	3/31/2006	8.91%	13.49%	2.38%	4.25%
Retirement Class	3/31/2006	8.66	13.10	2.09	3.97
Retail Class	3/31/2006	8.65	13.06	2.20	4.12

Managed Allocation Composite Index*	—	7.43	11.38	2.95	4.56	†

Broad market index
Russell 3000® Index	—	9.33	15.95	1.67	3.56	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On November 30, 2012, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	The performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets as of 11/30/2012

Equity
U.S. equity	44.2%
International equity	16.0
Fixed income	39.7
Other assets & liabilities, net	0.1

Total	100.0

Target allocation

8	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

Russell 3000 Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	9

Portfolio of investments (unaudited)

Managed Allocation Fund ▪ November 30, 2012

			% of net
Shares	Company	Value	assets

TIAA-CREF FUNDS (a)
FIXED INCOME
20,345,217	TIAA-CREF Bond Plus Fund	$222,983,583	37.7%
1,136,798	TIAA-CREF High-Yield Fund	11,743,123	2.0

		234,726,706	39.7

INTERNATIONAL EQUITY
2,433,583	TIAA-CREF Emerging Markets Equity Fund	25,820,318	4.4
3,902,292	TIAA-CREF Enhanced International Equity Index Fund	27,355,065	4.6
144,516	TIAA-CREF Global Natural Resources Fund	1,462,499	0.3
4,200,758	TIAA-CREF International Equity Fund	39,739,173	6.7

		94,377,055	16.0

U.S. EQUITY
4,760,630	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,606,567	7.9
5,581,597	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,336,628	8.2
3,973,654	TIAA-CREF Growth & Income Fund	41,763,101	7.1
4,039,706	TIAA-CREF Large-Cap Growth Fund	48,678,453	8.2
3,519,743	TIAA-CREF Large-Cap Value Fund	49,980,353	8.5
131,857	TIAA-CREF Mid-Cap Growth Fund	2,693,840	0.4
170,093	TIAA-CREF Mid-Cap Value Fund	3,182,442	0.5
1,349,927	TIAA-CREF Small-Cap Equity Fund	19,924,916	3.4

		261,166,300	44.2

	TOTAL TIAA-CREF FUNDS (Cost $550,293,224)	590,270,061	99.9

	TOTAL PORTFOLIO (Cost $550,293,224)	590,270,061	99.9
	OTHER ASSETS & LIABILITIES, NET	361,935	0.1

	NET ASSETS	$590,631,996	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund ▪ November 30, 2012

ASSETS
Affiliated investments, at value*	$590,270,061
Cash	385,961
Receivable from Fund shares sold	210,498
Dividends and interest receivable	616,161
Due from affiliates	4,862
Other	28,048

Total assets	591,515,591

LIABILITIES
Service agreement fees payable	524
Distribution fees payable	231,721
Due to affiliates	3,946
Payable for securities transactions	390,500
Payable for Fund shares redeemed	109,187
Accrued expenses and other payables	147,717

Total liabilities	883,595

NET ASSETS	$590,631,996

NET ASSETS CONSIST OF:
Paid-in-capital	$558,700,143
Undistributed net investment income (loss)	977,972
Accumulated net realized gain (loss) on total investments	(9,022,956)
Net unrealized appreciation (depreciation) on total investments	39,976,837

NET ASSETS	$590,631,996

INSTITUTIONAL CLASS:
Net assets	$6,848,984
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	638,553

Net asset value per share	$10.73

RETIREMENT CLASS:
Net assets	$25,337,460
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,364,824

Net asset value per share	$10.71

RETAIL CLASS:
Net assets	$558,445,552
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	51,976,257

Net asset value per share	$10.74

* Affiliated investments, cost	$550,293,224

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	11

Statement of operations (unaudited)

Managed Allocation Fund ▪ For the period ended November 30, 2012

INVESTMENT INCOME
Dividends from affiliated investments	$3,910,540

Total income	3,910,540

EXPENSES
Distribution fees — Retail Class	684,559
Fund administration fees	16,263
Custody and accounting fees	7,505
Audit fees	10,485
Legal fees	2,463
Shareholder reports	35,414
Shareholder servicing — Institutional Class	155
Shareholder servicing — Retirement Class	36,719
Shareholder servicing — Retail Class	182,712
Trustee fees and expenses	2,914
Compliance fees	7,837
Interest expense	40
Registration fees	18,960
Other expenses	5,221

Total expenses	1,011,247
Less: Expenses reimbursed by the investment adviser	(290,054)

Net expenses	721,193

Net investment income (loss)	3,189,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	8,394,561

Net change in unrealized appreciation (depreciation) from affiliated investments	36,850,130

Net realized and unrealized gain (loss) from investments	45,244,691

Net increase (decrease) in net assets from operations	$48,434,038

12	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of changes in net assets

Managed Allocation Fund ▪ For the period or year ended

		Managed Allocation Fund

		November 30, 2012	May 31, 2012

		(unaudited )
OPERATIONS
	Net investment income (loss)	$3,189,347	$13,772,011
	Net realized gain (loss) from affiliated investments	8,394,561	18,049,964
	Net change in unrealized appreciation (depreciation) from affiliated investments	36,850,130	(44,405,649)

	Net increase (decrease) in net assets from operations	48,434,038	(12,583,674)

	DISTRIBUTION TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(46,304)	(153,330)
	Retirement Class	(157,582)	(731,835)
	Retail Class	(3,041,833)	(13,210,401)

Total distributions		(3,245,719)	(14,095,566)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	820,412	3,032,778
	Retirement Class	3,248,161	7,718,123
	Retail Class	18,411,057	36,641,923
	Reinvestments of distributions:
	Institutional Class	45,084	150,690
	Retirement Class	157,582	731,835
	Retail Class	2,912,100	12,573,758
Redemptions:	Institutional Class	(1,248,906)	(481,436)
	Retirement Class	(10,565,676)	(9,541,008)
	Retail Class	(30,319,422)	(60,970,792)

	Net increase (decrease) from shareholder transactions	(16,539,608)	(10,144,129)

	Net increase (decrease) in net assets	28,648,711	(36,823,369)

	NET ASSETS
	Beginning of period	561,983,285	598,806,654

End of period		$590,631,996	$561,983,285

	Undistributed net investment income (loss) included in net assets	$977,972	$1,034,344

	CHANGE IN FUND SHARES
Shares sold:	Institutional Class	78,466	312,071
	Retirement Class	316,263	779,549
	Retail Class	1,763,659	3,676,570
	Shares reinvested:
	Institutional Class	4,342	15,678
	Retirement Class	15,220	76,162
	Retail Class	279,669	1,305,703
	Shares redeemed:
	Institutional Class	(121,949)	(48,869)
	Retirement Class	(992,812)	(973,681)
	Retail Class	(2,912,734)	(6,151,319)

	Net increase (decrease) from shareholder transactions	(1,569,876)	(1,008,136)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	13

Financial highlights

Managed Allocation Fund ▪ For the period or year ended

	Institutional Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.92		$10.39	$ 9.40		$8.73	$8.86	$11.03	$10.11

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.27	0.21		0.24	0.24	0.33	0.33
Net realized and unrealized gain (loss) on total investments	0.81		(0.47)	0.97		0.67	(0.13)	(2.16)	1.12

Total gain (loss) from investment operations	0.88		(0.20)	1.18		0.91	0.11	(1.83)	1.45

Less distributions from:
Net investment income	(0.07)		(0.27)	(0.19)		(0.24)	(0.24)	(0.33)	(0.53)
Net realized gains	–		–	–		–	–	(0.01)	–

Total distributions	(0.07)		(0.27)	(0.19)		(0.24)	(0.24)	(0.34)	(0.53)

Net asset value, end of period	$10.73		$ 9.92	$10.39		$9.40	$8.73	$ 8.86	$11.03

TOTAL RETURN	8.91	%(b)	(1.79)%	12.66	%(b)	10.52%	1.74%	(16.92)%	14.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,849		$6,724	$4,142		$2,542	$2,011	$1,832	$4,718
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.04	%(c)	0.04%	0.06	%(c)	0.06%	0.10%	0.07%	0.12%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	1.34	%(c)	2.76%	3.18	%(c)	2.68%	3.15%	3.28%	3.12%
Portfolio turnover rate	7	%(b)	15%	10	%(b)	21%	48%	26%	13%

14	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights	continued

Managed Allocation Fund ▪ For the period or year ended

	Retirement Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.91		$10.38	$ 9.39		$8.72	$8.86	$11.03	$10.13

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.24	0.19		0.21	0.21	0.29	0.35
Net realized and unrealized gain (loss) on total investments	0.80		(0.46)	0.98		0.67	(0.12)	(2.14)	1.06

Total gain (loss) from investment operations	0.86		(0.22)	1.17		0.88	0.09	(1.85)	1.41

Less distributions from:
Net investment income	(0.06)		(0.25)	(0.18)		(0.21)	(0.23)	(0.31)	(0.51)
Net realized gains	–		–	–		–	–	(0.01)	–

Total distributions	(0.06)		(0.25)	(0.18)		(0.21)	(0.23)	(0.32)	(0.51)

Net asset value, end of period	$10.71		$ 9.91	$10.38		$9.39	$8.72	$ 8.86	$11.03

TOTAL RETURN	8.66	%(b)	(2.04)%	12.54	%(b)	10.26%	1.39%	(17.10)%	14.27%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$25,337		$29,993	$32,622		$24,404	$21,287	$13,678	$16,570
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29	%(c)	0.29%	0.31	%(c)	0.30%	0.34%	0.31%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.24%	0.25%
Ratio of net investment income to average net assets	1.09	%(c)	2.43%	2.87	%(c)	2.36%	2.82%	2.84%	3.26%
Portfolio turnover rate	7	%(b)	15%	10	%(b)	21%	48%	26%	13%

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	15

Financial highlights	concluded

Managed Allocation Fund ▪ For the period or year ended

	Retail Class

	11/30/12		5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.94		$10.41	$ 9.42		$8.75	$8.88	$11.05	$10.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.24	0.20		0.22	0.24	0.32	0.22
Net realized and unrealized gain (loss) on total investments	0.80		(0.46)	0.97		0.67	(0.13)	(2.15)	1.21

Total gain (loss) from investment operations	0.86		(0.22)	1.17		0.89	0.11	(1.83)	1.43

Less distributions from:
Net investment income	(0.06)		(0.25)	(0.18)		(0.22)	(0.24)	(0.33)	(0.54)
Net realized gains	–		–	–		–	–	(0.01)	–

Total distributions	(0.06)		(0.25)	(0.18)		(0.22)	(0.24)	(0.34)	(0.54)

Net asset value, end of period	$10.74		$ 9.94	$10.41		$9.42	$8.75	$ 8.88	$11.05

TOTAL RETURN	8.65	%(b)	(2.03)%	12.52	%(b)	10.34%	1.70%	(16.89)%	14.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$558,446		$525,266	$562,043		$505,725	$471,190	$489,340	$620,616
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.35	%(c)	0.33%	0.26	%(c)	0.21%	0.44%	0.37%	0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.21	%(c)	0.16%	0.05%	0.00%	0.00%
Ratio of net investment income to average net assets	1.09	%(c)	2.44%	3.01	%(c)	2.47%	3.16%	3.16%	1.99%
Portfolio turnover rate	7	%(b)	15%	10	%(b)	21%	48%	26%	13%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended November 30, 2012, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.43%, 0.44%, 0.42% and 0.42%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

16	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	17

Notes to financial statements (unaudited)

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Effective June 1, 2012, the Fund adopted this guidance with no material impact to the Fund’s financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2012, there were no transfers between levels by the Fund.

As of November 30, 2012, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	19

Notes to financial statements (unaudited)

expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors are deemed to be affiliated companies. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at November 30, 2012

Managed Allocation Fund
TIAA-CREF Bond Plus Fund	$227,702,125	$12,607,326	$23,804,597	$2,043,597	$3,480,373	$222,983,583
TIAA-CREF Emerging Markets Equity Fund	21,825,293	3,790,646	3,015,676	250,105	–	25,820,318
TIAA-CREF Enhanced International Equity Index Fund	30,609,757	510,381	8,781,149	498,433	–	27,355,065
TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,166,686	908,207	4,425,597	1,390,250	–	46,606,567
TIAA-CREF Enhanced Large-Cap Value Index Fund	45,449,291	1,191,884	2,953,691	811,434	–	48,336,628
TIAA-CREF Global Natural Resources Fund	–	1,511,935	70,635	4,074	–	1,462,499
TIAA-CREF Growth & Income Fund	39,485,727	816,670	1,885,100	761,129	279,415	41,763,101
TIAA-CREF High-Yield Fund	–	11,917,970	266,928	3,592	150,752	11,743,123
TIAA-CREF International Equity Fund	30,422,817	6,678,103	5,375,120	589,948	–	39,739,173
TIAA-CREF Large-Cap Growth Fund	47,190,572	739,096	3,608,508	499,293	–	48,678,453
TIAA-CREF Large-Cap Value Fund	45,525,764	1,223,566	1,924,604	374,954	–	49,980,353
TIAA-CREF Mid-Cap Growth Fund	3,467,641	72,900	1,085,552	496,774	–	2,693,840
TIAA-CREF Mid-Cap Value Fund	3,486,992	224,581	804,638	337,699	–	3,182,442
TIAA-CREF Small-Cap Equity Fund	19,308,982	533,271	1,341,019	333,279	–	19,924,916

	$561,641,647	$42,726,536	$59,342,814	$8,394,561	$3,910,540	$590,270,061

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2012, the cost of portfolio investments for federal income tax purposes was $550,974,069. Net unrealized appreciation of portfolio investments for federal income tax purposes was $39,295,992, consisting of gross unrealized appreciation of $51,800,566, and gross unrealized depreciation of $(12,504,574).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2012 were $42,726,536 and $59,342,814, respectively.

20	2012 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012 was as follows:

	Ordinary income	Long-term capital gains	Total

2012	$ 14,095,566	$ –	$ 14,095,566

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2012, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent event

On December 4, 2012, the Board approved an amendment to the Retail Class Rule 12b-1 plan of the Fund that will change the 12b-1 plan from a reimbursement plan to a compensation plan. The amendment to the plan is effective January 1, 2013 at which time the Retail Class of the Fund is expected to compensate TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the maximum annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

TIAA-CREF Managed Allocation Fund ▪ 2012 Semiannual Report	21

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 39.7%
5,913,988	TIAA-CREF Bond Fund	$64,994,724
80,145	TIAA-CREF Bond Plus Fund	878,389
427,586	TIAA-CREF High-Yield Fund	4,416,963

	TOTAL FIXED INCOME	70,290,076

INFLATION-PROTECTED ASSETS - 10.0%
1,393,060	TIAA-CREF Inflation-Linked Bond Fund	17,650,073

	TOTAL INFLATION-PROTECTED ASSETS	17,650,073

INTERNATIONAL EQUITY - 11.9%
514,840	TIAA-CREF Emerging Markets Equity Fund	5,462,448
697,422	TIAA-CREF Enhanced International Equity Index Fund	4,888,925
219,528	TIAA-CREF Global Natural Resources Fund	2,221,628
896,781	TIAA-CREF International Equity Fund	8,483,547

	TOTAL INTERNATIONAL EQUITY	21,056,548

SHORT-TERM FIXED INCOME - 9.9%
1,668,327	TIAA-CREF Short-Term Bond Fund	17,584,168

	TOTAL SHORT-TERM FIXED INCOME	17,584,168

U.S. EQUITY - 28.2%
906,456	TIAA-CREF Enhanced Large-Cap Growth Index Fund	8,874,201
1,062,872	TIAA-CREF Enhanced Large-Cap Value Index Fund	9,204,470
767,171	TIAA-CREF Growth & Income Fund	8,062,967
777,742	TIAA-CREF Large-Cap Growth Fund	9,371,797
681,298	TIAA-CREF Large-Cap Value Fund	9,674,429
21,714	TIAA-CREF Mid-Cap Growth Fund	443,624
28,841	TIAA-CREF Mid-Cap Value Fund	539,618
261,121	TIAA-CREF Small-Cap Equity Fund	3,854,147

	TOTAL U.S. EQUITY	50,025,253

	TOTAL TIAA-CREF FUNDS	176,606,118

	(Cost $158,333,071)

	TOTAL INVESTMENTS - 99.7%	176,606,118
	(Cost $158,333,071)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	553,441

	NET ASSETS - 100.0%	$177,159,559

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.2%
26,083,087	TIAA-CREF Bond Fund	$286,653,125
664,032	TIAA-CREF Bond Plus Fund	7,277,785
2,312,490	TIAA-CREF High-Yield Fund	23,888,019

	TOTAL FIXED INCOME	317,818,929

INFLATION-PROTECTED ASSETS - 6.9%
4,545,493	TIAA-CREF Inflation-Linked Bond Fund	57,591,396

	TOTAL INFLATION-PROTECTED ASSETS	57,591,396

INTERNATIONAL EQUITY - 14.0%
2,798,601	TIAA-CREF Emerging Markets Equity Fund	29,693,159
4,119,768	TIAA-CREF Enhanced International Equity Index Fund	28,879,577
1,184,199	TIAA-CREF Global Natural Resources Fund	11,984,096
4,832,417	TIAA-CREF International Equity Fund	45,714,664

	TOTAL INTERNATIONAL EQUITY	116,271,496

SHORT-TERM FIXED INCOME - 6.9%
5,447,156	TIAA-CREF Short-Term Bond Fund	57,413,024

	TOTAL SHORT-TERM FIXED INCOME	57,413,024

U.S. EQUITY - 33.7%
5,101,736	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,945,991
5,979,457	TIAA-CREF Enhanced Large-Cap Value Index Fund	51,782,095
4,285,609	TIAA-CREF Growth & Income Fund	45,041,755
4,345,487	TIAA-CREF Large-Cap Growth Fund	52,363,114
3,806,554	TIAA-CREF Large-Cap Value Fund	54,053,063
131,036	TIAA-CREF Mid-Cap Growth Fund	2,677,069
171,743	TIAA-CREF Mid-Cap Value Fund	3,213,309
1,458,548	TIAA-CREF Small-Cap Equity Fund	21,528,168

	TOTAL U.S. EQUITY	280,604,564

	TOTAL TIAA-CREF FUNDS	829,699,409

	(Cost $741,424,270)

	TOTAL INVESTMENTS - 99.7%	829,699,409
	(Cost $741,424,270)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,821,260

	NET ASSETS - 100.0%	$832,520,669

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 35.6%
33,626,062	TIAA-CREF Bond Fund	$369,550,425
1,669,865	TIAA-CREF Bond Plus Fund	18,301,720
4,105,056	TIAA-CREF High-Yield Fund	42,405,230

	TOTAL FIXED INCOME	430,257,375

INFLATION-PROTECTED ASSETS - 4.9%
4,695,559	TIAA-CREF Inflation-Linked Bond Fund	59,492,739

	TOTAL INFLATION-PROTECTED ASSETS	59,492,739

INTERNATIONAL EQUITY - 15.8%
4,533,748	TIAA-CREF Emerging Markets Equity Fund	48,103,064
7,028,403	TIAA-CREF Enhanced International Equity Index Fund	49,269,102
1,906,172	TIAA-CREF Global Natural Resources Fund	19,290,460
7,837,986	TIAA-CREF International Equity Fund	74,147,352

	TOTAL INTERNATIONAL EQUITY	190,809,978

SHORT-TERM FIXED INCOME - 4.9%
5,627,289	TIAA-CREF Short-Term Bond Fund	59,311,627

	TOTAL SHORT-TERM FIXED INCOME	59,311,627

U.S. EQUITY - 38.5%
8,444,794	TIAA-CREF Enhanced Large-Cap Growth Index Fund	82,674,537
9,902,048	TIAA-CREF Enhanced Large-Cap Value Index Fund	85,751,732
7,068,717	TIAA-CREF Growth & Income Fund	74,292,220
7,171,595	TIAA-CREF Large-Cap Growth Fund	86,417,720
6,272,676	TIAA-CREF Large-Cap Value Fund	89,071,997
226,213	TIAA-CREF Mid-Cap Growth Fund	4,621,539
294,348	TIAA-CREF Mid-Cap Value Fund	5,507,245
2,403,514	TIAA-CREF Small-Cap Equity Fund	35,475,861

	TOTAL U.S. EQUITY	463,812,851

	TOTAL TIAA-CREF FUNDS	1,203,684,570

	(Cost $1,110,748,179)

	TOTAL INVESTMENTS - 99.7%	1,203,684,570
	(Cost $1,110,748,179)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	4,111,123

	NET ASSETS - 100.0%	$1,207,795,693

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 31.6%
33,854,491	TIAA-CREF Bond Fund	$372,060,861
4,262,850	TIAA-CREF Bond Plus Fund	46,720,833
6,724,935	TIAA-CREF High-Yield Fund	69,468,577

	TOTAL FIXED INCOME	488,250,271

INFLATION-PROTECTED ASSETS - 2.9%
3,571,709	TIAA-CREF Inflation-Linked Bond Fund	45,253,552

	TOTAL INFLATION-PROTECTED ASSETS	45,253,552

INTERNATIONAL EQUITY - 18.0%
6,541,811	TIAA-CREF Emerging Markets Equity Fund	69,408,618
10,629,627	TIAA-CREF Enhanced International Equity Index Fund	74,513,683
2,745,579	TIAA-CREF Global Natural Resources Fund	27,785,264
11,208,051	TIAA-CREF International Equity Fund	106,028,167

	TOTAL INTERNATIONAL EQUITY	277,735,732

SHORT-TERM FIXED INCOME - 2.9%
4,280,441	TIAA-CREF Short-Term Bond Fund	45,115,851

	TOTAL SHORT-TERM FIXED INCOME	45,115,851

U.S. EQUITY - 44.2%
12,449,204	TIAA-CREF Enhanced Large-Cap Growth Index Fund	121,877,712
14,586,747	TIAA-CREF Enhanced Large-Cap Value Index Fund	126,321,227
10,360,312	TIAA-CREF Growth & Income Fund	108,886,879
10,505,440	TIAA-CREF Large-Cap Growth Fund	126,590,552
9,212,937	TIAA-CREF Large-Cap Value Fund	130,823,704
345,829	TIAA-CREF Mid-Cap Growth Fund	7,065,283
446,690	TIAA-CREF Mid-Cap Value Fund	8,357,572
3,525,858	TIAA-CREF Small-Cap Equity Fund	52,041,664

	TOTAL U.S. EQUITY	681,964,593

	TOTAL TIAA-CREF FUNDS	1,538,319,999

	(Cost $1,408,766,767)

	TOTAL INVESTMENTS - 99.6%	1,538,319,999
	(Cost $1,408,766,767)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	6,362,844

	NET ASSETS - 100.0%	$1,544,682,843

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 27.7%
23,201,658	TIAA-CREF Bond Fund	$254,986,218
6,772,283	TIAA-CREF Bond Plus Fund	74,224,216
7,882,784	TIAA-CREF High-Yield Fund	81,429,156

	TOTAL FIXED INCOME	410,639,590

INFLATION-PROTECTED ASSETS - 0.9%
1,108,523	TIAA-CREF Inflation-Linked Bond Fund	14,044,985

	TOTAL INFLATION-PROTECTED ASSETS	14,044,985

INTERNATIONAL EQUITY - 20.2%
7,004,134	TIAA-CREF Emerging Markets Equity Fund	74,313,862
11,802,540	TIAA-CREF Enhanced International Equity Index Fund	82,735,805
2,923,407	TIAA-CREF Global Natural Resources Fund	29,584,881
11,962,443	TIAA-CREF International Equity Fund	113,164,711

	TOTAL INTERNATIONAL EQUITY	299,799,259

SHORT-TERM FIXED INCOME - 0.9%
1,328,736	TIAA-CREF Short-Term Bond Fund	14,004,878

	TOTAL SHORT-TERM FIXED INCOME	14,004,878

U.S. EQUITY - 49.8%
13,527,216	TIAA-CREF Enhanced Large-Cap Growth Index Fund	132,431,450
15,845,901	TIAA-CREF Enhanced Large-Cap Value Index Fund	137,225,501
11,223,157	TIAA-CREF Growth & Income Fund	117,955,383
11,382,874	TIAA-CREF Large-Cap Growth Fund	137,163,632
9,983,538	TIAA-CREF Large-Cap Value Fund	141,766,243
386,386	TIAA-CREF Mid-Cap Growth Fund	7,893,862
496,662	TIAA-CREF Mid-Cap Value Fund	9,292,551
3,819,458	TIAA-CREF Small-Cap Equity Fund	56,375,202

	TOTAL U.S. EQUITY	740,103,824

	TOTAL TIAA-CREF FUNDS	1,478,592,536

	(Cost $1,347,384,327)

	TOTAL INVESTMENTS - 99.5%	1,478,592,536
	(Cost $1,347,384,327)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,873,920

	NET ASSETS - 100.0%	$1,485,466,456

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 21.6%
12,397,115	TIAA-CREF Bond Fund	$136,244,290
7,605,281	TIAA-CREF Bond Plus Fund	83,353,884
8,090,615	TIAA-CREF High-Yield Fund	83,576,051

	TOTAL FIXED INCOME	303,174,225

INTERNATIONAL EQUITY - 22.4%
7,309,552	TIAA-CREF Emerging Markets Equity Fund	77,554,349
12,672,902	TIAA-CREF Enhanced International Equity Index Fund	88,837,042
3,045,255	TIAA-CREF Global Natural Resources Fund	30,817,979
12,456,386	TIAA-CREF International Equity Fund	117,837,416

	TOTAL INTERNATIONAL EQUITY	315,046,786

U.S. EQUITY - 55.5%
14,304,234	TIAA-CREF Enhanced Large-Cap Growth Index Fund	140,038,455
16,755,226	TIAA-CREF Enhanced Large-Cap Value Index Fund	145,100,261
11,833,474	TIAA-CREF Growth & Income Fund	124,369,815
12,004,416	TIAA-CREF Large-Cap Growth Fund	144,653,219
10,527,667	TIAA-CREF Large-Cap Value Fund	149,492,875
417,089	TIAA-CREF Mid-Cap Growth Fund	8,521,127
534,255	TIAA-CREF Mid-Cap Value Fund	9,995,903
4,027,737	TIAA-CREF Small-Cap Equity Fund	59,449,400

	TOTAL U.S. EQUITY	781,621,055

	TOTAL TIAA-CREF FUNDS	1,399,842,066

	(Cost $1,262,838,736)

	TOTAL INVESTMENTS - 99.5%	1,399,842,066
	(Cost $1,262,838,736)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,904,993

	NET ASSETS - 100.0%	$1,406,747,059

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 13.7%
2,329,142	TIAA-CREF Bond Fund	$25,597,273
7,642,672	TIAA-CREF Bond Plus Fund	83,763,685
8,123,677	TIAA-CREF High-Yield Fund	83,917,583

	TOTAL FIXED INCOME	193,278,541

INTERNATIONAL EQUITY - 24.6%
8,027,187	TIAA-CREF Emerging Markets Equity Fund	85,168,459
14,244,501	TIAA-CREF Enhanced International Equity Index Fund	99,853,953
3,348,435	TIAA-CREF Global Natural Resources Fund	33,886,165
13,606,347	TIAA-CREF International Equity Fund	128,716,044

	TOTAL INTERNATIONAL EQUITY	347,624,621

U.S. EQUITY - 61.2%
15,889,537	TIAA-CREF Enhanced Large-Cap Growth Index Fund	155,558,563
18,612,730	TIAA-CREF Enhanced Large-Cap Value Index Fund	161,186,240
13,104,596	TIAA-CREF Growth & Income Fund	137,729,307
13,291,897	TIAA-CREF Large-Cap Growth Fund	160,167,356
11,652,358	TIAA-CREF Large-Cap Value Fund	165,463,478
470,571	TIAA-CREF Mid-Cap Growth Fund	9,613,767
601,198	TIAA-CREF Mid-Cap Value Fund	11,248,410
4,461,583	TIAA-CREF Small-Cap Equity Fund	65,852,960

	TOTAL U.S. EQUITY	866,820,081

	TOTAL TIAA-CREF FUNDS	1,407,723,243

	(Cost $1,259,296,646)

	TOTAL INVESTMENTS - 99.5%	1,407,723,243
	(Cost $1,259,296,646)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,929,623

	NET ASSETS - 100.0%	$1,414,652,866

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
7,032,661	TIAA-CREF Bond Plus Fund	$77,077,969
11,174,402	TIAA-CREF High-Yield Fund	115,431,574

	TOTAL FIXED INCOME	192,509,543

INTERNATIONAL EQUITY - 25.6%
11,398,759	TIAA-CREF Emerging Markets Equity Fund	120,940,835
20,425,030	TIAA-CREF Enhanced International Equity Index Fund	143,179,461
4,740,047	TIAA-CREF Global Natural Resources Fund	47,969,274
19,340,750	TIAA-CREF International Equity Fund	182,963,494

	TOTAL INTERNATIONAL EQUITY	495,053,064

U.S. EQUITY - 63.9%
22,699,465	TIAA-CREF Enhanced Large-Cap Growth Index Fund	222,227,765
26,585,340	TIAA-CREF Enhanced Large-Cap Value Index Fund	230,229,041
18,709,186	TIAA-CREF Growth & Income Fund	196,633,541
18,967,615	TIAA-CREF Large-Cap Growth Fund	228,559,765
16,627,103	TIAA-CREF Large-Cap Value Fund	236,104,857
676,430	TIAA-CREF Mid-Cap Growth Fund	13,819,466
863,335	TIAA-CREF Mid-Cap Value Fund	16,152,992
6,367,005	TIAA-CREF Small-Cap Equity Fund	93,977,001

	TOTAL U.S. EQUITY	1,237,704,428

	TOTAL TIAA-CREF FUNDS	1,925,267,035

	(Cost $1,711,326,952)

	TOTAL INVESTMENTS - 99.5%	1,925,267,035
	(Cost $1,711,326,952)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	8,975,107

	NET ASSETS - 100.0%	$1,934,242,142

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.9%
1,561,806	TIAA-CREF Bond Plus Fund	$17,117,396
2,490,339	TIAA-CREF High-Yield Fund	25,725,198

	TOTAL FIXED INCOME	42,842,594

INTERNATIONAL EQUITY - 25.5%
2,540,803	TIAA-CREF Emerging Markets Equity Fund	26,957,921
4,549,593	TIAA-CREF Enhanced International Equity Index Fund	31,892,650
1,061,992	TIAA-CREF Global Natural Resources Fund	10,747,360
4,276,205	TIAA-CREF International Equity Fund	40,452,896

	TOTAL INTERNATIONAL EQUITY	110,050,827

U.S. EQUITY - 63.7%
5,061,896	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,555,966
5,928,193	TIAA-CREF Enhanced Large-Cap Value Index Fund	51,338,154
4,166,548	TIAA-CREF Growth & Income Fund	43,790,417
4,217,506	TIAA-CREF Large-Cap Growth Fund	50,820,951
3,693,938	TIAA-CREF Large-Cap Value Fund	52,453,926
150,630	TIAA-CREF Mid-Cap Growth Fund	3,077,363
192,278	TIAA-CREF Mid-Cap Value Fund	3,597,523
1,418,383	TIAA-CREF Small-Cap Equity Fund	20,935,326

	TOTAL U.S. EQUITY	275,569,626

	TOTAL TIAA-CREF FUNDS	428,463,047

	(Cost $382,786,846)

	TOTAL INVESTMENTS - 99.1%	428,463,047
	(Cost $382,786,846)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	3,772,621

	NET ASSETS - 100.0%	$432,235,668

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.9%
847,010	TIAA-CREF Bond Plus Fund	$9,283,234
1,350,582	TIAA-CREF High-Yield Fund	13,951,517

	TOTAL FIXED INCOME	23,234,751

INTERNATIONAL EQUITY - 25.5%
1,377,139	TIAA-CREF Emerging Markets Equity Fund	14,611,441
2,465,921	TIAA-CREF Enhanced International Equity Index Fund	17,286,105
575,534	TIAA-CREF Global Natural Resources Fund	5,824,408
2,317,913	TIAA-CREF International Equity Fund	21,927,453

	TOTAL INTERNATIONAL EQUITY	59,649,407

U.S. EQUITY - 63.8%
2,746,047	TIAA-CREF Enhanced Large-Cap Growth Index Fund	26,883,800
3,215,638	TIAA-CREF Enhanced Large-Cap Value Index Fund	27,847,425
2,260,401	TIAA-CREF Growth & Income Fund	23,756,809
2,287,125	TIAA-CREF Large-Cap Growth Fund	27,559,853
2,004,062	TIAA-CREF Large-Cap Value Fund	28,457,679
81,698	TIAA-CREF Mid-Cap Growth Fund	1,669,083
104,295	TIAA-CREF Mid-Cap Value Fund	1,951,361
769,446	TIAA-CREF Small-Cap Equity Fund	11,357,026

	TOTAL U.S. EQUITY	149,483,036

	TOTAL TIAA-CREF FUNDS	232,367,194

	(Cost $208,627,123)

	TOTAL INVESTMENTS - 99.2%	232,367,194
	(Cost $208,627,123)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	1,968,236

	NET ASSETS - 100.0%	$234,335,430

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.9%
76,087	TIAA-CREF Bond Plus Fund	$833,918
121,324	TIAA-CREF High-Yield Fund	1,253,273

	TOTAL FIXED INCOME	2,087,191

INTERNATIONAL EQUITY - 25.5%
123,619	TIAA-CREF Emerging Markets Equity Fund	1,311,598
221,434	TIAA-CREF Enhanced International Equity Index Fund	1,552,252
51,580	TIAA-CREF Global Natural Resources Fund	521,993
208,350	TIAA-CREF International Equity Fund	1,970,991

	TOTAL INTERNATIONAL EQUITY	5,356,834

U.S. EQUITY - 63.9%
246,649	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,414,697
288,839	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,501,342
203,079	TIAA-CREF Growth & Income Fund	2,134,356
205,542	TIAA-CREF Large-Cap Growth Fund	2,476,780
180,084	TIAA-CREF Large-Cap Value Fund	2,557,195
7,338	TIAA-CREF Mid-Cap Growth Fund	149,919
9,366	TIAA-CREF Mid-Cap Value Fund	175,241
69,114	TIAA-CREF Small-Cap Equity Fund	1,020,121

	TOTAL U.S. EQUITY	13,429,651

	TOTAL TIAA-CREF FUNDS	20,873,676

	(Cost $20,026,849)

	TOTAL INVESTMENTS - 99.3%	20,873,676
	(Cost $20,026,849)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	154,690

	NET ASSETS - 100.0%	$21,028,366

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 50.0%
979,478	TIAA-CREF Bond Index Fund	$10,823,230

	TOTAL FIXED INCOME	10,823,230

INFLATION-PROTECTED ASSETS - 10.0%
171,229	TIAA-CREF Inflation-Linked Bond Fund	2,169,473

	TOTAL INFLATION-PROTECTED ASSETS	2,169,473

INTERNATIONAL EQUITY - 10.0%
52,990	TIAA-CREF Emerging Markets Equity Index Fund	554,802
100,437	TIAA-CREF International Equity Index Fund	1,617,039

	TOTAL INTERNATIONAL EQUITY	2,171,841

U.S. EQUITY - 29.9%
593,410	TIAA-CREF Equity Index Fund	6,480,040

	TOTAL U.S. EQUITY	6,480,040

	TOTAL TIAA-CREF FUNDS	21,644,584

	(Cost $19,860,237)

	TOTAL INVESTMENTS - 99.9%	21,644,584
	(Cost $19,860,237)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	19,232

	NET ASSETS - 100.0%	$21,663,816

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 45.0%
4,153,196	TIAA-CREF Bond Index Fund	$45,892,814

	TOTAL FIXED INCOME	45,892,814

INFLATION-PROTECTED ASSETS - 6.9%
555,966	TIAA-CREF Inflation-Linked Bond Fund	7,044,084

	TOTAL INFLATION-PROTECTED ASSETS	7,044,084

INTERNATIONAL EQUITY - 12.1%
299,151	TIAA-CREF Emerging Markets Equity Index Fund	3,132,111
567,014	TIAA-CREF International Equity Index Fund	9,128,923

	TOTAL INTERNATIONAL EQUITY	12,261,034

U.S. EQUITY - 35.6%
3,327,913	TIAA-CREF Equity Index Fund	36,340,814

	TOTAL U.S. EQUITY	36,340,814

	TOTAL TIAA-CREF FUNDS	101,538,746

	(Cost $91,551,063)

	TOTAL INVESTMENTS - 99.6%	101,538,746
	(Cost $91,551,063)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	442,445

	NET ASSETS - 100.0%	$101,981,191

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 40.5%
6,395,244	TIAA-CREF Bond Index Fund	$70,667,446

	TOTAL FIXED INCOME	70,667,446

INFLATION-PROTECTED ASSETS - 4.9%
677,919	TIAA-CREF Inflation-Linked Bond Fund	8,589,229

	TOTAL INFLATION-PROTECTED ASSETS	8,589,229

INTERNATIONAL EQUITY - 13.7%
583,258	TIAA-CREF Emerging Markets Equity Index Fund	6,106,711
1,105,511	TIAA-CREF International Equity Index Fund	17,798,722

	TOTAL INTERNATIONAL EQUITY	23,905,433

U.S. EQUITY - 40.6%
6,488,477	TIAA-CREF Equity Index Fund	70,854,172

	TOTAL U.S. EQUITY	70,854,172

	TOTAL TIAA-CREF FUNDS	174,016,280

	(Cost $158,113,904)

	TOTAL INVESTMENTS - 99.7%	174,016,280
	(Cost $158,113,904)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	528,537

	NET ASSETS - 100.0%	$174,544,817

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 34.5%
7,164,229	TIAA-CREF Bond Index Fund	$79,164,725

	TOTAL FIXED INCOME	79,164,725

INFLATION-PROTECTED ASSETS - 2.9%
529,648	TIAA-CREF Inflation-Linked Bond Fund	6,710,640

	TOTAL INFLATION-PROTECTED ASSETS	6,710,640

INTERNATIONAL EQUITY - 15.7%
878,998	TIAA-CREF Emerging Markets Equity Index Fund	9,203,107
1,666,052	TIAA-CREF International Equity Index Fund	26,823,442

	TOTAL INTERNATIONAL EQUITY	36,026,549

U.S. EQUITY - 46.5%
9,785,685	TIAA-CREF Equity Index Fund	106,859,679

	TOTAL U.S. EQUITY	106,859,679

	TOTAL TIAA-CREF FUNDS	228,761,593

	(Cost $208,575,970)

	TOTAL INVESTMENTS - 99.6%	228,761,593
	(Cost $208,575,970)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	923,546

	NET ASSETS - 100.0%	$229,685,139

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 28.6%
5,666,900	TIAA-CREF Bond Index Fund	$62,619,249

	TOTAL FIXED INCOME	62,619,249

INFLATION-PROTECTED ASSETS - 0.9%
161,528	TIAA-CREF Inflation-Linked Bond Fund	2,046,557

	TOTAL INFLATION-PROTECTED ASSETS	2,046,557

INTERNATIONAL EQUITY - 17.7%
949,051	TIAA-CREF Emerging Markets Equity Index Fund	9,936,562
1,798,840	TIAA-CREF International Equity Index Fund	28,961,330

	TOTAL INTERNATIONAL EQUITY	38,897,892

U.S. EQUITY - 52.6%
10,557,710	TIAA-CREF Equity Index Fund	115,290,196

	TOTAL U.S. EQUITY	115,290,196

	TOTAL TIAA-CREF FUNDS	218,853,894

	(Cost $199,500,519)

	TOTAL INVESTMENTS - 99.8%	218,853,894
	(Cost $199,500,519)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	430,802

	NET ASSETS - 100.0%	$219,284,696

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 21.5%
4,441,887	TIAA-CREF Bond Index Fund	$49,082,854

	TOTAL FIXED INCOME	49,082,854

INTERNATIONAL EQUITY - 19.7%
1,098,155	TIAA-CREF Emerging Markets Equity Index Fund	11,497,680
2,081,459	TIAA-CREF International Equity Index Fund	33,511,482

	TOTAL INTERNATIONAL EQUITY	45,009,162

U.S. EQUITY - 58.4%
12,216,533	TIAA-CREF Equity Index Fund	133,404,538

	TOTAL U.S. EQUITY	133,404,538

	TOTAL TIAA-CREF FUNDS	227,496,554

	(Cost $205,523,497)

	TOTAL INVESTMENTS - 99.6%	227,496,554
	(Cost $205,523,497)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	958,832

	NET ASSETS - 100.0%	$228,455,386

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 13.6%
2,616,894	TIAA-CREF Bond Index Fund	$28,916,677

	TOTAL FIXED INCOME	28,916,677

INTERNATIONAL EQUITY - 21.7%
1,129,009	TIAA-CREF Emerging Markets Equity Index Fund	11,820,721
2,139,920	TIAA-CREF International Equity Index Fund	34,452,716

	TOTAL INTERNATIONAL EQUITY	46,273,437

U.S. EQUITY - 64.4%
12,570,814	TIAA-CREF Equity Index Fund	137,273,288

	TOTAL U.S. EQUITY	137,273,288

	TOTAL TIAA-CREF FUNDS	212,463,402

	(Cost $190,927,684)

	TOTAL INVESTMENTS - 99.7%	212,463,402
	(Cost $190,927,684)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	704,102

	NET ASSETS - 100.0%	$213,167,504

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.9%
2,349,822	TIAA-CREF Bond Index Fund	$25,965,533

	TOTAL FIXED INCOME	25,965,533

INTERNATIONAL EQUITY - 22.6%
1,449,196	TIAA-CREF Emerging Markets Equity Index Fund	15,173,080
2,746,820	TIAA-CREF International Equity Index Fund	44,223,794

	TOTAL INTERNATIONAL EQUITY	59,396,874

U.S. EQUITY - 67.1%
16,121,650	TIAA-CREF Equity Index Fund	176,048,423

	TOTAL U.S. EQUITY	176,048,423

	TOTAL TIAA-CREF FUNDS	261,410,830

	(Cost $231,323,547)

	TOTAL INVESTMENTS - 99.6%	261,410,830
	(Cost $231,323,547)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,008,981

	NET ASSETS - 100.0%	$262,419,811

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.8%
903,802	TIAA-CREF Bond Index Fund	$9,987,017

	TOTAL FIXED INCOME	9,987,017

INTERNATIONAL EQUITY - 22.6%
559,187	TIAA-CREF Emerging Markets Equity Index Fund	5,854,692
1,059,887	TIAA-CREF International Equity Index Fund	17,064,187

	TOTAL INTERNATIONAL EQUITY	22,918,879

U.S. EQUITY - 66.9%
6,220,692	TIAA-CREF Equity Index Fund	67,929,958

	TOTAL U.S. EQUITY	67,929,958

	TOTAL TIAA-CREF FUNDS	100,835,854

	(Cost $92,948,507)

	TOTAL INVESTMENTS - 99.3%	100,835,854
	(Cost $92,948,507)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	662,089

	NET ASSETS - 100.0%	$101,497,943

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.9%
565,701	TIAA-CREF Bond Index Fund	$6,251,000

	TOTAL FIXED INCOME	6,251,000

INTERNATIONAL EQUITY - 22.6%
350,003	TIAA-CREF Emerging Markets Equity Index Fund	3,664,529
663,398	TIAA-CREF International Equity Index Fund	10,680,703

	TOTAL INTERNATIONAL EQUITY	14,345,232

U.S. EQUITY - 66.9%
3,893,613	TIAA-CREF Equity Index Fund	42,518,258

	TOTAL U.S. EQUITY	42,518,258

	TOTAL TIAA-CREF FUNDS	63,114,490

	(Cost $57,849,623)

	TOTAL INVESTMENTS - 99.4%	63,114,490
	(Cost $57,849,623)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	403,315

	NET ASSETS - 100.0%	$63,517,805

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.0%
116,306	TIAA-CREF Bond Index Fund	$1,285,176

	TOTAL FIXED INCOME	1,285,176

INTERNATIONAL EQUITY - 22.6%
71,147	TIAA-CREF Emerging Markets Equity Index Fund	744,914
134,853	TIAA-CREF International Equity Index Fund	2,171,142

	TOTAL INTERNATIONAL EQUITY	2,916,056

U.S. EQUITY - 67.2%
791,480	TIAA-CREF Equity Index Fund	8,642,958

	TOTAL U.S. EQUITY	8,642,958

	TOTAL TIAA-CREF FUNDS	12,844,190

	(Cost $12,590,354)

	TOTAL INVESTMENTS - 99.8%	12,844,190
	(Cost $12,590,354)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	24,213

	NET ASSETS - 100.0%	$12,868,403

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.9%
256,428	TIAA-CREF Bond Fund	$2,818,146
285,579	TIAA-CREF Bond Plus Fund	3,129,943
30,524	TIAA-CREF High-Yield Fund	315,310

	TOTAL FIXED INCOME	6,263,399

INTERNATIONAL EQUITY - 6.8%
28,552	TIAA-CREF Emerging Markets Equity Fund	302,939
18,865	TIAA-CREF Enhanced International Equity Index Fund	132,246
3,995	TIAA-CREF Global Natural Resources Fund	40,432
63,242	TIAA-CREF International Equity Fund	598,270

	TOTAL INTERNATIONAL EQUITY	1,073,887

SHORT-TERM FIXED INCOME - 39.9%
594,679	TIAA-CREF Short-Term Bond Fund	6,267,913

	TOTAL SHORT-TERM FIXED INCOME	6,267,913

U.S. EQUITY - 13.3%
16,358	TIAA-CREF Enhanced Large-Cap Growth Index Fund	160,140
19,329	TIAA-CREF Enhanced Large-Cap Value Index Fund	167,387
43,921	TIAA-CREF Growth & Income Fund	461,610
44,542	TIAA-CREF Large-Cap Growth Fund	536,736
39,032	TIAA-CREF Large-Cap Value Fund	554,249
882	TIAA-CREF Mid-Cap Growth Fund	18,018
1,266	TIAA-CREF Mid-Cap Value Fund	23,696
11,205	TIAA-CREF Small-Cap Equity Fund	165,384

	TOTAL U.S. EQUITY	2,087,220

	TOTAL TIAA-CREF FUNDS	15,692,419

	(Cost $14,988,754)

	TOTAL INVESTMENTS - 99.9%	15,692,419
	(Cost $14,988,754)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	23,136

	NET ASSETS - 100.0%	$15,715,555

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.9%
142,593	TIAA-CREF Bond Fund	$1,567,101
536,373	TIAA-CREF Bond Plus Fund	5,878,652
38,190	TIAA-CREF High-Yield Fund	394,500

	TOTAL FIXED INCOME	7,840,253

INTERNATIONAL EQUITY - 12.9%
61,941	TIAA-CREF Emerging Markets Equity Fund	657,189
75,868	TIAA-CREF Enhanced International Equity Index Fund	531,833
4,999	TIAA-CREF Global Natural Resources Fund	50,592
136,328	TIAA-CREF International Equity Fund	1,289,666

	TOTAL INTERNATIONAL EQUITY	2,529,280

SHORT-TERM FIXED INCOME - 20.0%
372,181	TIAA-CREF Short-Term Bond Fund	3,922,786

	TOTAL SHORT-TERM FIXED INCOME	3,922,786

U.S. EQUITY - 27.2%
45,966	TIAA-CREF Enhanced Large-Cap Growth Index Fund	450,008
54,004	TIAA-CREF Enhanced Large-Cap Value Index Fund	467,678
109,501	TIAA-CREF Growth & Income Fund	1,150,858
110,976	TIAA-CREF Large-Cap Growth Fund	1,337,263
97,090	TIAA-CREF Large-Cap Value Fund	1,378,672
3,448	TIAA-CREF Mid-Cap Growth Fund	70,448
4,497	TIAA-CREF Mid-Cap Value Fund	84,137
27,961	TIAA-CREF Small-Cap Equity Fund	412,710

	TOTAL U.S. EQUITY	5,351,774

	TOTAL TIAA-CREF FUNDS	19,644,093

	(Cost $18,491,726)

	TOTAL INVESTMENTS - 100.0%	19,644,093
	(Cost $18,491,726)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	2,013

	NET ASSETS - 100.0%	$19,646,106

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.0%
675,703	TIAA-CREF Bond Plus Fund	$7,405,701
37,959	TIAA-CREF High-Yield Fund	392,114

	TOTAL FIXED INCOME	7,797,815

INTERNATIONAL EQUITY - 18.9%
87,431	TIAA-CREF Emerging Markets Equity Fund	927,638
126,572	TIAA-CREF Enhanced International Equity Index Fund	887,269
4,949	TIAA-CREF Global Natural Resources Fund	50,086
192,361	TIAA-CREF International Equity Fund	1,819,734

	TOTAL INTERNATIONAL EQUITY	3,684,727

U.S. EQUITY - 41.1%
70,743	TIAA-CREF Enhanced Large-Cap Growth Index Fund	692,576
83,000	TIAA-CREF Enhanced Large-Cap Value Index Fund	718,776
162,741	TIAA-CREF Growth & Income Fund	1,710,411
165,009	TIAA-CREF Large-Cap Growth Fund	1,988,363
144,449	TIAA-CREF Large-Cap Value Fund	2,051,172
5,707	TIAA-CREF Mid-Cap Growth Fund	116,592
7,328	TIAA-CREF Mid-Cap Value Fund	137,100
41,567	TIAA-CREF Small-Cap Equity Fund	613,533

	TOTAL U.S. EQUITY	8,028,523

	TOTAL TIAA-CREF FUNDS	19,511,065

	(Cost $18,029,196)

	TOTAL INVESTMENTS - 100.0%	19,511,065
	(Cost $18,029,196)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	8,652

	NET ASSETS - 100.0%	$19,519,717

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 19.9%
250,489	TIAA-CREF Bond Plus Fund	$2,745,359
29,792	TIAA-CREF High-Yield Fund	307,747

	TOTAL FIXED INCOME	3,053,106

INTERNATIONAL EQUITY - 24.9%
89,354	TIAA-CREF Emerging Markets Equity Fund	948,051
140,175	TIAA-CREF Enhanced International Equity Index Fund	982,628
3,904	TIAA-CREF Global Natural Resources Fund	39,505
196,341	TIAA-CREF International Equity Fund	1,857,390

	TOTAL INTERNATIONAL EQUITY	3,827,574

U.S. EQUITY - 55.2%
75,565	TIAA-CREF Enhanced Large-Cap Growth Index Fund	739,785
88,615	TIAA-CREF Enhanced Large-Cap Value Index Fund	767,403
170,744	TIAA-CREF Growth & Income Fund	1,794,523
173,046	TIAA-CREF Large-Cap Growth Fund	2,085,205
151,391	TIAA-CREF Large-Cap Value Fund	2,149,758
6,314	TIAA-CREF Mid-Cap Growth Fund	128,994
8,032	TIAA-CREF Mid-Cap Value Fund	150,285
43,601	TIAA-CREF Small-Cap Equity Fund	643,548

	TOTAL U.S. EQUITY	8,459,501

	TOTAL TIAA-CREF FUNDS	15,340,181

	(Cost $13,788,466)

	TOTAL INVESTMENTS - 100.0%	15,340,181
	(Cost $13,788,466)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(6,238)

	NET ASSETS - 100.0%	$15,333,943

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

INTERNATIONAL EQUITY - 30.9%
106,334	TIAA-CREF Emerging Markets Equity Fund	$1,128,206
174,845	TIAA-CREF Enhanced International Equity Index Fund	1,225,664
3,768	TIAA-CREF Global Natural Resources Fund	38,129
233,592	TIAA-CREF International Equity Fund	2,209,779

	TOTAL INTERNATIONAL EQUITY	4,601,778

U.S. EQUITY - 69.1%
92,499	TIAA-CREF Enhanced Large-Cap Growth Index Fund	905,561
108,360	TIAA-CREF Enhanced Large-Cap Value Index Fund	938,394
206,939	TIAA-CREF Growth & Income Fund	2,174,924
209,443	TIAA-CREF Large-Cap Growth Fund	2,523,785
183,400	TIAA-CREF Large-Cap Value Fund	2,604,282
7,865	TIAA-CREF Mid-Cap Growth Fund	160,673
9,977	TIAA-CREF Mid-Cap Value Fund	186,665
52,834	TIAA-CREF Small-Cap Equity Fund	779,826

	TOTAL U.S. EQUITY	10,274,110

	TOTAL TIAA-CREF FUNDS	14,875,888

	(Cost $13,129,407)

	TOTAL INVESTMENTS - 100.0%	14,875,888
	(Cost $13,129,407)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	1,502

	NET ASSETS - 100.0%	$14,877,390

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.7%
20,345,217	TIAA-CREF Bond Plus Fund	$222,983,583
1,136,798	TIAA-CREF High-Yield Fund	11,743,123

	TOTAL FIXED INCOME	234,726,706

INTERNATIONAL EQUITY - 16.0%
2,433,583	TIAA-CREF Emerging Markets Equity Fund	25,820,318
3,902,292	TIAA-CREF Enhanced International Equity Index Fund	27,355,065
144,516	TIAA-CREF Global Natural Resources Fund	1,462,499
4,200,758	TIAA-CREF International Equity Fund	39,739,173

	TOTAL INTERNATIONAL EQUITY	94,377,055

U.S. EQUITY - 44.2%
4,760,630	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,606,567
5,581,597	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,336,628
3,973,654	TIAA-CREF Growth & Income Fund	41,763,101
4,039,706	TIAA-CREF Large-Cap Growth Fund	48,678,453
3,519,743	TIAA-CREF Large-Cap Value Fund	49,980,353
131,857	TIAA-CREF Mid-Cap Growth Fund	2,693,840
170,093	TIAA-CREF Mid-Cap Value Fund	3,182,442
1,349,927	TIAA-CREF Small-Cap Equity Fund	19,924,916

	TOTAL U.S. EQUITY	261,166,300

	TOTAL TIAA-CREF FUNDS (Cost $550,293,224)	590,270,061

	TOTAL INVESTMENTS - 99.9% (Cost $550,293,224)	590,270,061
	OTHER ASSETS & LIABILITIES, NET - 0.1%	361,935

	NET ASSETS - 100.0%	$590,631,996

(a)	The Fund invests it’s assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 18, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 18, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: January 18, 2013	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer